                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08073

                        STATE FARM VARIABLE PRODUCT TRUST
               (Exact name of registrant as specified in charter)

                             Three State Farm Plaza
                           Bloomington, IL 61719-0001
               (Address of principal executive offices) (Zip code)

 Michael L. Tipsord                              Alan Goldberg
 One State Farm Plaza                            Bell, Boyd & Lloyd LLC
 Bloomington, Illinois 61710-0001                Three First National Plaza
                                                 70 West Madison St., Suite 3100
                                                 Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-888-702-2307

                       Date of fiscal year end: 12/31/2004

                      Date of reporting period: 06/30/2004

ITEM 1.   REPORTS TO STOCKHOLDERS.

[LOGO OF STATE FARM INSURANCE]                                     June 30, 2004



                                               State Farm Variable Product Trust
                                                              SEMI-ANNUAL REPORT





Large Cap Equity Index Fund
Small Cap Equity Index Fund
International Equity Index Fund
Stock and Bond Balanced Fund
Bond Fund
Money Market Fund

                       State Farm Variable Product Trust
                              Semi-Annual Report
                                   6/30/2004
                               Table of Contents

                Message to Variable Product Customers            1

                Schedule of Investments
                     Large Cap Equity Index Fund...............  3
                     Small Cap Equity Index Fund...............  9
                     International Equity Index Fund........... 29
                     Stock and Bond Balanced Fund.............. 41
                     Bond Fund................................. 42
                     Money Market Fund......................... 46

                Financial Statements
                     Statements of Assets and Liabilities...... 48
                     Statements of Operations.................. 49
                     Statements of Changes in Net Assets....... 50
                     Notes to Financial Statements............. 52

                Financial Highlights                            59

                                1-888-702-2307

                        State Farm VP Management Corp.
               Securities Products Representatives are available
                     8:00 a.m. - 6:00 p.m. (Central Time)
                    Monday through Friday (except holidays)

                   A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the funds voted
                     proxies relating to portfolio securities during the most
                   recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at
                                       http://www.sec.gov.

This report provides information on the results of operations for the State Farm Variable Product Trust funds only. It is possible to invest in these underlying funds only through variable deferred annuity and variable universal life insurance polices issued by State Farm Life Insurance Company or State Farm Life and Accident Assurance Company. This report does not reflect any results for the State Farm variable deferred annuity or variable universal life insurance policies or such policies' Separate Accounts. Policy and/or Separate Account charges, fees and expenses will affect overall policy results. This material must be accompanied or preceded by a prospectus.

   Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI

   Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI

[LOGO] STATE FARM
INSURANCE/R/

[PHOTO]



Message to Variable Product Customers

Dear Policy Owners,

I am happy to provide you with the State Farm Variable Product Trust Semi-Annual Report for the six-month period ending June 30, 2004. This report contains information about the underlying funds that are available only through State Farm's variable deferred annuity and variable universal life insurance policies, and which might be of assistance to you as you consider ways to plan for your financial goals.

These pages contain listings of the investments held in the underlying funds' portfolios on June 30, 2004, as well as information on the funds' operating results for the six-month period just ended. Look for a discussion of factors that impacted the performance of the underlying funds in the next State Farm Variable Product Trust Annual Report.

Thank you for choosing State Farm Variable Products as part of your financial and insurance planning. We look forward to assisting you as you plan for your future.

                                          Sincerely,

                                          /s/ Susan D. Waring

                                          Susan D. Waring
                                          Senior Vice President
                                          State Farm VP Management Corp.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (97.8%)

AEROSPACE/DEFENSE (1.2%)
Boeing Co.                                              34,717  $     1,773,691
General Dynamics Corp.                                   8,198          814,061
Lockheed Martin Corp.                                   18,483          962,595
Northrop Grumman Corp.                                  14,808          795,190
Raytheon Co.                                            18,441          659,635
Rockwell Collins                                         7,312          243,636
                                                                ---------------
                                                                      5,248,808
                                                                ---------------
AGRICULTURE, FOODS, & BEVERAGE (4.1%)
Adolph Coors Co. Class B                                 1,536          111,114
Anheuser Busch Companies Inc.                           33,115        1,788,210
Archer-Daniels-Midland Co.                              26,782          449,402
Campbell Soup Co.                                       16,933          455,159
Coca-Cola Enterprises Inc.                              19,365          561,391
ConAgra Inc.                                            21,768          589,477
General Mills Inc.                                      15,567          739,900
Hershey Foods Corp.                                     10,686          494,441
HJ Heinz Co.                                            14,505          568,596
Kellogg Co.                                             16,915          707,893
McCormick & Co. Inc.                                     5,672          192,848
Pepsico Inc.                                            70,280        3,786,686
Sara Lee Corp.                                          32,553          748,394
Sysco Corp.                                             26,334          944,601
The Coca-Cola Co.                                      100,278        5,062,033
The Pepsi Bottling Group Inc.                           10,615          324,182
WM Wrigley Jr. Co.                                       9,253          583,402
Yum! Brands Inc. (a)                                    11,925          443,849
                                                                ---------------
                                                                     18,551,578
                                                                ---------------

AIRLINES (0.1%)
Delta Air Lines Inc. (a)                                 5,156           36,711
Southwest Airlines Co.                                  32,555          545,947
                                                                ---------------
                                                                        582,658
                                                                ---------------
AUTOMOTIVE (1.0%)
Cooper Tire & Rubber Co.                                 2,900           66,700
Dana Corp.                                               6,154          120,618
Delphi Corp.                                            22,670          242,116
Ford Motor Co.                                          75,395        1,179,932
General Motors Corp.                                    23,252        1,083,311
Genuine Parts Co.                                        7,191          285,339
Goodyear Tire & Rubber Co. (a)                           7,133           64,839
Harley Davidson Inc.                                    12,157          753,004
ITT Industries Inc.                                      3,817          316,811
Navistar International Corp. (a)                         2,884          111,784
Paccar Inc.                                              7,230          419,268
Visteon Corp.                                            5,363           62,586
                                                                ---------------
                                                                      4,706,308
                                                                ---------------
BANKS (6.5%)
AmSouth Bancorporation                                  14,517          369,748
Bank of America Corp.                                   83,936        7,102,664
Bank of New York Inc.                                   32,022          944,009
Bank One Corp.                                          46,193        2,355,843
BB&T Corp.                                              23,109          854,340
Comerica Inc.                                            7,139          391,788
Fifth Third Bancorp                                     23,178        1,246,513
Golden West Financial Corp.                              6,287          668,622
Huntington Bancshares Inc.                               9,293          212,810
JP Morgan Chase & Co.                                   85,738        3,324,062
M&T Bank Corp.                                           4,884          426,373
Northern Trust Corp.                                     9,082          383,987
PNC Bank Corp.                                          11,618          616,683
SouthTrust Corp.                                        13,586          527,273
State Street Corp.                                      13,837          678,567
SunTrust Banks Inc.                                     11,633          756,029
Synovus Financial Corp.                                 12,563          318,095
Union Planters Corp.                                     7,836          233,591
US Bancorp                                              78,040        2,150,782
Washington Mutual Inc.                                  35,615        1,376,164
Wells Fargo & Co.                                       69,478        3,976,226
                                                                ---------------
                                                                     28,914,169
                                                                ---------------
BUILDING MATERIALS & CONSTRUCTION (0.5%)
American Standard Cos. Inc. (a)                          8,863          357,267
Centex Corp.                                             5,087          232,730
Fluor Corp.                                              3,352          159,790
KB Home                                                  1,858          127,514
Leggett & Platt Inc.                                     7,918          211,490
Louisiana-Pacific Corp.                                  4,497          106,354
Masco Corp.                                             18,046          562,674
Pulte Corp.                                              5,227          271,961
Stanley Works                                            3,329          151,736
Vulcan Materials Co.                                     4,212          200,281
                                                                ---------------
                                                                      2,381,797
                                                                ---------------
CHEMICALS (1.5%)
Air Products & Chemicals Inc.                            9,365          491,194
Ashland Inc.                                             2,905          153,413
Bemis Co. Inc.                                           4,277          120,825
Eastman Chemical Co.                                     3,197          147,797
EI du Pont de Nemours and Co.                           41,187        1,829,527
Engelhard Corp.                                          5,128          165,686
Great Lakes Chemical Corp.                               1,993           53,931
Hercules Inc. (a)                                        4,717           57,500
International Flavors & Fragrances Inc.                  3,895          145,673
Pall Corp.                                               4,981          130,453
PPG Industries Inc.                                      7,070          441,804
Praxair Inc.                                            13,389          534,355
Rohm & Haas Co.                                          9,237          384,075
Sealed Air Corp. (a)                                     3,479          185,326
Sigma-Aldrich Corp.                                      2,853          170,067
Temple-Inland Inc.                                       2,285          158,236

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
The Dow Chemical Co.                                    38,550  $     1,568,985
                                                                ---------------
                                                                      6,738,847
                                                                ---------------
COMMERCIAL SERVICE/SUPPLY (1.9%)
Allied Waste Industries Inc. (a)                        13,092          172,553
Anthem Inc. (a)                                          5,712          511,567
Apollo Group Inc. CL A (a)                               7,273          642,133
Ball Corp.                                               2,326          167,588
Cendant Corp.                                           42,006        1,028,307
Cintas Corp.                                             7,056          336,360
Convergys Corp. (a)                                      5,926           91,260
Deluxe Corp.                                             2,059           89,566
Eastman Kodak Co.                                       11,814          318,742
Ecolab Inc.                                             10,591          335,735
Equifax Inc.                                             5,548          137,313
Interpublic Group of Companies Inc. (a)                 17,274          237,172
Monster Worldwide Inc. (a)                               4,841          124,511
Moody's Corp.                                            6,169          398,888
Omnicom Group Inc.                                       7,788          591,031
Pactiv Corp. (a)                                         6,125          152,757
Paychex Inc.                                            15,558          527,105
Pitney Bowes Inc.                                        9,524          421,437
Robert Half International Inc.                           6,958          207,140
RR Donnelley & Sons Co.                                  8,955          295,694
Ryder System Inc.                                        2,650          106,185
Snap-On Inc.                                             2,292           76,897
Waste Management Inc.                                   23,912          732,903
WW Grainger Inc.                                         3,748          215,510
Xerox Corp. (a)                                         32,971          478,079
                                                                ---------------
                                                                      8,396,433
                                                                ---------------
COMPUTER SOFTWARE & SERVICES (6.0%)
Adobe Systems Inc.                                       9,837          457,421
AutoDesk Inc.                                            4,683          200,479
Automatic Data Processing Inc.                          24,317        1,018,396
BMC Software Inc. (a)                                    9,000          166,500
Computer Associates International Inc.                  24,089          675,937
Computer Sciences Corp. (a)                              7,731          358,950
Compuware Corp. (a)                                     15,831          104,485
Comverse Technology Inc. (a)                             8,075          161,016
Ebay Inc. (a)                                           27,066        2,488,719
Electronic Arts Inc. (a)                                12,469          680,184
Electronic Data Systems Corp.                           19,962          382,272
EMC Corp. (a)                                          100,644        1,147,342
Intuit Inc. (a)                                          7,896          304,628
Microsoft Corp.                                        444,400       12,692,064
Oracle Corp. (a)                                       213,898        2,551,803
PeopleSoft Inc. (a)                                     15,042          278,277
Sungard Data Systems (a)                                11,958          310,908
Unisys Corp. (a)                                        13,750          190,850
Veritas Software Corp. (a)                              17,792          492,838
Yahoo! Inc. (a)                                         55,453  $     2,014,607
                                                                ---------------
                                                                     26,677,676
                                                                ---------------
COMPUTERS (3.1%)
Apple Computer Inc. (a)                                 15,657          509,479
Dell Inc. (a)                                          103,875        3,720,802
Gateway Inc. (a)                                        14,700           66,150
Hewlett-Packard Co.                                    125,552        2,649,147
International Business Machines Corp.                   69,386        6,116,376
Sun Microsystems Inc. (a)                              137,018          594,658
                                                                ---------------
                                                                     13,656,612
                                                                ---------------
CONSUMER & MARKETING (4.9%)
Alberto-Culver Co.                                       3,733          187,173
Altria Group Inc.                                       84,434        4,225,922
Avery Dennison Corp.                                     4,554          291,501
Avon Products Inc.                                      19,434          896,685
Black & Decker Corp.                                     3,266          202,916
Brown-Forman Corp. Class B                               4,922          237,585
Brunswick Corp.                                          3,909          159,487
Clorox Co.                                               8,741          470,091
Colgate-Palmolive Co.                                   21,911        1,280,698
Danaher Corp.                                           12,686          657,769
Darden Restaurants Inc.                                  6,646          136,575
Fortune Brands Inc.                                      6,026          454,541
Hasbro Inc.                                              7,113          135,147
Kimberly Clark Corp.                                    20,644        1,360,027
Mattel Inc.                                             17,411          317,751
Maytag Corp.                                             3,066           75,148
McDonald's Corp.                                        51,846        1,347,996
Newell Rubbermaid Inc.                                  11,330          266,255
RJ Reynolds Tobacco Co.                                  3,516          237,646
Starbucks Corp. (a)                                     16,333          710,159
The Gillette Co.                                        41,319        1,751,925
The Procter & Gamble Co.                               105,831        5,761,440
UST Inc.                                                 6,825          245,700
Wendy's International Inc.                               4,708          164,027
Whirlpool Corp.                                          2,786          191,120
                                                                ---------------
                                                                     21,765,284
                                                                ---------------
ELECTRONIC/ELECTRICAL MFG. (6.5%)
Advanced Micro Devices Inc. (a)                         14,583          231,870
Agilent Technologies Inc. (a)                           19,835          580,769
Applied Materials Inc. (a)                              69,422        1,362,060
Emerson Electric Co.                                    17,374        1,104,118
General Electric Co.                                   434,504       14,077,929
Intel Corp.                                            266,283        7,349,411
KLA Tencor Corp. (a)                                     8,101          400,027
Linear Technology Corp.                                 12,748          503,163
LSI Logic Corp. (a)                                     15,406          117,394
Micron Technology Inc. (a)                              25,163          385,245
Molex Inc.                                               7,820          250,866

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES           VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

ELECTRONIC/ELECTRICAL MFG. (Cont.)
National Semiconductor Corp. (a)                        14,788  $       325,188
PerkinElmer Inc.                                         5,278          105,771
Rockwell Automation Inc.                                 7,664          287,477
Texas Instruments Inc.                                  71,281        1,723,574
Thomas & Betts Corp.                                     2,306           62,792
Waters Corp. (a)                                         4,929          235,508
                                                                ---------------
                                                                     29,103,162
                                                                ---------------
FINANCIAL SERVICES (9.3%)
Affiliated Computer Services (a)                         5,608          296,888
AMBAC Financial Group Inc.                               4,468          328,130
American Express Co.                                    52,614        2,703,307
Apartment Investment and Management Co.                  3,842          119,601
Bear Stearns Companies Inc.                              4,325          364,641
Capital One Financial Corp.                              9,876          675,321
Charles Schwab Corp.                                    56,228          540,351
Charter One Financial Inc.                               9,222          407,520
Citigroup Inc.                                         212,903        9,899,990
Countrywide Financial Corp.                             11,507          808,367
E Trade Group Inc. (a)                                  15,080          168,142
Equity Office Properties Trust                          16,629          452,309
Equity Residential                                      11,548          343,322
Federal Home Loan Mortgage Corp.                        28,349        1,794,492
Federal National Mortgage Association                   39,901        2,847,335
Federated Investors Inc. Class B                         4,463          135,407
First Data Corp.                                        35,926        1,599,426
First Horizon National Corp.                             5,113          232,488
Franklin Resources Inc.                                 10,299          515,774
Goldman Sachs Group Inc.                                19,871        1,871,053
H&R Block Inc.                                           7,211          343,820
Janus Capital Group Inc.                                 9,782          161,305
KeyCorp                                                 16,905          505,290
Lehman Brothers Holdings Inc.                           11,405          858,226
Marshall & Ilsley Corp.                                  9,155          357,869
MBIA Inc.                                                5,951          339,921
MBNA Corp.                                              52,614        1,356,915
Mellon Financial Corp.                                  17,488          512,923
Merrill Lynch & Co. Inc.                                39,568        2,135,881
MGIC Investment Corp.                                    4,072          308,902
Morgan Stanley                                          45,259        2,388,317
National City Corp.                                     25,589          895,871
North Fork Bancorporation                                7,131          271,335
Principal Financial Group                               13,152          457,427
ProLogis Trust                                           7,478          246,176
Providian Financial Corp. (a)                           11,953          175,351
Regions Financial Corp.                                  9,046          330,631
Simon Property Group Inc.                                8,574          440,875
SLM Corp.                                               18,080          731,336
T Rowe Price Group Inc.                                  5,224          263,290
Wachovia Corp.                                          54,133        2,408,919
Zions Bancorporation                                     3,692          226,873
                                                                ---------------
                                                                     41,821,317
                                                                ---------------
FOREST PRODUCTS & PAPER (0.6%)
Boise Cascade Corp.                                      3,620          136,257
Georgia Pacific Corp.                                   10,507          388,549
International Paper Co.                                 19,995          893,777
MeadWestvaco Corp.                                       8,311          244,260
Plum Creek Timber Co., Inc.                              7,556          246,174
Weyerhaeuser Co.                                         9,934          627,034
                                                                ---------------
                                                                      2,536,051
                                                                ---------------
HEALTH CARE (12.8%)
Abbott Laboratories                                     64,217        2,617,485
Aetna Inc.                                               6,278          533,630
Allergan Inc.                                            5,412          484,482
Amerisourcebergen Corp.                                  4,630          276,781
Amgen Inc. (a)                                          52,358        2,857,176
Applera Corp.- Applied Biosystems Group                  8,328          181,134
Bausch & Lomb Inc.                                       2,109          137,233
Baxter International Inc.                               25,244          871,170
Becton Dickinson & Co.                                  10,434          540,481
Biogen Idec Inc. (a)                                    13,994          885,121
Biomet Inc.                                             10,483          465,865
Boston Scientific Corp. (a)                             34,388        1,471,806
Bristol-Myers Squibb Co.                                80,059        1,961,445
Cardinal Health Inc.                                    17,724        1,241,566
Caremark Rx Inc. (a)                                    18,842          620,655
Chiron Corp. (a)                                         7,788          347,656
CR Bard Inc.                                             4,302          243,708
Eli Lilly & Co.                                         46,503        3,251,025
Express Scripts Inc. (a)                                 3,213          254,566
Forest Laboratories Inc. (a)                            15,233          862,645
Genzyme Corp. (a)                                        9,334          441,778
Guidant Corp.                                           12,919          721,914
HCA-The Healthcare Co.                                  20,002          831,883
Health Management Associates Inc.                       10,024          224,738
Hospira Inc. (a)                                         6,438          177,689
Humana Inc. (a)                                          6,414          108,397
IMS Health Inc.                                          9,690          227,134
Johnson & Johnson                                      122,216        6,807,431
King Pharmaceuticals Inc. (a)                            9,826          112,508
Manor Care Inc.                                          3,563          116,439
McKesson Corp.                                          12,066          414,226
Medco Health Solutions Inc. (a)                         11,170          418,875
Medimmune Inc. (a)                                      10,257          240,014
Medtronic Inc.                                          49,911        2,431,664
Merck & Co. Inc.                                        91,486        4,345,585
Mylan Laboratories (a)                                  11,073          224,228
Pfizer Inc.                                            314,138       10,768,651
Quest Diagnostics Inc.                                   4,264          362,227

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Schering Plough Corp.                                   60,614  $     1,120,147
St. Jude Medical Inc. (a)                                7,257          548,992
Stryker Corp.                                           16,482          906,510
Tenet Healthcare Corp. (a)                              19,194          257,392
UnitedHealth Group Inc.                                 25,358        1,578,535
Watson Pharmaceuticals Inc. (a)                          4,362          117,338
WellPoint Health Networks Inc. (a)                       6,411          718,096
Wyeth                                                   54,907        1,985,437
Zimmer Holdings Inc. (a)                                10,050          886,410
                                                                ---------------
                                                                     57,199,868
                                                                ---------------
INSURANCE (4.5%)
Ace Ltd.                                                11,665          493,196
AFLAC Inc.                                              20,947          854,847
American International Group Inc.                      107,378        7,653,904
Aon Corp.                                               12,986          369,711
Chubb Corp.                                              7,816          532,895
Cigna Corp.                                              5,827          400,956
Cincinnati Financial Corp.                               6,936          301,855
Jefferson-Pilot Corp.                                    5,764          292,811
Lincoln National Corp.                                   7,349          347,240
Loews Corp.                                              7,643          458,274
Marsh & McLennan Companies Inc.                         21,552          978,030
MetLife Inc.                                            31,127        1,115,903
Progressive Corp.                                        8,955          763,861
Prudential Financial Inc.                               21,663        1,006,679
Safeco Corp.                                             5,744          252,736
St. Paul Travelers Co. Inc.                             27,472        1,113,715
The Allstate Corp.                                      28,934        1,346,878
The Hartford Financial Services Group Inc.              12,028          826,805
Torchmark Corp.                                          4,590          246,942
UNUMProvident Corp.                                     12,223          194,346
XL Capital Ltd.                                          5,691          429,443
                                                                ---------------
                                                                     19,981,027
                                                                ---------------
LEISURE, LODGING & GAMING (0.6%)
Carnival Corp.                                          26,054        1,224,538
Harrahs Entertainment Inc.                               4,652          251,673
Hilton Hotels Corp.                                     15,804          294,903
Marriott International Class A                           9,320          464,882
Starwood Hotels Resorts                                  8,530          382,570
                                                                ---------------
                                                                      2,618,566
                                                                ---------------
MACHINERY & MANUFACTURING (3.5%)
3M Co.                                                  32,202        2,898,502
Caterpillar Inc.                                        14,080        1,118,515
Cooper Industries Ltd.                                   3,815          226,649
Crane Co.                                                2,340           73,453
Cummins Inc.                                             1,732          108,250
Deere & Co.                                             10,254          719,216
Dover Corp.                                              8,377          352,672
Eaton Corp.                                              6,206          401,777
Goodrich Corp.                                           4,854          156,930
Honeywell International Inc.                            35,365        1,295,420
Illinois Tool Works Inc.                                12,756        1,223,173
Ingersoll-Rand Co.                                       7,140          487,733
Johnson Controls Inc.                                    7,830          417,965
Millipore Corp. (a)                                      2,038          114,882
Monsanto Co.                                            10,944          421,344
Parker Hannifin Corp.                                    4,929          293,078
Textron Inc.                                             5,672          336,633
Thermo Electron Corp. (a)                                6,835          210,108
Tyco International Ltd.                                 82,573        2,736,469
United Technologies Corp.                               21,163        1,935,991
                                                                ---------------
                                                                     15,528,760
                                                                ---------------
MEDIA & BROADCASTING (3.3%)
Clear Channel Communications                            25,299          934,798
Comcast Corp. Class A (a)                               92,329        2,587,982
Dow Jones & Co. Inc.                                     3,321          149,777
Gannett Co. Inc.                                        11,222          952,187
Knight-Ridder Inc.                                       3,188          229,536
McGraw Hill Companies Inc.                               7,847          600,845
Meredith Corp.                                           2,076          114,097
New York Times Co.                                       6,130          274,072
The Walt Disney Co.                                     84,499        2,153,880
Time Warner Inc. (a)                                   187,725        3,300,205
Tribune Co.                                             13,498          614,699
Univision Communications Inc. (a)                       13,327          425,531
Viacom Inc. Class B                                     71,338        2,548,193
                                                                ---------------
                                                                     14,885,802
                                                                ---------------
MINING & METALS (0.7%)
ALCOA Inc.                                              35,804        1,182,606
Allegheny Technologies Inc.                              3,372           60,865
Freeport-McMoRan Copper & Gold Inc.                      7,301          242,028
Newmont Mining Corp. Holding Co.                        18,250          707,370
Nucor Corp.                                              3,255          249,854
Phelps Dodge Corp. (a)                                   3,854          298,723
United States Steel Corp.                                4,676          164,221
Worthington Industries Inc.                              3,468           71,198
                                                                ---------------
                                                                      2,976,865
                                                                ---------------
OIL & GAS (6.4%)
Amerada Hess Corp.                                       3,711          293,874
Anadarko Petroleum Corp.                                10,376          608,033
Apache Corp.                                            13,398          583,483
Baker Hughes Inc.                                       13,723          516,671
BJ Services Co. (a)                                      6,633          304,057
Burlington Resources Inc.                               16,343          591,290
ChevronTexaco Corp.                                     44,055        4,146,016
ConocoPhillips                                          28,239        2,154,353
Devon Energy Corp.                                       9,878          651,948

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

OIL & GAS (Cont.)
El Paso Corp.                                           26,443  $       208,371
EOG Resources Inc.                                       4,805          286,906
Exxon Mobil Corp.                                      269,243       11,957,082
Haliburton Co.                                          18,133          548,704
Kerr-McGee Corp.                                         6,157          331,062
Kinder Morgan Inc.                                       5,114          303,209
Marathon Oil Corp.                                      14,231          538,501
Nabors Industries Ltd. (a)                               6,125          276,972
Noble Corp. (a)                                          5,437          206,008
Occidental Petroleum Corp.                              16,112          779,982
Rowan Companies Inc. (a)                                 4,372          106,371
Schlumberger Ltd. ADR                                   24,261        1,540,816
Sunoco Inc.                                              3,058          194,550
Transocean Inc. ADR (a)                                 13,221          382,616
Unocal Corp.                                            10,860          412,680
Valero Energy Corp.                                      5,305          391,297
Williams Companies Inc.                                 21,433          255,053
                                                                ---------------
                                                                     28,569,905
                                                                ---------------
RETAILERS (6.4%)
Albertsons Inc.                                         15,156          402,240
AutoNation Inc. (a)                                     11,030          188,613
AutoZone Inc. (a)                                        3,427          274,503
Bed Bath & Beyond Inc. (a)                              12,381          476,049
Best Buy Inc.                                           13,366          678,191
Big Lots Inc. (a)                                        4,599           66,502
Circuit City Stores Inc.                                 8,250          106,837
Costco Wholesale                                        18,905          776,428
CVS Corp.                                               16,365          687,657
Dillard's Inc. Class A                                   3,332           74,304
Dollar General Corp.                                    13,593          265,879
Family Dollar Stores                                     7,074          215,191
Federated Department Stores Inc.                         7,410          363,831
GAP Inc.                                                37,076          899,093
Home Depot Inc.                                         91,516        3,221,363
JC Penney Inc.                                          11,625          438,960
Kohls Corp. (a)                                         14,046          593,865
Kroger Co. (a)                                          30,590          556,738
Limited Brands                                          19,422          363,191
Lowe's Companies Inc.                                   32,372        1,701,149
May Department Stores Co.                               11,987          329,523
Nordstrom Inc.                                           5,737          244,454
Office Depot Inc. (a)                                   12,902          231,075
Radioshack Corp.                                         6,501          186,124
Safeway Inc. (a)                                        18,389          465,977
Sears Roebuck & Co.                                      8,770          331,155
Sherwin Williams Co.                                     5,790          240,574
Staples Inc.                                            20,490          600,562
Supervalu Inc.                                           5,562          170,253
Target Corp.                                            37,613        1,597,424
Tiffany & Co.                                            6,037          222,463
TJX Companies Inc.                                      20,390          492,215
Toys "R" Us Inc. (a)                                     8,833          141,151
Wal-Mart Stores Inc.                                   176,563        9,315,464
Walgreen Co.                                            42,189        1,527,664
Winn Dixie Stores Inc.                                   5,574           40,133
                                                                ---------------
                                                                     28,486,795
                                                                ---------------
TECHNOLOGY (2.4%)
Altera Corp. (a)                                        15,430          342,855
American Power Conversion Corp.                          8,066          158,497
Analog Devices Inc.                                     15,482          728,893
Applied Micro Circuits Corp. (a)                        12,913           68,697
Avaya Inc. (a)                                          18,291          288,815
Broadcom Corp. (a)                                      12,940          605,204
Citrix Systems Inc. (a)                                  7,028          143,090
Fiserv Inc. (a)                                          8,036          312,520
International Game Technology                           14,375          554,875
Jabil Circuit Inc. (a)                                   8,279          208,465
Lexmark International Group Inc. (a)                     5,353          516,725
Maxim Integrated Products Inc.                          13,273          695,771
Mercury Interactive Corp. (a)                            3,804          189,553
NCR Corp. (a)                                            3,806          188,740
Network Appliance Inc. (a)                              14,327          308,460
Novell Inc. (a)                                         15,964          133,938
Novellus Systems Inc. (a)                                6,100          191,784
NVIDIA Corp. (a)                                         6,851          140,445
Parametric Technology Corp. (a)                         10,501           52,505
PMC Sierra Inc. (a)                                      7,050          101,167
Power-One Inc. (a)                                       3,604           39,572
Q Logic Corp. (a)                                        3,829          101,813
Qualcomm Inc.                                           33,359        2,434,540
Sabre Holdings Corp.                                     5,622          155,786
Sanmina Corp. (a)                                       21,489          195,550
Siebel Systems Inc. (a)                                 20,726          221,354
Solectron Corp. (a)                                     39,647          256,516
Symantec Corp. (a)                                      12,847          562,442
Symbol Technologies Inc.                                 9,680          142,683
Tektronix Inc.                                           3,367          114,545
Teradyne Inc. (a)                                        8,004          181,691
Xilinx Inc.                                             14,301          476,366
                                                                ---------------
                                                                     10,813,857
                                                                ---------------
TELECOM & TELECOM EQUIPMENT (5.7%)
ADC Telecommunications Inc. (a)                         31,628           89,823
Alltel Corp.                                            12,694          642,570
Andrew Corp. (a)                                         6,635          132,766
AT&T Corp.                                              32,707          478,503
AT&T Wireless Services Inc. (a)                        112,305        1,608,208
BellSouth Corp.                                         75,531        1,980,423
CenturyTel Inc.                                          5,643          169,516
Ciena Corp. (a)                                         22,920           85,262
Cisco Systems Inc. (a)                                 278,368        6,597,322
Citizens Communications Co. (a)                         11,646          140,917
Corning Inc. (a)                                        56,522          738,177

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

TELECOM & TELECOM EQUIPMENT (Cont.)
JDS Uniphase Corp. (a)                                  59,398  $       225,118
Lucent Technologies Inc. (a)                           176,533          667,295
Motorola Inc.                                           96,526        1,761,600
Nextel Communications Inc. (a)                          45,703        1,218,442
Qwest Communications International Inc. (a)             73,559          264,077
SBC Communications Inc.                                136,357        3,306,657
Scientific-Atlanta Inc.                                  6,318          217,971
Sprint FON Group                                        58,741        1,033,842
Tellabs Inc. (a)                                        16,669          145,687
Verizon Communications                                 114,057        4,127,723
                                                                ---------------
                                                                     25,631,899
                                                                ---------------
TEXTILES & CLOTHING (0.3%)
Jones Apparel                                            5,202          205,375
Liz Claiborne Inc.                                       4,578          164,716
Nike Inc.                                               10,873          823,630
Reebok International Ltd.                                2,479           89,194
VF Corp.                                                 4,531          220,660
                                                                ---------------
                                                                      1,503,575
                                                                ---------------
TRANSPORTATION (1.4%)
Burlington Northern Santa Fe Corp.                      15,280          535,870
CSX Corp.                                                8,850          290,015
FedEx Corp.                                             12,302        1,004,950
Norfolk Southern Corp.                                  16,156          428,457
Union Pacific Corp.                                     10,675          634,629
United Parcel Services Inc.                             46,407        3,488,414
                                                                ---------------
                                                                      6,382,335
                                                                ---------------
UTILITIES & ENERGY (2.6%)
Allegheny Energy Inc. (a)                                5,116           78,838
Ameren Corp.                                             7,528          323,403
American Electric Power Co. Inc.                        16,300          521,600
Calpine Corp. (a)                                       16,333           70,559
CenterPoint Energy Inc.                                 12,682          145,843
Cinergy Corp.                                            7,416          281,808
CMS Energy Corp. (a)                                     6,334           57,829
Consolidated Edison Inc.                                 9,929          394,777
Constellation Energy Group Inc.                          6,947          263,291
Dominion Resources Inc.                                 13,449          848,363
DTE Energy Co.                                           7,150          289,861
Duke Energy Corp.                                       37,683          764,588
Dynegy Inc. (a)                                         14,566           62,051
Edison International                                    13,428          343,354
Entergy Corp.                                            9,487          531,367
Exelon Corp.                                            27,222          906,220
FirstEnergy Corp.                                       13,589          508,365
FPL Group Inc.                                           7,614          486,915
KeySpan Corp.                                            6,604          242,367
Nicor Inc.                                               1,853           62,946
NiSource Inc.                                           10,863          223,995
Peoples Energy Corp.                                     1,545           65,122
PG&E Corp. (a)                                          17,265          482,384
Pinnacle West Capital Corp.                              3,771          152,311
PPL Corp.                                                7,330          336,447
Progress Energy Inc.                                    10,160          447,548
Public Service Enterprise Group Inc.                     9,750          390,293
Sempra Energy                                            9,470          326,052
TECO Energy Inc.                                         7,702           92,347
The AES Corp. (a)                                       26,270          260,861
The Southern Co.                                        30,373          885,373
TXU Corp.                                               13,342          540,484
Xcel Energy Inc.                                        16,461          275,063
                                                                ---------------
                                                                     11,662,625
                                                                ---------------
TOTAL COMMON STOCKS
(cost $463,756,900)                                                 437,322,579
                                                                ---------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                               ---------------  ---------------
SHORT-TERM INVESTMENTS (2.1%)
U.S. Treasury Bills,(b)
0.925%, 07/08/2004                             $     4,192,000  $     4,191,187
U.S. Treasury Bills,(b)
0.985%, 08/05/2004                                   5,002,000        4,996,248
                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
(cost $ 9,188,623)                                                    9,187,435
                                                                ---------------
TOTAL INVESTMENTS (99.9%)
(cost $ 472,945,523)                                                446,510,014
OTHER ASSETS, NET OF LIABILITIES (0.1%)                                 500,148
                                                                ---------------
NET ASSETS (100.0%)                                             $   447,010,162
                                                                ===============

(a) Non-income producing security.
(b) At June 30, 2004, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (98.4%)

AUTOMOTIVE & TRANSPORTATION (4.3%)
AAR Corp. (a)                                            7,637  $        86,680
Aftermarket Technology Corp. (a)                         1,820           30,030
Airtran Holdings Inc. (a)                               18,753          265,167
Alaska Air Group Inc. (a)                                5,989          142,957
Alexander & Baldwin Inc.                                 9,436          315,634
Amerco Inc. (a)                                          1,042           24,748
America West Holdings Corp. (a)                          7,407           67,256
Arctic Cat Inc.                                          3,670          101,035
Arkansas Best Corp.                                      5,074          167,036
ArvinMeritor Inc. (a)                                   15,398          301,339
ASV Inc. (a)                                             1,667           52,194
Atlantic Coast Airlines Holdings Inc. (a)                9,680           55,563
Aviall Inc. (a)                                          7,334          139,419
Bandag Inc.                                              2,804          124,862
Coachmen Industries Inc.                                 3,295           52,687
Collins & Aikman Corp. (a)                              10,113           56,532
Continental Airlines Inc. (a)                           15,464          175,826
Cooper Tire & Rubber Co.                                14,634          336,582
Covenant Transport Inc. (a)                              1,870           31,958
Delta Air Lines Inc. (a)                                22,034          156,882
EGL Inc. (a)                                             7,933          211,018
Expressjet Holdings Inc. (a)                             8,005           97,181
Fleetwood Enterprises Inc. (a)                          11,363          165,332
Florida East Coast Industries Inc.                       4,782          184,824
Forward Air Corp. (a)                                    4,724          176,678
Frontier Airlines Inc. (a)                               7,888           85,821
GATX Corp.                                              10,938          297,514
Genesee & Wyoming Inc. (a)                               4,645          110,086
Goodyear Tire & Rubber Co. (a)                          33,779          307,051
Greenbrier Companies Inc. (a)                            1,504           28,651
Gulfmark Offshore Inc. (a)                               2,660           41,975
Hayes Lemmerz International Inc. (a)                     7,252          109,505
Heartland Express Inc.                                   6,709          183,558
Hub Group Inc. (a)                                       1,232           42,011
Kansas City Southern (a)                                13,904          215,512
Keystone Automotive Industries Inc. (a)                  3,165           88,272
Kirby Corp. (a)                                          4,812          187,187
Knight Transportation Inc. (a)                           5,494          157,843
Laidlaw International (a)                               23,039          298,585
Landstar Systems Inc. (a)                                6,614          349,682
Marine Products Corp.                                    2,400           44,520
Marten Transport Ltd. (a)                                1,187           22,138
Mesa Air Group Inc. (a)                                  6,593           53,337
Modine Manufacturing Co.                                 5,661          180,303
Monaco Coach Corp.                                       6,305          177,612
Noble International Ltd. (a)                             1,276           31,607
Northwest Airlines Corp. (a)                            14,800          164,576
Offshore Logistics Inc. (a)                              4,514          126,934
Old Dominion Freight Line Inc. (a)                       3,739          110,226
Overnite Corp. (a)                                       6,215          182,721
Overseas Shipholding Group Inc.                          5,971          263,500
Pacer International Inc. (a)                             5,366           99,271
PAM Transportation Services Inc. (a)                       745           14,230
Pinnacle Airlines Corp. (a)                              3,559           40,217
Quality Distribution Inc. (a)                            2,212           24,398
Quixote Corp.                                            1,870           37,494
Railamerica Inc. (a)                                     7,149          104,375
Sauer Danfoss Inc.                                       2,992           51,073
SCS Transportation Inc. (a)                              3,237           85,424
Seabulk International Inc. (a)                           1,163            9,595
Skywest Inc.                                            12,883          224,293
Sports Resorts International Inc. (a)                    5,682           21,592
Standard Motor Products Inc.                             2,047           30,152
Stoneridge Inc. (a)                                      3,378           57,426
Strattec Security Corp. (a)                                700           47,901
Superior Industries International Inc.                   5,126          171,465
Swift Transportation Inc. (a)                           11,011          197,647
Tenneco Automotive Inc. (a)                              9,740          128,860
Tower Automotive Inc. (a)                               12,922           47,036
US Xpress Enterprises Inc. (a)                             268            4,216
USF Corp.                                                6,152          216,120
Visteon Corp.                                           28,727          335,244
Wabash National Corp. (a)                                6,046          166,567
Wabtec Corp.                                             7,228          130,393
Werner Enterprises Inc. (a)                             10,641          224,525
Winnebago Industries Inc.                                5,761          214,770
                                                                ---------------
                                                                     10,064,431
                                                                ---------------
CONSUMER DISCRETIONARY (18.8%)
1-800 Contacts Inc. (a)                                  1,401           20,784
1-800-Flowers.com Inc. (a)                               4,082           33,227
24/7 Media Inc. (a)                                      8,124           45,576
4 Kids Entertainment Inc. (a)                            3,290           78,697
99 Cents Only Stores (a)                                 9,293          141,718
Aaron Rents Inc.                                         5,652          187,307
ABM Industries Inc.                                      8,679          168,980
AC Moore Arts & Crafts Inc. (a)                          3,021           83,108
Action Performance Companies Inc.                        3,687           55,563
Administaff Inc. (a)                                     4,958           82,303
Advanced Marketing Services Inc.                         3,527           45,534
Advisory Board Co. (a)                                   3,950          140,620
ADVO Inc.                                                6,733          221,650
Aeropostale Inc. (a)                                    12,302          331,047
Alderwoods Group Inc. (a)                                8,600          104,920
Alliance Gaming Corp. (a)                               11,413          195,847
Alloy Inc. (a)                                           8,117           49,920
Ambassadors Group Inc. (a)                                 765           17,985
AMC Entertainment Inc. (a)                               8,199          126,019
America's Car-Mart Inc. (a)                              1,131           33,964
American Greetings Corp. (a)                            14,085          326,490
American Woodwork Corp.                                  1,179           70,563
Ameristar Casinos Inc.                                   2,487           83,513
AMN Healthcare Services Inc. (a)                         3,570           54,585
Angelica Corp.                                           2,200           55,242
Applica Inc. (a)                                         4,804           42,756

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                    SHARES           VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)
aQuantive Inc. (a)                                       9,734  $        96,172
Arbitron Inc. (a)                                        6,938          253,376
Arden Group Inc. Class A (a)                                29            2,599
Argosy Gaming Co. (a)                                    5,785          217,516
Asbury Automotive Group (a)                              3,119           46,785
Atari Inc. (a)                                           2,600            6,266
autobytel.com inc. (a)                                   8,810           79,995
Aztar Corp. (a)                                          7,665          214,620
Banta Corp.                                              5,524          245,321
Bassett Furniture Industries Inc.                        2,150           46,784
Beasley Broadcast Group Inc. (a)                         1,800           26,928
BEBE Stores Inc. (a)                                     2,085           41,700
Big 5 Sporting Goods Corp. (a)                           4,500          117,855
Blair Corp.                                              1,700           49,130
Blue Nile Inc. (a)                                         657           24,710
Blyth Inc. (a)                                           7,118          245,500
Bob Evans Farms Inc.                                     7,814          213,947
Boca Resorts Inc. (a)                                    5,450          108,019
Bombay Co. Inc. (a)                                      7,000           42,910
Bon-Ton Stores Inc. (a)                                    613            8,987
Bowne & Co. Inc.                                         8,388          132,950
Boyd Gaming Corp.                                        7,751          205,944
Bright Horizons Family Solutions Inc. (a)                2,666          142,924
Brightpoint Inc. (a)                                     4,035           55,481
Brookstone Inc. (a)                                      4,150           83,208
Brown Shoe Co. Inc.                                      4,259          174,321
Buckle Inc.                                              1,875           52,969
Buffalo Wild Wings Inc. (a)                              1,248           34,507
Burlington Coat Factory Warehouse Corp.                  3,910           75,463
Cache Inc. (a)                                             630            8,511
California Pizza Kitchen Inc. (a)                        4,158           79,667
Callaway Golf Co.                                       14,933          169,340
Carmike Cinemas Inc. (a)                                 1,675           66,079
Carters Inc. (a)                                           943           27,451
Casella Waste Systems Inc. (a)                           4,100           53,915
Casual Male Retail Group Inc. (a)                        6,376           46,545
Catalina Marketing Corp. (a)                            11,571          211,634
Cato Corp. Class A                                       4,041           90,720
CBRL Group Inc. (a)                                     11,008          339,597
CDI Corp.                                                2,940          101,724
CEC Entertainment Inc. (a)                               8,290          244,638
Central European Distribution Corp. (a)                  2,491           64,542
Central Garden & Pet Co. (a)                             3,661          130,954
Central Parking Corp.                                    5,770          107,841
Century Business Services Inc. (a)                       8,557           37,309
Charles River Associates Inc. (a)                        2,301           71,216
Charlotte Russe Holding Inc. (a)                         2,549           54,498
Charming Shoppes Inc. (a)                               25,532          228,001
Charter Communications Inc. (a)                         59,769          234,294
Chattem Inc. (a)                                         3,472          100,237
Chemed Corp.                                             2,959          143,511
Cherokee Inc.                                            1,000           25,090
Chicago Pizza & Brewery Inc. (a)                         2,400           36,504
Children's Place Retail Stores Inc. (a)                  3,211           75,523
Christopher & Banks Corp.                                8,127          143,929
Churchill Downs Inc.                                     1,791           72,894
CKE Restaurants Inc. (a)                                11,315          150,829
Clark Inc. (a)                                           4,368           81,026
CMGI Inc. (a)                                           84,925          165,604
CNET Networks Inc. (a)                                  28,300          313,281
Coinstar Inc. (a)                                        5,005          109,960
Coldwater Creek Inc. (a)                                 3,346           88,569
Cole National Corp. (a)                                  3,181           74,276
Conn's Inc. (a)                                            685           10,796
Consolidated Graphics Inc. (a)                           3,011          132,635
Cornell Co. Inc. (a)                                     2,800           38,080
Corrections Corporation of America (a)                   7,800          308,022
Cosi Inc. (a)                                            3,810           22,746
Cost Plus Inc. (a)                                       5,062          164,262
CoStar Group Inc. (a)                                    3,674          168,747
Courier Corp.                                            1,200           50,088
Cross Country Healthcare Inc. (a)                        5,825          105,724
Crown Media Holdings Inc. (a)                            5,600           47,712
CSK Auto Corp. (a)                                      10,324          176,953
CSS Industries Inc.                                      1,782           62,441
Cumulus Media Inc. (a)                                  10,260          172,471
Dave & Buster's Inc. (a)                                 2,771           52,067
Deb Shops Inc.                                           1,160           27,910
Deckers Outdoor Corp. (a)                                1,952           57,564
Del Laboratories Inc. (a)                                  872           27,049
Department 56 Inc. (a)                                   2,978           45,861
DHB Industries Inc. (a)                                  4,049           61,464
Diamond Cluster International Inc. (a)                   4,468           38,827
Dick's Sporting Goods Inc. (a)                           6,687          223,011
Digital Theater Systems Inc. (a)                         3,409           89,145
Dollar Thrifty Automotive Group Inc. (a)                 5,429          148,972
Doubleclick Inc. (a)                                    26,834          208,500
Dover Downs Gaming & Entertainment Inc                   2,894           32,558
Dover Motorsports Inc.                                   5,438           21,752
Dress Barn Inc. (a)                                      5,368           91,900
Drugstore.com Inc. (a)                                   7,476           26,091
Earthlink Inc. (a)                                      30,740          318,159
Electronics Boutique Holdings Corp. (a)                  3,537           93,165
Elizabeth Arden Inc. (a)                                 4,403           92,639
Emmis Communications Corp. (a)                          10,875          228,157
Empire Resorts Inc. (a)                                  3,543           49,779
Ennis Business Forms Inc.                                3,500           68,250
Entravision Communications Corp. (a)                     9,190           70,579
Escalade Inc. (a)                                        1,256           29,026
Ethan Allen Interiors Inc. (a)                           7,314          262,646
Exponent Inc. (a)                                          877           23,565
Exult Inc. (a)                                          10,000           53,800
FindWhat.com (a)                                         4,485          103,783
Finish Line Inc. Class A (a)                             4,367          131,752

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)
First Advantage Corp. - Class A (a)                        619  $        11,699
Fisher Communications Inc. (a)                           1,113           56,017
Forrester Research Inc. (a)                              3,838           71,579
Fred's Inc.                                              8,683          191,807
FreeMarkets Inc. (a)                                     8,320           54,246
FTI Consulting Inc. (a)                                 10,070          166,155
Furniture Brands International Inc.                     11,559          289,553
G&K Services Inc.                                        4,109          165,141
Gamestop Corp. Class A (a)                               4,958           75,461
Gander Mountain Co. (a)                                  1,075           24,671
Gaylord Entertainment Co. Class A (a)                    6,768          212,448
Genesco Inc. (a)                                         5,282          124,814
Geo Group Inc. (a)                                       2,594           52,918
Goody's Family Clothing Inc.                             4,296           44,550
Gray Television Inc.                                     9,562          132,816
Grevity HR Inc.                                          5,182          135,717
Grey Global Group Inc.                                     158          155,630
Group 1 Automotive Inc. (a)                              4,122          136,892
GSI Commerce Inc. (a)                                    3,643           35,082
Guess ? Inc. (a)                                         3,064           49,330
Guitar Center Inc. (a)                                   5,403          240,271
Gymboree Corp. (a)                                       6,453           99,118
Hancock Fabrics Inc.                                     3,765           48,004
Handleman Co.                                            5,895          136,528
Harris Interactive Inc. (a)                              9,415           63,269
Hartmarx Corp. (a)                                       1,832           11,542
Haverty Furniture Companies Inc.                         4,011           70,112
Heidrick & Struggles International Inc. (a)              5,026          149,172
Hibbett Sporting Goods Inc. (a)                          5,166          141,290
Hollinger International Inc.                            12,737          213,854
Hollywood Entertainment Corp. (a)                       12,237          163,486
Hooker Furniture Corp.                                   2,811           56,698
Hot Topic Inc. (a)                                      10,704          219,325
Hudson Highland Group Inc. (a)                           2,495           76,497
IHOP Corp.                                               4,761          170,253
Information Holdings Inc. (a)                            3,698          101,214
Infospace Inc. (a)                                       7,133          271,339
InfoUSA Inc. (a)                                         6,127           62,128
Insight Communications Inc. (a)                         11,075          102,555
Insight Enterprises Inc. (a)                            10,736          190,671
Insurance Auto Auctions Inc. (a)                         2,150           36,550
Inter Parfums Inc. (a)                                     958           19,974
Internap Network Services Corp. (a)                     62,317           75,404
Isle of Capri Casinos Inc. (a)                           4,550           79,398
iVillage Inc. (a)                                        4,960           31,496
J Jill Group Inc. (a)                                    4,070           96,011
Jack in the Box (a)                                      8,099          240,540
Jakks Pacific Inc. (a)                                   5,291          110,000
Jarden Corp. (a)                                         6,037          217,272
Jo-Ann Stores Inc. (a)                                   4,002          117,659
John H Harland Co.                                       6,250          183,437
Joseph A. Bank Clothiers Inc. (a)                        1,615           50,695
Journal Communications Inc-A (a)                         3,358           63,231
Journal Register Co. (a)                                 9,309          186,180
K-Swiss Inc. Class A                                     5,800          117,218
K2 Inc. (a)                                              6,980          109,586
Kellwood Co.                                             6,025          262,389
Kelly Services Inc. Class A                              3,924          116,935
Kenneth Cole Productions Inc.                            1,682           57,642
kforce.com Inc. (a)                                      3,010           28,414
Kimball International Inc. Class B                       7,187          106,008
Kirkland's Inc. (a)                                      2,668           31,829
Korn Ferry International (a)                             8,758          169,642
Krispy Kreme Doughnuts Inc. (a)                         12,179          232,497
Kroll Inc. (a)                                           7,938          292,753
La Quinta Properties Inc. (a)                           41,689          350,188
La-Z-Boy Inc. (a)                                       11,671          209,845
Labor Ready Inc. (a)                                     9,175          142,212
Lakes Gaming (a)                                         2,118           24,548
Landry's Restaurants Inc.                                5,284          157,939
Leapfrog Enterprises Inc. (a)                            5,531          110,012
Learning Tree International (a)                          3,423           49,668
LECG Corp. (a)                                           1,694           29,323
Libbey Inc.                                              3,267           90,692
Liberty Corp.                                            3,522          165,358
Lifeline Systems Inc. (a)                                1,800           42,588
Lifetime Hoan Corp. (a)                                  1,321           30,106
LIN TV Corp. (a)                                         6,374          135,129
Linens 'n Things Inc. (a)                               10,009          293,364
Lithia Motors Inc.                                       3,305           81,898
LKQ Corp. (a)                                            2,838           52,588
LodgeNet Entertainment Corp. (a)                         2,732           45,078
Lone Star Steakhouse & Saloon Inc.                       3,582           97,395
LookSmart Ltd. (a)                                      14,600           31,682
M & F Worldwide Corp. (a)                                2,173           29,770
Magna Entertainment Class A (a)                          9,510           56,109
Mannatech Inc. (a)                                       1,834           17,606
Manning (Greg) Auctions Inc. (a)                         1,581           24,189
Marchex Inc. - Class B (a)                                 240            2,678
Marcus Corp.                                             4,820           83,145
Marinemax Inc. (a)                                       2,336           66,996
MarketWatch.com Inc. (a)                                 2,016           23,648
Martha Stewart Living Omnimedia Inc. (a)                 2,295           20,655
Matthews International Corp.                             7,145          235,356
Maximus Inc. (a)                                         4,039          143,223
Maxwell Shoe Co. Inc. Class A (a)                        3,578           83,153
Mediacom Communications Corp. (a)                       13,610          106,430
Medical Staffing Network Holdings Inc. (a)               3,123           20,112
MemberWorks Inc. (a)                                     2,069           61,284
Men's Wearhouse Inc. (a)                                 7,011          185,020
Midas Inc. (a)                                           3,843           66,868
Midway Games Inc. (a)                                    8,410           96,883
Monro Muffler Brake Inc. (a)                             1,800           43,668

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)
Movado Group Inc.                                        4,600  $        79,350
Movie Gallery Inc.                                       5,315          103,908
MPS Group Inc. (a)                                      23,326          282,711
MTR Gaming Group Inc. (a)                                4,420           48,399
Multimedia Games Inc. (a)                                4,908          131,633
National Presto Industries Inc.                          1,399           57,681
Nautilus Group Inc.                                      6,852          133,683
Navigant Consulting Inc. (a)                            10,187          218,409
Navigant International Inc. (a)                          2,941           52,320
Neoforma Inc. (a)                                        2,924           35,497
NetRatings Inc. (a)                                      2,543           41,425
Nevada Gold & Casinos (a)                                1,229           16,530
Nexstar Broadcasting Group Class A (a)                   1,602           17,590
NIC Inc. (a)                                             5,503           39,457
Nu Skin Enterprises Inc.                                11,660          295,231
O'Charley's Inc. (a)                                     5,111           87,858
Oakley Inc.                                              6,009           77,756
Orbitz Inc. Class A (a)                                  2,916           63,044
Oshkosh B'Gosh Inc. Class A                              2,118           52,886
Overstock.com Inc. (a)                                   2,584          100,983
Oxford Industries Inc.                                   3,191          139,000
Panera Bread Co. (a)                                     6,299          226,008
Pantry Inc. (a)                                          2,433           53,039
Papa Johns International Inc. (a)                        3,165           93,494
Party City Corp. (a)                                     2,331           29,114
Paxson Communications Corp. (a)                          7,201           23,403
Payless ShoeSource Inc. (a)                             15,099          225,126
PC Connection Inc. (a)                                   1,982           13,042
PC Mall Inc. (a)                                         1,695           32,002
PDI Inc. (a)                                             2,103           63,784
Pegasus Solutions Inc. (a)                               6,694           87,892
Penn National Gaming Inc. (a)                            7,104          235,853
Pep Boys-Manny Moe & Jack                               12,812          324,784
Perry Ellis International Inc. (a)                       1,187           29,984
Petmed Express Inc. (a)                                  2,077           16,655
PF Chang's China Bistro Inc. (a)                         5,677          233,609
Phillips-Van Heusen Corp.                                6,004          115,577
Pinnacle Entertainment Inc. (a)                          7,748           97,702
PLATO Learning Inc. (a)                                  2,655           26,311
Playboy Enterprises Inc. Class B (a)                     3,916           45,465
Playtex Products Inc. (a)                                5,848           45,731
Pre-Paid Legal Services Inc. (a)                         3,836           91,412
priceline.com Inc. (a)                                   5,383          144,964
Prime Hospitality Corp. (a)                              9,194           97,640
Primedia Inc. (a)                                       29,655           82,441
Princeton Review Inc. (a)                                3,400           25,738
Proquest Co. (a)                                         5,643          153,772
Pulitzer Inc.                                            1,492           72,959
Quiksilver Inc. (a)                                     12,360          294,292
Rare Hospitality International Inc. (a)                  7,542          187,796
RC2 Corp. (a)                                            3,096          109,908
Reader's Digest Association Inc.                        21,972          351,332
Red Robin Gourmet Burgers Inc. (a)                       2,655           72,667
Regent Comunications Inc. (a)                            5,440           33,674
Renaissance Learning Inc.                                2,538           56,902
Rent-Way Inc. (a)                                        5,418           48,762
Resources Connection Inc. (a)                            5,308          207,596
Restoration Hardware Inc. (a)                            5,593           40,885
Retail Ventures Inc. (a)                                 2,490           19,273
Revlon Inc. (a)                                         20,364           60,074
RH Donnelley Corp. (a)                                   4,999          218,656
Rollins Inc.                                             4,653          107,066
Rush Enterprises Inc. Class A (a)                          236            3,044
Russ Berrie & Co. Inc.                                   2,193           42,610
Russell Corp.                                            6,210          111,532
Ryan's Restaurant Group Inc. (a)                         9,287          146,735
Saga Communications Inc. (a)                             3,450           62,963
Salem Communications Corp. (a)                           2,500           67,825
Schawk Inc. (a)                                            273            3,814
Scholastic Corp. (a)                                     6,699          200,635
School Speciality Inc. (a)                               4,152          150,759
Scientific Games Corp. (a)                              12,309          235,594
SCP Pool Corp.                                           7,890          355,050
Select Comfort Corp. (a)                                 8,431          239,440
Sharper Image Corp. (a)                                  2,414           75,775
Shoe Carnival Inc. (a)                                   2,178           32,692
ShopKo Stores Inc. (a)                                   6,779           95,855
Shuffle Master Inc. (a)                                  5,148          186,924
Sinclair Broadcast Group Inc. (a)                        8,907           91,475
Sitel Corp. (a)                                          5,620           23,716
Six Flags Inc. (a)                                      21,290          154,565
Skechers USA Inc. Class A (a)                            4,990           64,870
Sohu.com Inc. (a)                                        4,830           96,020
Sonic Automotive Inc.                                    6,532          144,684
Sonic Corp. (a)                                         13,174          299,709
Sotheby's Holdings Inc. (a)                             11,449          182,726
Source Interlink Co. Inc. (a)                            3,825           42,534
Sourcecorp (a)                                           3,273           90,073
Spanish Broadcasting System Inc. (a)                     7,500           69,825
Speedway Motorsports Inc.                                3,556          118,913
Spherion Corp. (a)                                      13,991          141,869
Sports Authority Inc. (a)                                4,777          171,494
Stage Stores Inc. (a)                                    3,905          147,062
Stamps.com Inc. (a)                                      4,450           45,346
Stanley Furniture Inc.                                   1,180           49,690
StarTek Inc.                                             2,775           99,345
Steak n Shake Co. (a)                                    5,417           98,698
Stein Mart Inc. (a)                                      4,438           72,162
Steinway Musical Instruments Inc. (a)                    1,659           58,214
Steven Madden Ltd. (a)                                   2,300           45,931
Stewart Enterprises Inc. Class A (a)                    23,831          193,984
Strayer Education Inc.                                   3,089          344,640
Stride Rite Corp.                                        8,174           90,159
Sturm Ruger & Co. Inc.                                   4,336           52,509
Sunterra Corp. (a)                                       4,107           51,748
Systemax Inc. (a)                                          654            4,382

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)
Take Two Interactive Software Inc.                       9,899  $       303,305
TBC Corp. (a)                                            3,983           94,795
TeleTech Holdings Inc. (a)                               8,630           75,685
Tempur-pedic International (a)                           2,821           39,522
Thomas Nelson Inc.                                       2,496           56,759
Thor Industries Inc.                                     7,945          265,840
THQ Inc. (a)                                             8,447          193,436
TiVo Inc. (a)                                            8,524           60,435
Too Inc. (a)                                             7,999          133,583
Topps Co. Inc.                                           7,818           75,835
Toro Co.                                                 5,373          376,486
Tractor Supply Co. (a)                                   6,903          288,683
Trans World Entertainment Corp. (a)                      5,179           51,894
Travelzoo Inc. (a)                                       1,637           48,766
Triarc Companies Inc. Class B                            7,712           78,431
Tuesday Morning Corp. (a)                                5,461          158,369
Tupperware Corp.                                        11,578          224,961
UniFirst Corp.                                           2,559           74,441
United Auto Group Inc.                                   4,281          131,213
United Natural Foods Inc. (a)                            8,789          254,090
United Online Inc. (a)                                  12,188          214,631
United Stationers Inc. (a)                               7,514          298,456
Universal Electronics Inc. (a)                           2,900           50,837
Universal Technical Institute, Inc. (a)                  2,948          117,861
USANA Health Sciences Inc. (a)                           2,130           66,200
Vail Resorts Inc. (a)                                    4,880           93,501
Valassis Communications Inc. (a)                        11,564          352,355
Value Line Inc.                                            444           15,766
ValueClick Inc. (a)                                     17,548          210,225
ValueVision Media Inc. Class A (a)                       4,832           62,913
Vans Inc. (a)                                            4,932          101,353
Ventiv Health Inc. (a)                                   3,909           60,511
Volt Information Sciences Inc. (a)                       2,248           70,834
Warnaco Group Inc. (a)                                  10,188          216,699
Waste Connections Inc. (a)                               9,799          290,638
Water Pik Technology (a)                                 1,477           24,459
Watson Wyatt & Co. Holdings (a)                          7,147          190,468
WD-40 Co.                                                3,710          111,077
Wesco International Inc. (a)                             4,361           80,242
West Marine Inc. (a)                                     2,913           78,214
Wireless Facilities Inc. (a)                             9,483           93,218
WMS Industries Inc. (a)                                  5,098          151,920
Wolverine World Wide Inc.                                8,824          231,630
World Fuel Services Corp.                                2,999          135,195
World Wrestling Entertainment                            3,627           46,244
Yankee Candle Co. (a)                                   11,032          322,686
Young Broadcasting Inc. (a)                              3,737           49,142
Zale Corp. (a)                                          11,772          320,905
                                                                ---------------
                                                                     43,920,214
                                                                ---------------
CONSUMER STAPLES (1.8%)
American Italian Pasta Co.                               3,599          109,698
Boston Beer Co. Inc. (a)                                 1,700           34,238
Cal-Maine Foods Inc. (a)                                 2,826           39,564
Casey's General Stores Inc.                             11,095          203,039
Chiquita Brands International Inc. (a)                   9,041          189,138
Coca-Cola Bottling Co.                                     367           21,246
Corn Products International Inc.                         8,049          374,681
Dimon Inc.                                               8,880           50,794
Duane Reade Inc. (a)                                     5,303           86,598
Farmer Brothers Co.                                      2,000           53,660
Flowers Foods Inc.                                       7,885          206,193
Great Atlantic & Pacific Tea Co. Inc. (a)                4,500           34,470
Hain Celestial Group Inc. (a)                            5,286           95,677
Hansen Natural Corp. (a)                                 2,113           53,522
Ingles Markets Inc.                                      2,553           28,517
Interstate Bakeries Corp.                               10,317          111,939
J&J Snack Foods Corp. (a)                                1,290           52,671
John B. Sanfilippo & Son Inc. (a)                        1,214           32,438
Lance Inc.                                               5,111           78,709
Longs Drug Stores Corp.                                  6,977          166,541
Maui Land & Pineapple Co. (a)                              381           12,954
Nash Finch Co.                                           2,946           73,738
Omega Protein Corp. (a)                                    272            2,638
Pathmark Stores Inc. (a)                                 7,160           54,559
Peet's Coffee & Tea Inc. (a)                             2,778           69,422
Performance Food Group Co. (a)                          10,287          273,017
Provide Commerce Inc. (a)                                  448            8,830
Ralcorp Holdings Inc. (a)                                6,487          228,342
Riviana Foods Inc.                                       1,242           32,503
Robert Mondavi Corp. (a)                                 1,925           71,264
Ruddick Corp.                                            7,500          168,375
Sanderson Farms Inc.                                     2,253          120,806
Seaboard Corp. (a)                                          16            7,967
Sensient Technology Corp.                               10,384          223,048
Smart & Final Inc. (a)                                   3,327           39,991
Standard Commercial Corp.                                2,699           48,717
Universal Corp.                                          5,425          276,349
Vector Group Ltd.                                        5,969           94,012
Weis Markets Inc.                                        2,964          103,888
Wild Oats Markets Inc. (a)                               6,559           92,285
Winn Dixie Stores Inc.                                  13,617           98,042
                                                                ---------------
                                                                      4,124,080
                                                                ---------------
DURABLE PRODUCTS (8.6%)
Actuant Corp. (a)                                        5,262          205,165
ADE Corp. (a)                                            1,630           35,224
Advanced Energy Industries Inc. (a)                      4,884           76,776
Albany Molecular Research Inc. (a)                       6,083           78,653
American Superconductor Corp. (a)                        4,581           59,919
AO Smith Corp.                                           4,025          127,955
Applied Films Corp. (a)                                  3,389           98,349
Applied Industrial Technologies Inc.                     4,524          136,263
Applied Signal Technology Inc.                           2,311           81,001
Arris Group Inc. (a)                                    16,321           96,947
Artesyn Technologies Inc. (a)                            7,908           71,172

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

DURABLE PRODUCTS (Cont.)
Astec Industries Inc. (a)                                2,993  $        56,358
Asyst Technology Corp. (a)                              11,241          116,232
ATMI Inc. (a)                                            6,693          182,786
Audiovox Corp. (a)                                       4,114           69,444
August Technology Corp. (a)                              3,418           42,862
Axcelis Technologies Inc. (a)                           22,063          274,464
Baldor Electric Co.                                      6,589          153,853
BE Aerospace Inc. (a)                                    6,119           46,382
Beazer Homes USA Inc.                                    2,960          296,918
Belden Inc.                                              5,794          124,165
BHA Group Holdlings Inc. (a)                             1,087           41,143
Blount International Inc. (a)                               88            1,120
Brady Corp. Class A                                      4,035          186,013
Brooks Automation Inc. (a)                              10,014          201,782
C&D Technologies Inc.                                    5,406           96,389
C-COR.net Inc. (a)                                       9,041           93,032
Cable Design Technologies Corp. (a)                      9,191           97,425
Cascade Corp.                                            2,454           76,688
Champion Enterprises Inc. (a)                           15,801          145,053
Cognex Corp.                                             8,862          341,010
Cohu Inc.                                                5,526          105,215
CompX International Inc. (a)                               800           12,000
Credence Systems Corp. (a)                              21,359          294,754
CTS Corp.                                                8,673          104,596
Cuno Inc. (a)                                            3,759          200,543
Curtiss-Wright Corp.                                     4,658          261,733
Cymer Inc. (a)                                           8,157          305,398
Darling International Inc. (a)                          11,272           47,342
DDi Corp. (a)                                            4,851           39,924
Dionex Corp. (a)                                         4,119          227,245
Dominion Homes Inc. (a)                                    721           16,655
Ducommun Inc. (a)                                        2,743           58,645
Dupont Photomasks Inc. (a)                               3,466           70,464
Duratek Inc. (a)                                           968           14,626
Electro Scientific Industries Inc. (a)                   7,222          204,455
Engineered Support Systems Inc.                          4,943          289,215
EnPro Industries Inc. (a)                                5,241          120,438
Entegris Inc. (a)                                       12,124          140,275
Esco Technologies Inc. (a)                               3,124          166,697
Esterline Technologies Corp. (a)                         5,446          160,820
Faro Technologies Inc. (a)                               2,507           64,355
Federal Signal Corp.                                    10,679          198,736
FEI Co. (a)                                              6,591          157,591
Flanders Corp. (a)                                       1,978           16,358
Flowserve Corp. (a)                                     12,040          300,278
Franklin Electric Co. Inc.                               3,704          139,863
FSI International Inc. (a)                               5,112           39,925
Gardner Denver Inc. (a)                                  4,506          125,717
Gencorp International Inc.                               6,580           88,106
General Binding Corp. (a)                                1,300           20,137
General Cable Corp. (a)                                  8,740           74,727
Genlyte Group Inc. (a)                                   2,527          158,898
Global Imaging Systems Inc. (a)                          4,680          171,569
Global Power Equipment Group (a)                         5,838           46,821
Gormann Rupp Co.                                         1,590           43,200
Headwaters Inc. (a)                                      7,598          197,016
Heico Corp.                                              4,283           78,165
Helix Technology Corp.                                   6,712          143,167
IDEX Corp.                                              11,129          382,281
Imagistics International Inc. (a)                        3,951          139,865
INTAC International (a)                                  2,693           33,097
InterDigital Communications Corp. (a)                   12,328          231,890
Interface Inc. (a)                                       9,451           82,507
Intevac Inc. (a)                                         2,367           20,995
Ionics Inc. (a)                                          5,401          152,578
Itron Inc. (a)                                           5,749          131,882
JLG Industries Inc.                                     10,103          140,331
Joy Global Inc.                                         11,284          337,843
Kadant Inc. (a)                                          2,646           61,202
Kaman Corp.                                              4,732           66,201
Keithley Instruments Inc.                                3,536           78,322
Kennametal Inc.                                          8,094          370,705
Kulicke & Soffa Industries Inc. (a)                     11,745          128,725
Lancaster Colony Corp. (a)                               5,999          249,798
Levitt Corp-Class A (a)                                  3,487           89,825
Lincoln Electric Holdings Inc.                           7,460          254,311
Lindsay Manufacturing Co.                                3,428           82,341
Littelfuse Inc. (a)                                      4,897          207,682
LTX Corp. (a)                                           13,895          150,205
Magnetek Inc. (a)                                        3,826           31,909
Manitowoc Inc.                                           5,929          200,697
MasTec Inc. (a)                                          5,069           27,525
Mattson Technology Inc. (a)                              8,475          101,870
Measurement Specialties Inc. (a)                         2,636           56,938
Meritage Corp. (a)                                       2,261          155,557
Metrologic Instruments Inc. (a)                          2,210           44,067
MI Homes Inc.                                            2,540          103,124
Middlleby Corp. (a)                                        940           51,343
Milacron Inc. (a)                                        7,305           29,220
Mine Safety Appliances Co.                               4,833          162,872
MKS Instruments Inc. (a)                                 6,812          155,450
Mobile Mini Inc. (a)                                     2,759           78,383
Moog Inc. (a)                                            5,776          214,347
MTC Technologies Inc. (a)                                1,462           37,749
Mykrolis Corp. (a)                                       9,023          157,181
Nacco Industries Inc.                                    1,195          113,525
Nordson Corp.                                            5,888          255,363
Orbital Sciences Corp. (a)                              10,869          150,101
Orleans Homebuilders Inc. (a)                              448            8,633
Palm Harbor Homes Inc. (a)                               3,896           69,076
Paxar Corp. (a)                                          6,949          135,644
Photon Dynamics Inc. (a)                                 3,800          133,266
Photronics Inc. (a)                                      7,081          134,114
Powell Industries Inc. (a)                               1,390           23,741
Power-One Inc. (a)                                      14,905          163,657
Powerwave Technologies Inc. (a)                         14,356          110,541

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

DURABLE PRODUCTS (Cont.)
Presstek Inc. (a)                                        6,899  $        72,508
Rae Systems Inc. (a)                                     6,816           36,806
Raven Industries Inc.                                    1,355           48,143
Rayovac Corp. (a)                                        7,645          214,824
Regal Beloit Corp.                                       5,470          121,762
Robbins & Myers Inc.                                     2,784           62,501
Rofin Sinar Technologies Inc. (a)                        3,211           81,527
Rudolph Technologies Inc. (a)                            3,333           60,627
SBA Communications Corp. (a)                            11,575           51,509
Semitool Inc. (a)                                        3,500           39,620
Sequa Corp. Class A (a)                                  1,147           67,065
Skyline Corp.                                            1,829           74,349
Sonic Solutions (a)                                      4,109           87,316
Spatialight Inc. (a)                                     8,992           54,402
SpectraLink Corp.                                        4,600           68,540
Standex International Corp.                              2,910           79,152
Stewart & Stevenson Services Inc.                        6,860          122,931
Symmetricom Inc. (a)                                     8,873           78,970
Taser International Inc. (a)                             5,387          233,419
Technical Olympic USA, Inc. (a)                            838           18,671
Technitrol Inc. (a)                                      8,954          196,093
Tecumseh Products Co.                                    3,622          149,190
Teledyne Technologies Inc. (a)                           7,209          144,324
Tennant Co.                                              2,146           88,952
Terayon Communication Systems (a)                       15,005           35,112
Terex Corp. (a)                                         10,942          373,450
Thomas & Betts Corp.                                    13,040          355,079
Thomas Industries Inc.                                   2,961           98,305
TRC Companies Inc. (a)                                   2,701           45,053
Trinity Industries Inc.                                  8,138          258,707
Triumph Group Inc. (a)                                   3,568          113,926
Ultratech Inc. (a)                                       4,871           79,300
United Industrial Corp.                                  2,690           62,812
Unova Inc. (a)                                          10,640          215,460
Varian Inc. (a)                                          7,695          324,344
Veeco Instruments Inc. (a)                               5,886          151,918
Vicor Corp. (a)                                          4,537           82,891
Viisage Technology Inc. (a)                              4,789           41,760
Walter Industries Inc.                                   6,805           92,684
Watts Water Technologies Inc.                            4,252          114,591
WCI Communities (a)                                      7,012          156,438
William Lyon Homes Inc. (a)                                990           91,229
Woodhead Industries Inc.                                 2,200           34,012
Woodward Governor Co.                                    2,012          145,085
X-Rite Inc.                                              4,133           60,094
Zygo Corp. (a)                                           4,067           45,510
                                                                ---------------
                                                                     20,145,652
                                                                ---------------
FINANCIAL SERVICES (21.2%)
1st Source Corp.                                         3,794           94,774
21st Century Insurance Group                             4,401           56,949
ABC Bancorp                                              2,300           46,782
Acadia Realty Trust                                      3,633           49,917
Accredited Home Lenders Holding Co. (a)                  3,575          100,636
Ace Cash Express Inc. (a)                                2,011           51,663
Advanta Corp. Class B                                    4,700          107,724
Affiliated Managers Group Inc. (a)                       5,405          272,250
Affordable Residential Community (a)                     3,909           64,889
Alabama National Bancorporation                          2,829          156,925
Alexander's Inc. (a)                                       600          100,644
Alexandria Real Estate Equities Inc.                     4,301          244,211
Alfa Corp.                                              11,064          154,896
Amcore Financial Inc.                                    5,869          177,009
American Equity Invt Life HL (a)                         2,808           27,940
American Financial Realty Trust                         24,336          347,761
American Home Mortgage Investment Corp.                  7,703          199,739
American Physicians Capital Inc. (a)                     3,050           70,608
AmericanWest Bancorporation (a)                            962           18,422
Amerus Group Co.                                         8,490          351,486
AMLI Residential Properties                              5,496          161,253
Anchor Bancorp of Wisconsin Inc.                         4,474          118,293
Anthracite Capital Inc.                                 10,116          121,190
Anworth Mortgage Asset Corp.                             8,846          105,090
Apollo Investment Corp. (a)                             13,761          189,489
Arbor Realty Trust Inc. (a)                                802           16,000
Argonaut Group Inc. (a)                                  5,233           96,444
Arrow Financial Corp.                                    2,318           70,583
Ashford Hospitality Trust (a)                            3,059           25,543
Asset Acceptance Capital (a)                               394            6,698
Asta Funding Inc. (a)                                    1,549           26,953
Avatar Holdings Inc. (a)                                 1,175           48,880
Baldwin & Lyons Inc. Class B                             2,266           60,819
BancFirst Corp.                                            827           49,413
BancorpSouth Inc. (a)                                   17,137          386,097
BancTrust Financial Group Inc.                           4,103           71,885
Bank Mutual Corp.                                       17,486          190,597
Bank of Granite Corp.                                    2,926           61,183
Bank of the Ozarks Inc.                                  1,670           38,911
BankAtlantic Bancorp Inc. Class A                       10,217          188,504
BankUnited Financial Corp. Class A (a)                   6,881          177,530
Banner Corp.                                             2,260           65,676
Bedford Property Investors Inc.                          3,946          115,381
Berkshire Hills Bancorp Inc.                             2,118           78,578
BFC Financial Corporation-A (a)                            288            3,398
BKF Capital Group Inc. (a)                               1,689           49,065
Boston Private Financial Holdings Inc.                   5,473          126,755
Brandywine Realty Trust                                  9,081          246,912
Bristol West Holdings Inc. (a)                           3,052           55,516
Brookline Bancorp Inc.                                  13,097          192,133
Bryn Mawr Bank Corp.                                     1,800           40,950
BSB Bancorp Inc.                                         2,657           94,456
Camden National Corp.                                    2,196           72,622
Capital Automotive REIT                                  6,907          202,582
Capital City Bank Group Inc.                             2,112           83,614

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

FINANCIAL SERVICES (Cont.)
Capital Corp. of the West                                  588  $        22,838
Capital Crossing Bank (a)                                  123            6,867
Capital Lease Funding Inc. (a)                           4,127           42,921
Capital Southwest Corp. (a)                                 53            4,189
Capital Trust - Cl AReit (a)                               618           16,513
Capitol Bancorp Ltd.                                     2,081           54,127
Capstead Mortgage Corp.                                  2,832           38,090
Carramerica Realty Corp. (a)                            12,062          364,634
Cascade Bancorp                                          6,293          116,295
Cash America International Inc.                          6,725          154,675
Cathay Bancorp Inc.                                      4,810          320,827
CB Bancshares Inc.                                         880           82,016
CCC Information Services Group Inc. (a)                  3,436           57,690
Cedar Shopping Centers Inc. (a)                          5,899           67,780
Center Financial Corp. (a)                                 367            5,560
Central Coast Bancorp (a)                                1,936           35,429
Central Pacific Financial Co.                            3,864          106,260
Century Bancorp Inc.                                       350           11,512
Ceres Group Inc. (a)                                     3,018           18,531
Charter Financial Corp.                                    800           27,200
CharterMac                                               9,978          196,167
Chemical Financial Corp.                                 5,312          195,960
Chittenden Corp.                                         8,169          287,140
Circle Group Holdings Inc. (a)                           4,155           21,398
Citizens Banking Corp. Michigan                          9,619          298,670
Citizens First Bancorp Inc.                              2,588           61,620
Citizens Inc. (a)                                        5,619           46,076
City Bank                                                3,222          103,168
City Holding Corp.                                       3,800          120,004
Clifton Savings Bancorp Inc. (a)                           389            4,594
CNA Surety Corp. (a)                                     2,515           27,539
Coastal Financial Corp.                                  4,899           73,240
CoBiz Inc.                                               3,520           48,682
Colonial Properties Trust                                4,357          167,875
Columbia Bancorp                                         1,692           49,440
Columbia Banking Systems Inc.                            3,077           68,309
Commerce Group Inc.                                      5,385          265,857
Commercial Capital Bancorp (a)                           8,004          139,029
Commercial Federal Corp.                                 9,041          245,011
Commercial Net Lease Realty Inc.                        11,463          197,164
Community Bank System Inc.                               6,669          151,987
Community Banks Inc.                                     2,637           77,449
Community First Bankshares Inc.                          7,776          250,309
Community Trust Bancorp Inc.                             2,916           88,938
CompuCredit Corp. (a)                                    3,680           63,664
Consolidated-Tomoka Land Co.                             1,557           58,792
Cornerstone Realty Income Trust Inc.                     9,718           85,227
Corporate Office Properties                              7,538          187,319
Correctional Properties Trust                            3,238           94,712
Corus Bankshares Inc.                                    4,450          182,940
Cousins Properties Inc. (a)                              7,972          262,677
Crawford & Co. Class B                                   6,408           31,591
Credit Acceptance Corp. (a)                              1,289           19,425
CVB Financial Corp.                                      7,683          167,336
Danielson Holdings Corp. (a)                             8,946           61,817
Delphi Financial Group Inc.                              5,481          243,905
Dime Community Bancshares                                7,452          130,261
Direct General Corp. (a)                                 2,838           91,554
Donegal Group Inc. (a)                                     430            8,617
Downey Financial Corp. (a)                               4,349          231,584
East West Bancorp Inc.                                  11,152          342,366
EastGroup Properties Inc.                                4,654          156,700
Education Lending Group Inc. (a)                         2,079           36,902
eFunds Corp. (a)                                        10,850          189,875
Electro Rent Corp.                                       2,786           29,169
Encore Capital Group Inc. (a)                            2,472           32,655
Entertainment Properties Trust                           5,222          186,634
Equity Inns Inc.                                         8,830           82,031
Equity One Inc.                                          5,776          104,430
Essex Property Trust Inc.                                5,079          347,150
Euronet Worldwide Inc. (a)                               4,945          114,378
Factset Research Systems Inc. (a)                        4,519          213,613
Farmers Capital Bank Corp.                               2,390           85,443
FBL Financial Group Inc.                                 2,632           74,380
Federal Agriculture Mortgage Corp. (a)                   2,191           52,431
FelCor Lodging Trust Inc. (a)                           12,771          154,529
Fidelity Bankshares Inc.                                 3,930          139,319
Financial Federal Corp. (a)                              3,887          137,056
Financial Institutions Inc.                              2,202           54,389
First Acceptance Corp. (a)                                 790            5,530
First Bancorp ADR (a)                                    7,632          311,004
First Bancorp North Carolina                             1,590           53,154
First Busey Corp.                                        1,947           56,930
First Cash Finl Svcs Inc. (a)                            2,484           52,860
First Charter Corp.                                      6,755          147,191
First Citizens Bancshares Inc.                           1,216          148,352
First Commonwealth Financial Corp.                      15,434          200,179
First Community Bancorp CA                               2,566           98,637
First Community Bancshares                               2,481           83,114
First Federal Capital Corp.                              3,911          108,843
First Financial Bancorp                                  7,536          133,538
First Financial Bankshares Inc.                          3,288          137,866
First Financial Corp. Indiana                            2,948           94,041
First Financial Holdings Inc.                            3,007           86,632
First Indiana Corp.                                      2,716           51,740
First Industrial Realty Trust Inc.                       9,148          337,378
First Merchants Corp.                                    3,199           83,014
First Midwest Bancorp Inc.                              10,333          363,825
First National Bankshares of Florida (a)                10,616          201,173
First Niagara Financial Group                           18,679          224,148
First Oak Brook Bancshares                               1,500           45,450
First Of Long Island Corp.                               1,396           64,467
First Place Financial Corp.                              2,670           49,582
First Republic Bank                                      3,349          144,275
First Sentinel Bancorp Inc.                              5,620          115,491
First State Bancorporation                               1,499           46,049

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

FINANCIAL SERVICES (Cont.)
Firstfed Financial Corp. (a)                             4,254  $       176,966
Flagstar Bancorp Inc.                                    6,602          131,248
Flushing Financial Corp.                                 3,870           68,306
FNB Corp. (a)                                           10,272          209,549
FNB Corp. Virginia                                       1,400           40,348
FPIC Insurance Group Inc. (a)                            1,341           33,109
Franklin Bank Corp. (a)                                  1,732           27,400
Frontier Financial Corp.                                 3,837          134,065
Gabelli Asset Management Inc.                            2,152           91,460
Gables Residential Trust                                 6,493          220,632
GB&T Bancshares Inc.                                       941           22,490
German American Bancorp                                  1,745           29,316
Getty Realty Corp.                                       4,299          108,163
Glacier Bancorp Inc.                                     5,040          141,977
Gladstone Capital Corp.                                  2,249           45,317
Glenborough Realty Trust Inc.                            5,354           98,246
Glimcher Realty Trust                                    7,872          174,129
Gold Banc Corp. Inc.                                     9,200          142,600
Government Properties Trust (a)                          5,404           56,472
Great American Financial Resources                       3,591           57,097
Great Southern Bancorp Inc.                              2,520           73,710
Greater Bay Bancorp                                     11,398          329,402
Hancock Holding Co.                                      6,036          175,406
Hanmi Financial Corp.                                    3,975          117,263
Harbor Florida Bancshares Inc.                           4,463          122,777
Harleysville Group Inc.                                  6,678          125,880
Harleysville National Corp.                              5,602          143,411
Harris & Harris Group Inc. (a)                           2,875           35,161
Healthcare Realty Trust Inc. (a)                         9,554          358,084
Heartland Financial USA Inc.                             1,575           28,901
Heritage Property Investment Trust Inc.                  5,196          140,604
Highland Hospitality Corp. (a)                           5,657           56,853
Highwoods Properties Inc.                               11,903          279,721
Hilb Rogal & Hobbs Co.                                   6,833          243,801
Home Properties Inc.                                     7,263          283,112
Homestore Inc. (a)                                      27,287          108,875
Horace Mann Educators Corp.                              9,306          162,669
Hudson River Bancorp Inc.                                6,660          113,686
Humboldt Bancorp                                         3,431           71,742
Iberiabank Corp.                                         1,477           87,409
IMPAC Mortgage Holdings Inc.                            13,909          313,231
Independent Bank Corp. Mass                              4,858          123,393
Independent Bank Corp. Mich                              2,881           83,405
Infinity Property and Casualty Corp.                     4,002          132,066
Innkeepers USA Trust                                     5,916           60,994
Integra Bank Corp.                                       3,758           82,789
Interactive Data Corp. (a)                               6,600          114,972
InterCept Inc. (a)                                       4,587           75,135
Interchange Financial Services Corp.                     2,515           62,573
Intersections Inc. (a)                                     981           23,534
Investment Technology Group Inc. (a)                    11,442          146,343
Investors Real Estate Trust                              5,800           60,204
iPayment Inc. (a)                                        2,602          106,682
Irwin Financial Corp.                                    4,111          108,530
ITLA Capital Corp. (a)                                     900           36,513
Jones Lang LaSalle Inc. (a)                              7,134          193,331
Kansas City Life Insurance Co.                           1,307           55,012
Keystone Property Trust                                  6,343          152,422
Kilroy Realty Corp.                                      6,301          214,864
KNBT Bancorp Inc. (a)                                    2,854           47,662
Knight Trading Group Inc. (a)                           25,750          258,015
Koger Equity Inc.                                        7,341          169,724
Kramont Realty Trust                                     5,482           87,712
LaBranche & Co. Inc. (a)                                10,171           85,640
Lakeland Bancorp Inc.                                    2,756           44,482
Lakeland Financial Corp.                                 1,200           40,200
LandAmerica Financial Group Inc.                         4,369          170,085
LaSalle Hotel Properties                                 6,529          159,308
Lexington Corporate Properties Trust                    10,684          212,718
LNR Property Corp. (a)                                   3,800          206,150
LTC Properties Inc.                                      3,646           60,524
Luminent Mortgage Capital, Inc.                          6,890           82,680
Macatawa Bank Corp.                                      1,684           46,293
MAF Bancorp Inc.                                         6,181          263,805
Maguire Properties Inc. (a)                              7,534          186,617
Main Street Banks Inc.                                   2,715           76,292
MainSource Financial Group Inc.                          2,149           43,625
Manufactured Home Communities Inc.                       3,625          120,314
Marlin Business Services Inc. (a)                          219            3,292
MB Financial Inc.                                        4,291          157,952
MBT Financial Corp.                                        902           16,434
MCG Capital Corp.                                        6,311           97,063
McGrath Rentcorp                                         2,113           78,075
Mercantile Bank Corp.                                    1,525           55,586
Meristar Hospitality Corp. Inc. (a)                     17,051          116,629
Metris Companies Inc. (a)                                6,720           58,397
MFA Mortgage Investments Inc.                           11,938          106,248
Mid-America Apartment Communities Inc.                   4,528          171,566
Mid-State Bancshares                                     5,523          129,846
Midland Co.                                              1,858           55,090
Midwest Banc Holdings Inc.                               2,559           57,066
Mission West Properties                                  3,871           46,878
Nara Bancorp Inc.                                        4,152           71,124
NASB Financial Inc.                                      1,413           59,643
National Financial Partners Corp.                        7,407          261,245
National Health Investors Inc.                           6,437          175,022
National Penn Bancshares Inc.                            4,904          145,845
National Processing Inc. (a)                             2,124           61,065
National Western Life Insurance Co. (a)                    400           61,420
Nationwide Health Properties Inc.                       14,754          278,851
Navigators Group Inc. (a)                                1,372           39,637
NBC Capital Corp.                                        2,127           57,408
NBT Bancorp Inc.                                         7,609          169,985
NCO Group Inc. (a)                                       5,627          150,185
Nelnet Inc. Class A (a)                                  1,328           23,572

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

FINANCIAL SERVICES (Cont.)
Netbanc Inc.                                            11,231  $       122,755
New Century Financial Corp.                              6,303          295,106
Newcastle Investment Corp.                               7,539          225,793
Northwest Bancorp Inc.                                   2,588           59,265
Novastar Financial Inc.                                  5,547          210,564
Nymagic Inc. (a)                                           103            2,719
Oak Hill Financial Inc.                                    496           15,624
Oceanfirst Financial Corp.                               3,690           88,376
Ocwen Financial Corp. (a)                                8,551          102,954
Ohio Casualty Corp. (a)                                 13,612          274,010
Old National Bancorp Indiana (a)                        14,728          365,696
Old Second Bancorp Inc.                                  1,630           85,983
Omega Financial Corp.                                    1,800           61,974
Omega Healthcare Investors Inc.                          9,283           93,201
Oriental Financial Group Inc. ADR                        4,232          114,560
Pacific Capital Bancorp                                 10,084          283,663
Park National Corp. (a)                                  2,844          363,207
Parkway Properties Inc.                                  3,012          133,883
Partners Trust Financial Group Inc.                      1,600           31,360
Peapack-Gladstone Financial Corp.                        1,540           49,465
Penn-America Group Inc.                                  1,789           25,046
Pennfed Financial Services Inc.                          1,436           48,824
PennRock Financial Services Corp.                        2,088           63,058
Pennsylvania Real Estate Investment Trust                6,970          238,723
Peoples Bancorp Inc.                                     2,565           68,203
Peoples Holdings Co.                                     2,492           86,124
PFF Bancorp Inc.                                         3,542          131,904
Philadelphia Consolidated Holding Corp. (a)              3,956          237,637
Phoenix Co. Inc. (a)                                    20,996          257,201
PICO Holdings Inc. (a)                                   2,922           55,866
Piper Jaffray Co. Inc. (a)                               4,402          199,102
PMA Capital Corp.                                        5,628           50,652
Portfolio Recovery Associates Inc. (a)                   3,193           88,031
Post Properties Inc.                                     8,826          257,278
Prentiss Properties Trust                                9,874          330,976
Presidential Life Corp.                                  4,502           81,126
PRG-Schultz International Inc. (a)                       8,417           46,041
Price Legacy Corp. (a)                                   2,279           42,070
PrivateBancorp Inc.                                      3,600           98,856
ProAssurance Corp. (a)                                   5,811          198,213
Prosperity Banchares Inc.                                3,224           78,504
Provident Bancorp Inc.                                   3,701           42,191
Provident Bankshares Corp.                               7,217          208,138
Provident Financial Holdings Inc.                          502           11,872
Provident Financial Services Inc.                       13,350          234,293
PS Business Parks Inc.                                   3,595          144,663
Quaker City Bancorp Inc.                                 1,416           77,795
R&G Financial Corp. ADR                                  6,170          203,980
Rait Investment Trust                                    5,436          133,997
Ramco-Gershenson Properties Trust                        3,005           72,811
Reading International Inc. (a)                           2,179           18,957
Realty Income Corp. (a)                                  8,792          366,890
Redwood Trust Inc.                                       3,547          197,497
Republic Bancorp Inc.                                   14,206          197,463
Republic Bancorp Inc. Class A                            1,260           25,439
Resource America Inc.                                    3,003           70,871
Rewards Network Inc. (a)                                 6,623           59,607
Riggs National Corp.                                     3,177           67,098
RLI Corp.                                                4,970          181,405
S&T Bancorp Inc.                                         5,946          190,153
Safty Insurance Group Inc.                               1,137           24,355
Sanders Morris Harris Group Inc.                         1,064           15,694
Sandy Spring Bancorp Inc.                                2,977          103,451
Santander Bancorp ADR                                    1,694           41,876
Saul Centers Inc.                                        3,080           98,899
Saxon Capital Inc. (a)                                   6,704          153,052
SCBT Financial Corp.                                     1,760           53,064
Seacoast Banking Corp. of Florida                        2,970           62,162
Seacoast Financial Services Corp.                        6,706          232,028
Second Bancorp Inc.                                      2,411           75,440
Security Bank Corp.                                        378           13,136
Selective Insurance Group Inc.                           6,152          245,342
Senior Housing Properties Trust                         11,903          199,851
Silicon Valley Bancshares (a)                            7,839          310,816
Simmons First National Corp.                             2,940           76,528
Smithtown Bancorp Inc. (a)                               1,068           43,446
Southern Community Financial (a)                           618            6,452
Southside Bancshares Inc.                                  906           19,026
Southwest Bancorp Inc.                                   3,288           60,006
Southwest Bancorporation of Texas Inc.                   7,616          336,018
Sovran Self Storage Inc.                                 4,158          158,752
State Auto Financial Corp.                               2,612           80,241
State Bancorp Inc.                                       2,475           60,464
State Financial Services Corp. Class A                     750           22,245
Sterling Bancorp                                         4,166          115,065
Sterling Bancshares Inc.                                 8,407          119,295
Sterling Financial Corp. PA                              4,437          115,495
Sterling Financial Corp. WA (a)                          4,763          151,797
Stewart Information Services Corp.                       4,263          143,962
Stifel Financial Corp. (a)                                 909           24,725
Suffolk Bancorp                                          2,500           81,500
Summit Properties Inc.                                   5,952          152,609
Sun Bancorp Inc. New Jersey (a)                          1,443           30,678
Sun Communities Inc.                                     3,916          147,437
Susquehanna Bancshares Inc.                             10,224          257,236
SWS Group Inc.                                           3,646           55,784
SY Bancorp Inc.                                          3,142           73,554
Tanger Factory Outlet Centers Inc.                       2,757          107,799
Tarragon Realty Investors Inc. (a)                         856           12,626
Taubman Centers Inc.                                    11,032          252,522
TeirOne Corp.                                            5,473          117,724
Texas Capital Bancshares Inc. (a)                        2,369           39,325
Texas Regional Bancshares Inc.                           6,075          278,903
The Mony Group Inc. (a)                                 10,758          336,725

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

FINANCIAL SERVICES (Cont.)
Tompkins Trustco Inc.                                    1,939  $        92,103
Town & Country Trust                                     3,797           95,836
Tradestation Group Inc. (a)                              4,016           28,875
Trammell Crow Co. (a)                                    7,276          102,592
Triad Guaranty Inc. (a)                                  1,976          115,003
TriCo Bancshares                                         2,400           45,360
Trustco Bank Corp.                                      16,513          216,320
Trustmark Corp. (a)                                     10,440          301,925
UICI (a)                                                 8,377          199,456
UMB Financial Corp.                                      3,390          174,992
Umpqua Holdings Corp.                                    6,729          141,242
Union Bankshares Corp.                                   1,700           53,720
United Bankshares Inc. (a)                               8,128          264,160
United Community Banks Inc.                              6,409          161,379
United Community Financial Corp.                         6,815           88,595
United Fire & Casualty Co.                               1,360           78,540
United Rentals Inc. (a)                                 11,091          198,418
Universal American Financial Corp. (a)                   6,500           71,370
Universal Health Realty Inc.                             3,516          100,909
Univest Corp. of Pennsylvania (a)                          683           34,833
Unizan Financial Corp.                                   5,012          130,813
Urstadt Biddle Properties Inc. Class A                   4,020           59,536
US Restaurant Properties Inc.                            7,303          110,933
USB Holding Co. Inc.                                     3,277           75,109
USI Holdings Corp. (a)                                   6,612          104,470
Vesta Insurance Group Inc. (a)                           7,293           47,186
Virginia Commerce Bancorp Inc. (a)                         515           15,198
Virginia Financial Group Inc.                            1,600           54,960
Washington Real Estate Investment Trust                  9,269          272,323
Washington Trust Bancorp Inc.                            2,810           72,976
Waypoint Financial Corp.                                 6,641          183,225
Wesbanco Inc.                                            4,478          130,444
West Bancorporation Inc.                                 2,368           41,416
West Coast Bancorp Oregon                                3,410           73,110
Westamerica Bancorporation (a)                           7,046          369,563
Western Sierra Bancorp (a)                                 525           16,259
Westfield Financial Inc.                                 1,364           27,744
Wilshire Financial Services Group Inc. (a)               1,767           16,415
Wilshire State Bank - L.A. California (a)                1,250           30,650
Winston Hotels Inc.                                      3,550           36,743
Wintrust Financial Corp.                                 4,492          226,891
World Acceptance Corp. (a)                               3,552           65,108
WSFS Financial Corp.                                     1,900           92,473
Yardville National Bancorp                               2,149           53,725
Zenith National Insurance Corp.                          2,574          125,096
                                                                ---------------
                                                                     49,527,264
                                                                ---------------
HEALTH CARE (12.8%)
Abaxis Inc. (a)                                          3,801           72,143
Abgenix Inc. (a)                                        18,037          211,394
Abiomed Inc. (a)                                         2,848           35,828
Able Laboratories Inc. (a)                               4,250           87,380
Accelrys Inc. (a)                                        5,748           56,675
Adolor Corp. (a)                                         9,490          120,333
Advanced Medical Optics Inc. (a)                         6,545          278,621
Advanced Neuromodulation System Inc. (a)                 4,350          142,680
Advancis Pharmaceutical (a)                              1,216            8,257
Aksys Ltd. (a)                                           6,192           36,099
Alexion Pharmaceuticals Inc. (a)                         5,331           99,157
Align Technology Inc. (a)                               11,801          224,219
Alkermes Inc. (a)                                       19,895          270,572
Alliance Imaging Inc. (a)                                5,240           23,947
Allscripts Healthcare Solution (a)                       5,930           46,491
Alpharma Inc.                                            9,202          188,457
Amedisys Inc. (a)                                        2,408           79,560
America Service Group Inc. (a)                           1,528           53,098
American Healthways Inc. (a)                             6,117          162,835
American Medical Security Group Inc. (a)                 3,036           82,731
American Medical Systems Holdings Inc. (a)               5,966          201,054
Amerigroup Corp. (a)                                     5,492          270,206
Amsurg Corp. (a)                                         6,113          153,620
Animas Corp. (a)                                           935           17,438
Antigenics Inc. (a)                                      5,142           44,016
Applera Corp. - Celera Genomics Group (a)               16,192          186,370
Apria Healthcare Group Inc. (a)                         11,073          317,795
Ariad Pharmaceuticals Inc. (a)                          10,959           82,083
Array Biopharma Inc. (a)                                 4,712           37,460
Arrow International Inc.                                 4,653          139,218
Arthrocare Corp. (a)                                     5,070          147,436
Aspect Medical Systems Inc. (a)                          2,770           51,162
AtheroGenics Inc. (a)                                    8,856          168,530
Atrix Laboratories Inc. (a)                              5,498          188,471
Avant Immunotherapeutics Inc. (a)                       12,905           34,327
Axonyx Inc. (a)                                         14,626           76,640
Barrier Therapeutics Inc. (a)                              228            3,197
Bentley Pharmaceuticals Inc. (a)                         3,806           52,294
Beverly Enterprises Inc. (a)                            23,802          204,697
Bio-Rad Laboratories Inc. (a)                            3,860          227,200
Bio-Reference Labs Inc. (a)                              1,669           22,131
BioCryst Pharmaceuticals Inc. (a)                        2,864           19,762
Bioenvision Inc. (a)                                     3,936           34,479
Biolase Technology Inc. (a)                              5,022           67,596
BioMarin Pharmaceutical Inc. (a)                        14,582           87,492
Biosite Inc. (a)                                         2,802          125,866
Bioveris Corp. (a)                                       4,535           37,731
Bone Care International Inc. (a)                         3,699           86,631
Bradley Pharmaceuticals Inc. (a)                         2,950           82,305
Bruker BioSciences Corp. (a)                             7,785           37,913

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Cambrex Corp.                                            5,041  $       127,184
Cancervax Corp. (a)                                      1,693           12,884
Candela Corp. (a)                                        3,984           39,043
Caraco Pharm Labs Inc. (a)                               1,966           18,952
Cardiac Science Inc. (a)                                11,800           28,910
Cardiodynamics International Corp. (a)                   6,800           34,340
Cell Genesys Inc. (a)                                    9,335           96,991
Cell Therapeutics Inc. (a)                              11,611           85,573
Centene Corp. (a)                                        4,664          179,797
Cepheid Inc. (a)                                         9,141          105,487
Cerner Corp. (a)                                         6,311          281,344
Cima Laboratories Inc. (a)                               3,483          117,482
Ciphergen Biosystems Inc. (a)                            4,770           34,916
Closure Medical Corp. (a)                                1,836           46,102
Computer Programs & Systems Inc.                         1,713           34,911
Conceptus Inc. (a)                                       5,907           66,454
Conmed Corp. (a)                                         6,888          188,731
Connetics Corp. (a)                                      7,481          151,116
Corgentech Inc. (a)                                      1,426           22,987
Corixa Corp. (a)                                        10,941           51,094
Corvel Corp. (a)                                         1,400           39,690
CTI Molecular Imaging Inc. (a)                           5,920           83,946
Cubist Pharmaceuticals Inc. (a)                          9,519          105,661
CuraGen Corp. (a)                                        9,629           57,870
Curis Inc. (a)                                           5,110           22,586
CV Therapeutics Inc. (a)                                 7,673          128,599
Cyberonics Inc. (a)                                      4,916          163,998
Cypress Bioscience Inc. (a)                              6,588           90,453
Cytogen Corp. (a)                                        3,293           52,359
Cytokinetics Inc. (a)                                    1,181           17,538
Datascope Inc.                                           2,422           96,129
deCODE genetics Inc. (a)                                10,597           90,075
Dendreon Corp. (a)                                      12,545          153,676
Depomed Inc. (a)                                         1,551            7,677
Diagnostic Products Corp.                                5,024          220,755
Digene Corp. (a)                                         3,358          122,668
Discovery Laboratories Inc. (a)                         13,434          128,832
Diversa Corp. (a)                                        5,480           55,512
DJ Orthopedics Inc. (a)                                  3,928           90,344
Dov Pharmaceutical Inc. (a)                              3,146           43,918
Durect Corp. (a)                                         5,070           17,694
DUSA Pharmaceuticals Inc. (a)                            2,595           24,653
Dyax Corp. (a)                                           5,825           68,444
Dynavax Technologies Corp. (a)                             672            4,476
E-Z-Em Inc. (a)                                            837           15,384
Eclipsys Corp. (a)                                       9,820          149,853
Encore Medical Corp. (a)                                 4,397           27,701
Encysive Pharmaceuticals Inc. (a)                       11,890          101,065
Endocardial Solutions Inc. (a)                           3,840           39,744
Enzo Biochem Inc. (a)                                    5,485           82,275
Enzon Pharmaceuticals Inc. (a)                          10,170          129,769
Epix Medical Inc. (a)                                    5,383          113,581
eResearch Technology Inc. (a)                            9,867          276,276
Exactech Inc. (a)                                          999           21,678
Exelixis Inc. (a)                                       13,117          132,351
First Health Group Corp. (a)                            20,325          317,273
First Horizon Pharmaceutical Corp. (a)                   6,014          113,665
Genaera Corp. (a)                                       15,382           64,604
Genecor International Inc. (a)                           1,650           27,011
Genelabs Technologies Inc. (a)                           7,019           16,214
Genesis HealthCare Corp. (a)                             4,035          117,176
Genta Inc. (a)                                          11,378           28,445
Gentiva Health Services Inc. (a)                         5,079           82,585
Geron Corp. (a)                                          9,661           78,157
GTX Inc. (a)                                             1,413           14,709
Guilford Pharmaceuticals Inc. (a)                        5,952           28,272
Haemonetics Corp. (a)                                    4,095          121,417
Hanger Orthopedic Group Inc. (a)                         5,026           58,905
Healthcare Services Group Inc.                           3,150           48,195
HealthExtras Inc. (a)                                    3,848           63,761
Hollis-Eden Pharmaceuticals (a)                          3,448           41,548
Hologic Inc. (a)                                         4,827          112,228
Hooper Holmes Inc.                                      11,274           64,713
Human Genome Sciences Inc. (a)                          28,795          334,886
I-Flow Corp. (a)                                         3,336           39,565
ICU Medical Inc. (a)                                     2,265           75,945
IDX Systems Corp. (a)                                    4,602          146,758
ILEX Oncology Inc. (a)                                   8,889          222,136
Illumina Inc. (a)                                        4,777           30,334
Immucor Inc. (a)                                         4,485          145,987
Immunicon Corp. (a)                                        586            4,606
Immunogen Inc. (a)                                       9,200           56,212
Immunomedics Inc. (a)                                    9,940           48,408
Impax Laboratories Inc. (a)                             11,125          215,602
Incyte Corp. (a)                                        16,720          127,741
Indevus Pharmaceuticals Inc. (a)                         8,810           54,182
Inkine Pharmaceutical Co. Inc. (a)                      15,413           59,648
Inspire Pharmaceuticals Inc. (a)                         7,295          121,972
Integra Lifesciences Corp. (a)                           4,654          164,147
Intermune Inc. (a)                                       6,420           98,996
Intuitive Surgical Inc. (a)                              7,328          139,232
Invacare Corp.                                           5,759          257,542
Inveresk Research Group Inc. (a)                         6,769          208,756
Inverness Medical Innovation (a)                         3,115           68,219
ISIS Pharmaceuticals Inc. (a)                           10,744           61,671
Isolagen Inc. (a)                                        5,380           55,306
ISTA Pharmaceuticals Inc. (a)                            1,281           13,386
IVAX Diagnostics Inc. (a)                                  139              890
Kensey Nash Corp. (a)                                    2,164           74,658
Keryx Biopharmaceuticals (a)                             5,021           63,566
Kindred Healthcare Inc. (a)                              5,996          157,995
KOS Pharmaceuticals Inc. (a)                             3,773          124,396
Kosan Biosciences Inc. (a)                               4,262           33,670
KV Pharmaceutical Co. (a)                                7,924          182,965
Kyphon Inc. (a)                                          5,125          144,422
LabOne Inc. (a)                                          3,088           98,137

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Landauer Inc.                                            2,304  $       102,897
Lannett Co. Inc. (a)                                     1,504           22,590
Laserscope (a)                                           4,214          116,096
LCA Vision Inc. (a)                                      2,276           66,300
Lexicon Genetics Inc. (a)                               13,004          101,951
Lifecell Corp. (a)                                       6,131           69,219
Lifepoint Hospitals Inc. (a)                             8,482          315,700
Ligand Pharmaceuticals Inc. (a)                         16,395          284,945
Luminex Corp. (a)                                        5,282           53,137
Magellan Health Services Inc. (a)                        5,974          199,830
Matria Healthcare Inc. (a)                               2,516           63,076
Maxim Pharmaceuticals Inc. (a)                           5,626           54,291
Maxygen Inc. (a)                                         6,920           73,144
Medarex Inc. (a)                                        17,476          127,400
MedCath Corp. (a)                                        1,229           24,580
Medical Action Industries Inc. (a)                       1,572           28,925
Medicines Co. (a)                                       10,586          322,979
Medsource Technologies Inc. (a)                          3,683           26,149
Mentor Corp.                                             9,716          333,162
Merit Medical Systems Inc. (a)                           5,181           82,533
Microtek Medical Holdings Inc. (a)                       5,194           26,593
Microvision Inc. (a)                                     3,655           30,702
Molecular Devices Corp. (a)                              3,214           57,145
Molina Healthcare Inc. (a)                               1,882           71,855
Myogen Inc. (a)                                          2,171           16,847
Myriad Genetics Inc. (a)                                 7,203          107,469
Nabi Biopharmaceuticals (a)                             13,137          186,808
Nanogen Inc. (a)                                         6,580           44,218
National Healthcare Corp.                                1,800           50,418
Nature's Sunshine Products Inc.                          2,600           37,024
NDCHealth Corp.                                          7,993          185,438
NeighborCare Inc. (a)                                    8,370          262,232
Neopharm Inc. (a)                                        4,087           42,219
Neose Technologies Inc. (a)                              4,021           33,495
Neurogen Corp. (a)                                       3,620           27,078
Northfield Laboratories Inc. (a)                         3,790           54,045
Noven Pharmaceuticals Inc. (a)                           5,363          118,093
NPS Pharmaceuticals Inc. (a)                             8,361          175,581
Nutraceutical International Corp. (a)                    1,279           27,255
Nuvasive Inc. (a)                                          370            4,037
Nuvelo Inc. (a)                                          7,248           69,726
Ocular Sciences Inc. (a)                                 3,995          151,810
Odyssey Healthcare Inc. (a)                              7,787          146,551
Omnicell Inc. (a)                                        4,990           72,904
Onyx Pharmaceuticals Inc. (a)                            7,852          332,611
Option Care Inc.                                         2,737           41,767
Orasure Technologies (a)                                 8,248           80,253
Orthodontic Centers of America Inc. (a)                 11,287           92,441
Orthologic Corp. (a)                                     7,688           66,655
Orthovita Inc. (a)                                       4,052           20,827
Oscient Pharmaceuticals Corp. (a)                       12,575           64,258
Owens & Minor Inc.                                       8,715          225,718
Pain Therapeutics Inc. (a)                               5,717           46,079
Palatin Technologies Inc. (a)                           11,600           48,836
Palomar Medical Technologies (a)                         2,733           45,887
Par Pharmaceutical Cos Inc. (a)                          7,599          267,561
Parexel International Corp. (a)                          6,168          122,126
Pediatrix Medical Group Inc.                             5,437          379,774
Penwest Pharmaceutical (a)                               4,153           53,200
Per-Se Technologies Inc. (a)                             6,517           94,757
Peregrine Pharmaceuticals Inc. (a)                      44,016           64,704
Perrigo Co.                                             14,005          265,675
Pharmacyclics Inc. (a)                                   4,055           41,239
Pharmion Corp. (a)                                       2,805          137,221
Pharmos Corp. (a)                                       24,456          100,514
PolyMedica Corp.                                         5,312          164,884
Possis Medical Inc. (a)                                  4,100          140,015
Pozen Inc. (a)                                           5,400           36,936
Praecis Pharmaceuticals Inc. (a)                         9,870           37,506
Priority Healthcare Corp. (a)                            8,043          184,587
Progenics Pharmaceuticals Inc. (a)                       3,034           51,093
Province Healthcare Co. (a)                             11,036          189,267
PSS World Medical Inc. (a)                              15,040          168,448
Psychiatric Solutions Inc. (a)                           2,345           58,461
Quality Systems Inc. (a)                                   837           41,088
Quidel Corp. (a)                                         5,903           34,769
Regeneration Technologies Inc. (a)                       4,959           53,210
Regeneron Pharmaceutical Inc. (a)                        8,647           91,053
RehabCare Group Inc. (a)                                 3,760          100,129
Renovis Inc. (a)                                         1,131           10,360
Res-Care Inc. (a)                                        2,028           25,756
Rigal Pharmaceuticals Inc. (a)                           2,544           36,150
Salix Pharmaceuticals Ltd. (a)                           5,528          182,148
Santarus Inc. (a)                                        1,734           25,577
SciClone Pharmaceuticals Inc. (a)                        9,092           46,460
Seattle Genetics (a)                                     8,128           57,140
Select Medical Corp.                                    20,425          274,103
Serologicals Corp. (a)                                   5,459          109,125
SFBC International Inc. (a)                              2,856           89,478
Sierra Health Services Inc. (a)                          5,104          228,149
Sola International Inc. (a)                              7,192          123,918
Sonic Innovations Inc. (a)                               2,063           11,718
SonoSite Inc. (a)                                        3,456           82,633
Specialty Laboratories (a)                               2,100           18,816
Steris Corp. (a)                                        15,496          349,590
Sunrise Senior Living Inc. (a)                           3,754          146,932
Supergen Inc. (a)                                        9,225           59,501
Surmodics Inc. (a)                                       3,380           83,283
Sybron Dental Specialties Inc. (a)                       8,555          255,367
Symbion Inc. (a)                                         1,346           23,501
Tanox Inc. (a)                                           5,970          113,848
Techne Corp. (a)                                         9,122          396,351
Telik Inc. (a)                                           9,784          233,544
Tercica Inc. (a)                                           150            1,227
Thermogenesis Corp. (a)                                 12,782           60,459
Third Wave Technologies (a)                              4,235           19,015

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)
Thoratec Corp. (a)                                      11,086  $       118,953
Transkaryotic Therapies Inc. (a)                         7,534          112,709
Trimeris Inc. (a)                                        4,008           57,835
Tripath Imaging Inc. (a)                                 5,666           53,317
United Surgical Partners Inc. (a)                        6,240          246,293
United Therapeutics Corp. (a)                            4,350          111,578
Urologix Inc. (a)                                        3,115           48,096
US Oncology Inc. (a)                                    15,543          228,793
Valeant Pharmaceuticals International (a)               18,594          371,880
VaxGen Inc. (a)                                          4,945           70,021
Ventana Medical Systems Inc. (a)                         3,078          146,297
Vertex Pharmaceuticals Inc. (a)                         17,486          189,548
Viasys Healthcare Inc. (a)                               7,276          152,141
Vicuron Pharmaceuticals Inc. (a)                        11,260          141,426
Vion Pharmaceuticals Inc. (a)                           16,690           69,430
VistaCare Inc. (a)                                       2,846           52,793
VISX Inc. (a)                                           10,812          288,897
Vital Signs Inc.                                         1,233           35,806
West Pharmaceutical Services Inc.                        3,063          129,565
Wilson Greatbatch Technologies (a)                       4,830          134,998
Wright Medical Group, Inc. (a)                           5,895          209,862
Young Innovations Inc.                                     881           22,377
Zila Inc. (a)                                            4,475           21,972
Zoll Medical Corp. (a)                                   2,017           70,756
ZymoGenetics Inc. (a)                                    3,895           74,005
                                                                ---------------
                                                                     29,853,432
                                                                ---------------
MATERIALS & PROCESSES (8.3%)
A Schulman Inc.                                          8,039          172,758
AAON Inc. (a)                                            2,100           42,399
Aceto Corp.                                              3,522           61,987
Acuity Brands Inc.                                       9,451          255,177
Airgas Inc. (a)                                         13,351          319,222
AK Steel Holding Corp. (a)                              22,046          116,182
Albany International Corp.                               5,819          195,286
Albemarle Corp.                                          7,069          223,734
Alico Inc.                                                 700           28,105
Allegheny Technologies Inc.                             18,039          325,604
Amcol International Corp.                                4,639           87,909
American Vanguard Corp. (a)                              1,197           40,375
Ameron International Corp.                               2,062           70,376
Anchor Glass Container Corp. (a)                         1,518           20,539
Apogee Enterprises Inc.                                  5,880           61,152
AptarGroup Inc.                                          8,112          354,413
Arch Chemicals Inc.                                      4,734          136,434
Armor Holdings Inc. (a)                                  6,336          215,424
Barnes Group Inc.                                        3,114           90,244
Bluegreen Corp. (a)                                      3,317           45,775
Brookfield Homes Corp.                                   3,609           94,520
Brush Engineered Materials Inc. (a)                      4,148           78,397
Buckeye Technologies Inc. (a)                            6,119           70,369
Building Materials Holding Corp.                         2,670           50,543
Cabot Microelectronics Corp. (a)                         5,206          159,356
Calgon Carbon Corp.                                      6,895           46,197
Caraustar Industries Inc. (a)                            5,579           78,720
Carpenter Technology Corp.                               5,314          180,942
Century Aluminum Co. (a)                                 4,079          101,118
Ceradyne Inc. (a)                                        3,377          120,795
Chesapeake Corp.                                         4,435          118,326
Circor International                                     3,096           63,127
CLARCOR Inc.                                             5,631          257,900
Cleveland Cliffs Inc. (a)                                2,447          137,986
Coeur D'Alene Mines Corp. (a)                           47,564          194,061
Comfort Systems USA Inc. (a)                             5,960           38,084
Commercial Metals Co.                                    6,443          209,075
Compass Minerals Internation (a)                         1,723           33,392
Crompton Corp.                                          25,621          161,412
Crown Holdings Inc. (a)                                 36,653          365,430
Cytec Industries Inc. (a)                                8,629          392,188
Delta & Pine Land Co.                                    8,923          195,860
Deltic Timber Corp.                                      2,684          103,066
Drew Industries Inc. (a)                                 1,715           69,801
Dycom Industries Inc. (a)                               10,764          301,392
Eagle Materials Inc.                                     4,177          296,651
ElkCorp                                                  5,014          120,035
Emcor Group Inc. (a)                                     3,227          141,924
Encore Wire Corp. (a)                                    2,900           79,953
Energy Conversion Devices Inc. (a)                       4,654           52,404
Exide Technologies (a)                                   4,793           98,017
Ferro Corp.                                              9,300          248,124
FMC Corp. (a)                                            8,070          347,898
Georgia Gulf Corp.                                       6,321          226,671
Gibraltar Steel Corp.                                    2,840           93,209
Graftech International Ltd. (a)                         21,582          225,748
Granite Construction Inc.                                8,092          147,517
Graphic Packaging Corp. (a)                             10,561           91,353
Great Lakes Chemical Corp.                              11,262          304,750
Greif Inc.                                               3,371          142,425
Griffon Corp. (a)                                        6,174          137,557
HB Fuller Co.                                            6,783          192,637
Hecla Mining Co. (a)                                    26,746          152,452
Hercules Inc. (a)                                       24,406          297,509
Hexcel Corp. (a)                                         5,500           63,690
IMC Global Inc.                                         25,705          344,447
IMCO Recycling Inc. (a)                                  2,785           36,818
Infrasource Services Inc. (a)                              633            7,761
Insituform Technology Inc. (a)                           5,333           86,768
Integrated Electrical Services Inc. (a)                  7,041           56,680
Jacuzzi Brands Inc. (a)                                 16,491          133,082
Kaydon Corp.                                             6,258          193,560
Kronos Worldwide, Inc.                                   1,453           49,688
Lawson Products Inc.                                       834           31,817
Layne Christensen Co. (a)                                1,731           28,648
Lennox International Inc.                               10,522          190,448

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

MATERIALS & PROCESSES (Cont.)
Longview Fibre Co. (a)                                  11,732  $       172,812
LSI Industries Inc.                                      3,668           42,182
MacDermid Inc.                                           5,992          202,829
Maverick Tube Corp. (a)                                  9,394          246,686
Medis Technologies Ltd. (a)                              3,211           52,082
Metal Management Inc. (a)                                3,703           73,356
Metals USA Inc. (a)                                      4,809           85,985
MGP Ingredients Inc. (a)                                   919           35,556
Millennium Chemicals Inc. (a)                           14,420          249,754
Minerals Technologies Inc.                               4,558          264,364
Mueller Industries Inc.                                  7,763          277,915
Myers Industries Inc.                                    4,041           56,978
NCI Building Systems Inc. (a)                            5,044          164,182
NewMarket Corp. (a)                                      3,704           79,525
NL Industries Inc.                                       2,829           41,021
NN Inc.                                                  2,400           30,504
NS Group Inc. (a)                                        4,648           76,413
NuCo2 Inc. (a)                                             817           16,095
Octel Corp.                                              2,646           69,669
Olin Corp.                                              15,420          271,700
OM Group Inc. (a)                                        6,293          207,732
Omnova Solutions (a)                                     8,426           51,399
Oregon Steel Mills Inc. (a)                              6,350           93,599
Penn Engineering & Manufacturing Corp                    2,500           53,600
Perini Corp. (a)                                         3,682           39,287
PH Glatfelter Co.                                        6,608           93,041
PolyOne Corp. (a)                                       20,012          148,889
Pope & Talbot Inc.                                       4,000           79,080
Potlatch Corp.                                           6,539          272,284
Quaker Chemical Corp.                                    2,150           59,383
Quanex Corp.                                             3,857          187,836
Quanta Services Inc. (a)                                16,451          102,325
Reliance Steel & Aluminum Co.                            6,257          252,282
Rock-Tenn Co.                                            5,475           92,801
Royal Gold Inc.                                          4,432           62,801
RTI International Metals Inc. (a)                        4,292           68,457
Ryerson Tull Inc.                                        5,256           83,465
Schnitzer Steel Industries Inc. Class A                  3,977          135,059
Schweitzer Mauduit International Inc.                    3,892          119,212
Shaw Group Inc. (a)                                     13,781          139,602
Silgan Holdings Inc.                                     2,420           97,550
Simpson Manufacturing Co. Inc.                           4,073          228,577
Spartech Corp.                                           5,828          151,178
Standard Register                                        4,163           49,540
Steel Dynamics Inc. (a)                                  8,305          237,772
Steel Technologies Inc. (a)                              1,651           36,454
Stepan Co.                                               1,373           35,904
Stillwater Mining Co. (a)                               10,526          157,995
Symyx Technologies Inc. (a)                              6,445          155,453
Tejon Ranch Corp. (a)                                    1,924           66,955
Terra Industries Inc. (a)                                6,383           35,936
Texas Industries Inc.                                    4,699          193,458
Titanium Metals Corp. (a)                                  300           27,765
Tredegar Corp.                                           7,219          116,443
Trex Co. Inc. (a)                                        2,213           83,541
Ultralife Batteries Inc. (a)                             2,886           55,873
Universal Forest Products Inc.                           3,617          116,648
URS Corp. (a)                                            6,961          190,731
US Concrete Inc. (a)                                       960            6,768
USEC Inc.                                               17,252          151,300
USG Corp. (a)                                            7,753          136,298
Valence Technology Inc. (a)                             18,955           65,016
Valhi Inc.                                               4,685           53,268
Valmont Industries Inc.                                  3,064           70,166
Washington Group International Inc. (a)                  5,597          200,876
Watsco Inc.                                              4,687          131,564
Wausau-Mosinee Paper Corp.                               9,055          156,652
Wellman Inc.                                             7,045           57,276
Wheeling-Pittsburgh Corp. (a)                              746           15,562
WR Grace & Co. (a)                                      13,600           84,320
York International Corp.                                 9,173          376,735
                                                                ---------------
                                                                     19,500,709
                                                                ---------------
OIL & GAS (4.5%)
Atwood Oceanics Inc. (a)                                 2,520          105,210
Berry Petroleum Co. Class A                              3,792          111,523
Cabot Oil & Gas Corp.                                    7,300          308,790
Cal Dive International Inc. (a)                          8,481          257,144
Callon Petroleum Co. (a)                                 3,210           45,775
Calpine Corp. (a)                                       92,339          398,904
Capstone Turbine Corp. (a)                               1,951            4,246
Carbo Ceramics Inc.                                      2,816          192,192
Cheniere Energy Inc. (a)                                 4,596           89,944
Cimarex Energy Co. (a)                                   9,182          277,572
Clayton Williams Energy Inc. (a)                         1,062           25,382
Comstock Resources Inc. (a)                              7,338          142,797
Delta Petroleum Corp. (a)                                3,532           47,505
Denbury Resources Inc. (a)                              12,134          254,207
Dril-Quip Inc. (a)                                       2,188           40,916
Edge Petroleum Corp. (a)                                 2,665           45,305
Encore Acquisition (a)                                   5,083          141,816
Energy Partners Ltd. (a)                                 5,040           77,112
Forest Oil Corp. (a)                                    10,189          278,363
Frontier Oil Corp.                                       6,641          140,723
FuelCell Energy Inc. (a)                                 9,957          116,298
FX Energy Inc. (a)                                       8,362           74,505
Giant Industries Inc. (a)                                2,308           50,776
Global Industries Ltd. (a)                              14,884           85,136
Grey Wolf Inc. (a)                                      40,399          171,292
Gulf Island Fabrication Inc.                             1,700           36,771
Hanover Compressor Co. (a)                              17,048          202,871
Harvest Natural Resources Inc. (a)                       8,515          126,959
Helmerich & Payne Inc.                                  11,186          292,178
Holly Corp.                                              2,990          111,826
Hornbeck Offshore Services (a)                             880           11,502

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

OIL & GAS (Cont.)
Houston Exploration Co. (a)                              3,090  $       160,186
Hydril (a)                                               3,362          105,903
Input/Output Inc. (a)                                   11,776           97,623
KCS Energy Inc. (a)                                     10,815          144,056
Key Energy Services Inc. (a)                            28,976          273,533
Lone Star Technologies Inc. (a)                          6,437          177,404
Lufkin Industries Inc.                                   1,410           45,092
Magnum Hunter Resources Inc. (a)                        15,150          157,257
Matrix Service Co. (a)                                   3,480           31,842
McMoRan Exploration Co. (a)                              3,407           53,081
Meridian Resource Corp. (a)                              9,971           69,199
Mission Resources Corp. (a)                              7,524           42,887
Newpark Resources Inc. (a)                              17,316          107,359
Oceaneering International Inc. (a)                       5,537          189,642
Oil States International Inc. (a)                        5,968           91,310
Parker Drilling Co. (a)                                 17,193           65,677
Penn Virginia Corp.                                      4,120          148,773
Petroleum Development Corp. (a)                          3,588           98,383
Plains Exploration & Production Co. (a)                 17,090          313,602
Plains Resources Inc. (a)                                5,174           87,699
Plug Power Inc. (a)                                      9,295           69,527
Prima Energy Corp. (a)                                   2,604          103,040
Quicksilver Resources Inc. (a)                           3,276          219,721
Range Resources Corp.                                   14,991          218,869
Remington Oil and Gas Corp. (a)                          4,978          117,481
RPC Inc.                                                 3,405           53,833
SEACOR Holdings Inc. (a)                                 4,422          194,258
Southwestern Energy Co. (a)                              8,007          229,561
Spinnaker Exploration Co. (a)                            5,567          219,228
St. Mary Land & Exploration Co.                          6,335          225,843
Stone Energy Corp. (a)                                   5,114          233,607
Superior Energy Services Inc. (a)                       10,200          102,510
Swift Energy Co. (a)                                     6,155          135,779
Syntroleum Corp. (a)                                     5,403           35,768
Tesoro Petroleum Corp. (a)                              14,541          401,332
Tetra Tech Inc. (a)                                     12,405          202,450
TODCO Class A (a)                                        3,236           50,061
TransMontaigne Inc. (a)                                  3,354           18,045
Unit Corp. (a)                                           8,371          263,268
Universal Compression Holdings Inc. (a)                  4,600          141,128
Veritas DGC Inc. (a)                                     7,527          174,250
Vintage Petroleum Inc.                                  11,283          191,473
WH Energy Services Inc. (a)                              5,322          104,311
Whiting Petroleum Corp. (a)                              3,463           87,094
                                                                ---------------
                                                                     10,518,485
                                                                ---------------
TECHNOLOGY (14.2%)
Actel Corp. (a)                                          5,530          102,305
ActivCard Corp. (a)                                      7,870           57,136
Actuate Corp. (a)                                        5,193           20,512
Adaptec Inc. (a)                                        24,212          204,834
Advanced Digital Information Corp. (a)                  14,724          142,823
Advent Software Inc. (a)                                 7,577          136,916
Aeroflex Inc. (a)                                       14,642          209,820
Agile Software Corp. (a)                                10,425           91,219
Agilysys Inc.                                            6,388           88,091
Airspan Networks Inc. (a)                                5,122           28,376
Alliance Semiconductor Corp. (a)                         6,877           40,918
Altiris Inc. (a)                                         4,945          136,531
Amis Holdings Inc. (a)                                   5,956          100,776
Analogic Corp.                                           2,031           86,175
Anaren Microwave Inc. (a)                                5,020           82,027
Anixter International Inc.                               6,579          223,883
Ansoft Corp. (a)                                         1,103           16,832
answerthink Inc. (a)                                     7,891           45,215
Ansys Inc. (a)                                           3,519          165,393
Anteon International Corp. (a)                           5,982          195,133
Arch Wireless Inc. (a)                                   3,911          111,424
Ariba Inc. (a)                                          61,406          121,584
Artisan Components Inc. (a)                              5,165          133,257
Ascential Software Corp. (a)                            13,163          210,476
AsiaInfo Holdings Inc. (a)                               7,157           37,789
Aspect Communications (a)                                9,247          131,307
Aspen Technology Inc. (a)                                8,480           61,565
AT Road Inc. (a)                                         7,159           54,766
Atheros Communications (a)                               1,839           19,383
Authentidate Holding Corp. (a)                           6,468           70,695
Avanex Corp. (a)                                        14,000           54,460
BEI Technologies Inc.                                    2,685           76,012
Bel Fuse Inc. Class B                                    2,350           97,995
Benchmark Electronics Inc. (a)                           9,109          265,072
Bisys Group Inc. (a)                                    26,713          375,585
Black Box Corp.                                          3,945          186,441
Blue Coat Systems Inc. (a)                               2,191           73,377
Borland Software Corp. (a)                              15,950          135,415
Brocade Communications Sys (a)                          57,572          344,281
CACI International Inc. (a)                              6,467          261,525
California Micro Devices CP (a)                          4,584           52,854
Captaris Inc. (a)                                        4,252           27,468
Carreker-Antinori Inc. (a)                               3,737           37,445
Carrier Access Corp. (a)                                 4,375           52,150
Catapult Communications Corp. (a)                        1,374           31,602
Checkpoint Systems Inc. (a)                              8,406          150,720
Cherokee International Corp. (a)                         1,352           15,426
ChipPAC Inc. (a)                                        11,308           70,901
Chordiant Software Inc. (a)                             12,357           56,348
Ciber Inc. (a)                                          11,916           97,950
Cirrus Logic Inc. (a)                                   16,767          100,770
Clarus Corp. (a)                                         2,789           32,269
Coherent Inc. (a)                                        6,700          199,995
Commscope Inc. (a)                                      11,948          256,285
Compucom Systems Inc. (a)                                5,100           23,154
Comtech Telecommunications Corp. (a)                     3,361           75,824
Concord Communications Inc. (a)                          3,905           44,556
Concur Technologies Inc. (a)                             5,656           60,519

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

TECHNOLOGY (Cont.)
Corillian Corp. (a)                                      4,496  $        22,660
Corvis Corp. (a)                                        93,137          131,323
Covansys Corp. (a)                                       3,497           36,124
Cray Inc. (a)                                           17,005          112,573
CSG Systems International Inc. (a)                      11,970          247,779
Cubic Corp.                                              3,573           74,783
Cyberguard Corp. (a)                                     2,462           20,090
CyberOptics Corp. (a)                                    1,771           46,011
CyberSource Corp. (a)                                    6,286           52,551
Daktronics Inc. (a)                                      3,480           86,826
Dendrite International Inc. (a)                          7,605          141,301
Digi International Inc. (a)                              3,732           40,007
Digimarc Corp. (a)                                       3,156           42,133
Digital Insight Corp. (a)                                7,643          158,439
Digital River Inc. (a)                                   7,163          233,729
Digitalnet Holdings Inc. (a)                             1,138           23,136
Digitas Inc. (a)                                        10,968          120,977
Diodes Inc. (a)                                          1,441           34,137
Ditech Communications Corp. (a)                          6,645          155,094
Dot Hill Systems Corp. (a)                               9,334          104,634
Drexler Technology Corp. (a)                             2,112           28,153
DRS Technologies Inc. (a)                                5,573          177,779
DSP Group Inc. (a)                                       6,688          182,181
e.College.com (a)                                        3,810           60,960
E.piphany Inc. (a)                                      13,757           66,446
Eagle Broadband Inc. (a)                                54,247           53,705
Echelon Corp. (a)                                        6,800           76,092
EDO Corp.                                                3,728           89,919
Electronics For Imaging Inc. (a)                        11,893          336,096
Embarcadero Technologies (a)                             4,320           53,395
EMS Technologies Inc. (a)                                2,200           42,746
Emulex Corp. (a)                                        18,238          260,986
Enterasys Networks Inc. (a)                             47,694          100,634
Entrust Technologies Inc. (a)                           10,990           49,455
Epicor Software Corp. (a)                                9,028          126,843
EPIQ Systems Inc. (a)                                    2,635           38,207
Equinix Inc. (a)                                         2,383           80,879
eSpeed Inc. (a)                                          5,972          105,406
ESS Technology Inc. (a)                                  7,253           77,680
Exar Corp. (a)                                           9,648          141,440
Excel Technology Inc. (a)                                2,261           75,178
Extreme Networks Inc. (a)                               22,500          124,200
F5 Network Inc. (a)                                      7,648          202,519
FalconStor Software, Inc. (a)                            7,660           59,135
FileNet Corp. (a)                                        8,643          272,860
Finisar Corp. (a)                                       44,477           88,064
Formfactor Inc. (a)                                      6,098          136,900
Gartner Group Inc. (a)                                  15,207          201,037
Gateway Inc. (a)                                        49,425          222,412
Genesis Microchip Inc. (a)                               7,587          104,473
Group 1 Software Inc. (a)                                3,046           69,906
Harmonic Inc. (a)                                       16,117          137,317
Herley Industries Inc. (a)                               2,500           48,850
Hutchinson Technology Inc. (a)                           5,430          133,524
Hypercom Corp. (a)                                      10,454           88,336
Hyperion Solutions Corp. (a)                             8,656          378,440
Identix Inc. (a)                                        18,225          136,141
iGATE Capital Corp. (a)                                  4,500           17,910
II-VI Inc. (a)                                           2,464           75,546
Imation Corp. (a)                                        7,869          335,298
Inet Technologies Inc. (a)                               4,489           55,978
Infocrossing Inc. (a)                                    2,402           32,427
InFocus Corp. (a)                                        8,412           71,502
Informatica Corp. (a)                                   17,705          135,089
Innovative Solutions & Supply (a)                        1,788           34,902
Integrated Device Technology Inc. (a)                   23,394          323,773
Integrated Silicon Solution (a)                          8,201          100,134
Inter-Tel Inc.                                           4,655          116,235
Intergraph Corp. (a)                                     8,105          209,595
Intermagnetics General Corp. (a)                         3,786          128,838
Internet Capital Group Inc. (a)                         10,111           78,259
Internet Security Systems Inc. (a)                       9,030          138,520
Intervideo Inc. (a)                                      1,373           17,767
InterVoice Inc. (a)                                      8,226           94,352
Interwoven Inc. (a)                                      9,466           95,607
InVision Technologies Inc. (a)                           3,879          193,562
Iomega Corp.                                            13,041           72,769
iPass Inc. (a)                                           8,808           93,277
Ixia (a)                                                 8,625           84,870
IXYS Corp. (a)                                           4,035           31,796
j2 Global Communications Inc. (a)                        4,249          118,122
JDA Software Group Inc. (a)                              6,519           85,855
Jupitermedia Corp. (a)                                   3,630           51,401
Keane Inc. (a)                                          13,030          178,381
KEMET Corp. (a)                                         19,185          234,441
Keynote Systems Inc. (a)                                 5,280           72,600
KFX Inc. (a)                                             9,484           72,268
Kintera Inc. (a)                                         1,310           13,663
Komag Inc. (a)                                           6,237           87,131
Kopin Corp. (a)                                         14,780           75,526
Kronos Inc. (a)                                          6,891          283,909
KVH Industries Inc. (a)                                  3,321           42,276
Lattice Semiconductor Corp. (a)                         22,735          159,372
Lawson Software Inc. (a)                                 9,016           63,833
LeCroy Corp. (a)                                           653           11,761
Lexar Media Inc. (a)                                    14,388           96,112
Lionbridge Technologies Inc. (a)                         9,822           75,138
Macrovision Corp. (a)                                   10,943          273,903
Magma Design Automation (a)                              5,479          105,361
Manhattan Associates Inc. (a)                            6,698          206,834
ManTech International Corp. Class A (a)                  3,877           72,771
Manugistics Group Inc. (a)                              14,884           48,671
MAPICS Inc. (a)                                          4,981           52,599
MapInfo Corp. (a)                                        3,650           38,690
Marimba Inc. (a)                                         4,841           39,357
MatrixOne Inc. (a)                                      10,050           69,445

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

TECHNOLOGY (Cont.)
Maxwell Technologies Inc. (a)                            1,815  $        23,413
MCData Corp. (a)                                        21,647          116,461
Mentor Graphics Corp. (a)                               15,545          240,481
Mercury Computer Systems Inc. (a)                        5,286          131,093
Merge Technologies Inc. (a)                              2,683           39,252
Merix Corp. (a)                                          4,000           45,360
Methode Electronics Inc.                                 7,655           99,285
Micrel Inc. (a)                                         15,183          184,473
Micromuse Inc. (a)                                      15,514          103,789
Micros Systems Inc. (a)                                  4,067          195,094
Microsemi Corp. (a)                                     13,193          187,473
MicroStrategy Inc. (a)                                   2,624          112,045
Mindspeed Technologies Inc. (a)                         21,254          105,420
MIPS Technologies Inc. (a)                               5,858           35,851
Mobility Electronics Inc. (a)                            5,610           47,236
Monolithic System Technology (a)                         6,138           46,219
MRO Software Inc. (a)                                    4,523           61,558
MRV Communications Inc. (a)                             25,245           69,171
MSC Software Corp. (a)                                   6,140           54,953
MTS Systems Corp.                                        4,582          107,448
Navarre Corp. (a)                                        4,722           67,950
Net2Phone Inc. (a)                                       6,343           28,734
Netegrity Inc. (a)                                       6,963           58,907
Netgear Inc. (a)                                         4,034           43,325
NetIQ Corp. (a)                                         12,650          166,980
NetScout Systems Inc. (a)                                3,820           25,174
Network Equipment Technologies Inc. (a)                  5,801           47,336
Newport Corp. (a)                                        9,981          161,393
NMS Communications Corp. (a)                             8,618           63,601
Novatel Wireless Inc. (a)                                4,216          111,724
Omnivision Technologies Inc. (a)                        12,345          196,903
ON Semiconductor Corp. (a)                              23,789          119,421
Open Solutions Inc. (a)                                  2,499           62,425
Openwave Systems Inc. (a)                               14,906          189,306
Oplink Communications (a)                               21,520           41,318
Opnet Technologies Inc. (a)                              2,888           37,833
Opsware Inc. (a)                                        11,105           87,952
OSI Systems Inc. (a)                                     3,260           64,972
Overland Storage Inc. (a)                                2,825           37,544
Packeteer Inc. (a)                                       7,597          122,692
palmOne Inc. (a)                                         9,277          322,561
PalmSource Inc. (a)                                      3,611           61,893
Paradyne Networks Inc. (a)                               6,154           33,847
Parametric Technology Corp. (a)                         59,497          297,485
Park Electrochemical Corp.                               4,627          116,832
PC-Tel Inc. (a)                                          4,400           51,920
PDF Solutions Inc. (a)                                   3,353           28,400
PEC Solutions Inc. (a)                                   2,568           30,636
Pegasystems Inc. (a)                                     1,660           14,525
Pericom Semiconductor Corp. (a)                          4,345           46,535
Perot Systems Corp. (a)                                 16,874          223,918
Pinnacle Systems Inc. (a)                               13,647           97,576
Pixelworks Inc. (a)                                      8,909          136,486
Planar Systems Inc. (a)                                  3,404           45,580
Plexus Corp. (a)                                         9,724          131,274
PLX Technology Inc. (a)                                  4,438           76,600
Portal Software Inc. (a)                                 6,647           24,129
Power Integrations Inc. (a)                              6,626          164,987
Progress Software Corp. (a)                              6,646          144,019
ProxyMed Inc. (a)                                        1,426           24,042
QAD Inc. (a)                                             2,688           28,520
Quantum Corp. (a)                                       35,709          110,698
Quest Software Inc. (a)                                 10,510          135,579
RadiSys Corp. (a)                                        4,488           83,342
Realnetworks Inc. (a)                                   20,910          143,024
Redback Networks WTS (a)                                 9,645           61,824
Remec Inc. (a)                                          13,379           84,555
Retek Inc. (a)                                          12,369           75,946
RF Micro Devices Inc. (a)                               41,239          309,292
Rogers Corp. (a)                                         3,677          257,022
RSA Security Inc. (a)                                   13,707          280,582
S1 Corp. (a)                                            17,187          170,839
Safeguard Scientifics Inc. (a)                          30,209           69,481
SafeNet Inc. (a)                                         5,429          150,275
Sapient Corp. (a)                                       18,229          109,556
SBS Technologies Inc. (a)                                3,493           56,133
ScanSoft Inc. (a)                                       18,714           92,634
Scansource Inc. (a)                                      2,719          161,563
SeaChange International Inc. (a)                         5,729           96,706
Secure Computing Corp. (a)                               8,398           97,837
Seebeyond Technology Corp. (a)                          10,930           41,206
SERENA Software Inc. (a)                                 5,617          107,229
SI International Inc. (a)                                1,457           29,708
Sigmatel Inc. (a)                                        5,559          161,545
Silicon Graphics Inc. (a)                               48,985          107,767
Silicon Image Inc. (a)                                  16,580          217,695
Silicon Storage Technology Inc. (a)                     18,017          185,575
Siliconix Inc. (a)                                       1,381           68,525
SimpleTech Inc. (a)                                      1,027            3,502
Sipex Corp. (a)                                          4,951           28,221
SiRF Technology Holdings Inc. (a)                        2,000           26,140
Skyworks Solutions Inc. (a)                             33,221          290,019
SonicWALL Inc. (a)                                      12,457          107,130
Sonus Networks Inc. (a)                                 47,953          229,215
SPSS Inc. (a)                                            2,972           53,407
SRA International Inc. Class A (a)                       2,934          124,167
SS&C Technologies Inc.                                   2,970           55,539
Standard Microsystems Corp. (a)                          3,667           85,514
Stellent Inc. (a)                                        4,586           39,164
Stratasys Inc. (a)                                       2,083           51,575
Stratex Networks Inc. (a)                               19,906           58,723
Supertex Inc. (a)                                        2,250           36,765
Supportsoft Inc. (a)                                     7,579           65,786
Sycamore Networks Inc. (a)                              38,016          160,808
Sykes Enterprises Inc. (a)                               5,288           39,977

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

TECHNOLOGY (Cont.)
Synaptics Inc. (a)                                       4,932  $        94,448
SYNNEX Corp. (a)                                         1,240           19,468
Syntel Inc.                                              1,389           22,988
Sypris Solutions Inc.                                    1,100           21,109
Talx Corp.                                               3,284           80,228
TEKELEC (a)                                             12,096          219,784
Terremark Worldwide Inc. (a)                            86,811           73,789
Tessera Technologies Inc. (a)                            5,584          100,624
The Titan Corp. (a)                                     18,622          241,714
Tier Technologies Inc. Class B (a)                       3,400           33,116
Tippingpoint Technologies (a)                              414           10,511
TNS Inc. (a)                                               706           15,391
Transact Technologies Inc. (a)                           2,574           81,390
Transaction Systems Architects Inc. (a)                  8,592          184,986
Transmeta Corp. (a)                                     32,841           71,922
Trident Microsystems Inc. (a)                            3,900           43,719
Trimble Navigation Ltd. (a)                             11,243          312,443
Tripath Technology Inc. (a)                              4,807           15,623
TriQuint Semiconductor Inc. (a)                         30,310          165,493
TriZetto Group Inc. (a)                                  6,460           43,282
TTM Technologies Inc. (a)                                8,369           99,173
Tumbleweed Communications Corp. (a)                      8,839           37,654
Tyler Technologies Inc. (a)                              9,374           88,678
Ulticom Inc. (a)                                         2,460           28,782
Ultimate Software Group Inc. (a)                         3,338           33,714
Universal Display Corp. (a)                              4,950           53,163
Varian Semiconductor Equipment
 Associates Inc. (a)                                     8,057          310,678
Verint Systems Inc. (a)                                  2,781           95,166
Verity Inc. (a)                                          6,054           81,790
Versata Inc. (a)                                            31               57
Verso Technologies Inc. (a)                             40,659           71,153
ViaSat Inc. (a)                                          5,029          125,474
Vignette Corp. (a)                                      70,750          117,445
Vitesse Semiconductor Corp. (a)                         48,173          235,084
WatchGuard Technologies Inc. (a)                         7,337           52,973
WebEX Communications Inc. (a)                            6,816          148,316
Webmethods Inc. (a)                                     11,142           95,487
Websense Inc. (a)                                        5,288          196,872
Westell Technologies Inc. (a)                            9,913           50,556
Wind River Systems Inc. (a)                             16,983          199,720
Witness Systems Inc. (a)                                 4,656           56,570
WJ Communications Inc. (a)                               1,516            5,367
Xicor Inc. (a)                                           6,840          103,489
Xybernaut Corp. (a)                                     48,339           80,726
Zhone Technologies Inc. (a)                              4,038           15,748
Zix Corp. (a)                                            4,323           34,325
Zoran Corp. (a)                                          9,600          176,160
                                                                ---------------
                                                                     33,275,055
                                                                ---------------
TELECOMMUNICATIONS (0.6%)
Alamosa Holdings Inc. (a)                               14,256          104,782
Alaska Communications Systems Group (a)                    852            5,197
Boston Communications Group (a)                          3,828           39,237
Centennial Communications Corp. (a)                        283            2,023
Commonwealth Telephone Enterprises Inc. (a)              4,784          214,180
CT Communications Inc.                                   3,973           59,794
Dobson Communications Corp. (a)                         18,675           60,880
General Communication Inc. (a)                           9,349           74,231
Golden Telecom Inc.                                      3,311           93,172
Intrado Inc. (a)                                         4,152           66,806
North Pittsburgh Systems Inc.                            3,186           63,879
Price Communications Corp. (a)                          11,096          163,777
Primus Telecommunications Group Inc. (a)                15,409           78,278
PTEK Holdings Inc.                                      10,329          119,093
Shenandoah Telecommunications Co.                        1,600           43,200
SureWest Communications                                  2,999           94,768
Talk America Holdings Inc. (a)                           6,624           50,806
Time Warner Telecom Inc. Class A (a)                     9,867           41,343
Triton PCS Holdings Inc. (a)                             6,791           29,609
                                                                ---------------
                                                                      1,405,055
                                                                ---------------
UTILITIES & ENERGY (3.3%)
AirGate PCS Inc. (a)                                     3,260           59,658
American States Water Co.                                3,874           90,032
Aquila Inc. (a)                                         45,597          162,325
Atmos Energy Corp.                                      11,612          297,151
Avista Corp.                                            10,737          197,776
Black Hills Corp.                                        7,195          226,643
Brigham Exporation Co. (a)                               3,265           29,973
California Water Service Group                           3,745          103,175
Cascade Natural Gas Corp.                                2,786           61,487
Central Vermont Public Service Corp.                     3,400           69,666
CH Energy Group Inc.                                     3,871          179,769
Cincinnati Bell Inc. (a)                                54,384          241,465
CLECO Corp.                                             10,554          189,761
CMS Energy Corp. (a)                                    36,298          331,401
Connecticut Water Services Inc.                          1,625           41,698
D&E Communications Inc.                                  1,813           24,330
Duquesne Light Holdings Inc. (a)                        16,908          326,493
El Paso Electric Co. (a)                                10,121          156,268
Empire District Electric Co.                             6,159          123,857
Energen Corp.                                            8,066          387,087
EnergySouth Inc.                                         1,200           48,024
Idacorp Inc.                                             8,475          228,825
Infonet Services Corp. Class B (a)                      21,730           36,941
Laclede Group Inc.                                       4,644          127,292
Metrocall Holdings Inc. (a)                              1,375           92,125
MGE Energy Inc.                                          3,692          120,470
Middlesex Water Co.                                      2,736           53,024
New Jersey Resources Corp.                               6,115          254,262

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

UTILITIES & ENERGY (Cont.)
Nicor Inc.                                               8,276  $       281,136
Northwest Natural Gas Co.                                6,059          184,800
NUI Corp.                                                4,879           71,233
Otter Tail Corp.                                         5,659          152,001
Peoples Energy Corp.                                     7,648          322,363
Piedmont Natural Gas Co. Inc. (a)                        8,005          341,813
PNM Resources Inc.                                      13,406          278,443
Sierra Pacific Resources Corp. (a)                      26,025          200,653
SJW Corp.                                                1,941           65,994
South Jersey Industries Inc.                             3,550          156,200
Southern Union Co. (a)                                  13,131          276,801
Southwest Gas Corp.                                      7,697          185,729
Southwest Water Co.                                      2,799           35,043
Tetra Technologies Inc. (a)                              4,740          127,269
Ubiquitel Inc. (a)                                      12,859           54,265
UIL Holdings Corp.                                       3,139          152,838
UniSource Energy Corp.                                   7,578          188,313
WGL Holdings Inc.                                       10,540          302,709
                                                                ---------------
                                                                      7,638,581
                                                                ---------------
TOTAL COMMON STOCKS
(cost $204,808,603)                                                 229,972,958
                                                                ---------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                               ---------------  ---------------
SHORT-TERM INVESTMENTS (1.6%)
U.S. Treasury Bills, (b)
  0.925%, 07/08/2004                           $       510,000  $       509,901
U.S. Treasury Bills, (b)
  0.985%, 08/05/2004                                 3,187,000        3,183,335
                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
(cost $3,693,984)                                                     3,693,236
                                                                ---------------
TOTAL INVESTMENTS (100.0%)
(cost $208,502,587)                                                 233,666,194
                                                                ---------------
OTHER ASSETS, NET OF LIABILITIES (0.0%)(c)                               81,699
                                                                ---------------
NET ASSETS (100.0%)                                             $   233,747,893
                                                                ===============

(a) Non-income producing security.
(b) At June 30, 2004, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.
(c) Represents less than 0.05%.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                  (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (98.7%)

AUSTRALIA (4.6%)
Alumina Ltd.                                            31,269  $       115,413
Amcor Ltd.                                              25,724          125,337
AMP Ltd.                                                51,060          225,940
Ansell Ltd.                                              5,217           28,227
Aristocrat Leisure Ltd.                                  7,352           24,875
Australian & New Zealand Bank Group                     49,406          631,341
Australian Gas & Light Co.                              12,300          104,298
Australian Stock Exchange                                2,887           31,362
Axa Asia Pacific Holdings                               18,789           44,132
BHP Billiton Ltd.                                      103,741          908,678
Bluescope Steel                                         20,265           95,481
Boral Ltd.                                              17,910           80,879
Brambles Industries Ltd.                                26,200          109,891
Centro Properties Group                                 15,725           43,750
CFS Gandel Retail Trust                                 35,700           34,689
Coca-Cola Amatil Ltd.                                   14,114           68,374
Cochlear Ltd.                                            1,423           22,601
Coles Myer Ltd.                                         30,795          184,919
Commonwealth Bank of Australia                          34,451          784,623
Commonwealth Property Office                            35,774           28,759
Computershare Ltd.                                      13,356           29,690
CSL Ltd.                                                 5,621           87,625
CSR Ltd.                                                27,982           43,425
Deutsche Office Trust                                   24,061           19,343
Erste Bank Der Oester Spark                                838          131,938
Foster's Brewing Group Ltd.                             56,489          186,386
Futuris Corp. Ltd.                                      14,491           16,005
General Property                                        53,494          130,509
Harvey Norman Holdings Ltd.                             10,605           20,906
Iluka Resources Ltd.                                     5,030           15,893
Insurance Australia Group                               45,834          160,201
Investa Property Group                                  33,585           45,781
James Hardie Industries Ltd.                            14,248           59,760
John Fairfax Holdings Ltd.                              26,931           70,221
Leighton Holdings Ltd.                                   4,775           30,342
Lend Lease Corp. Ltd.                                   11,333           81,442
Lion Nathan Ltd.                                         7,514           35,613
Macquarie Bank Ltd.                                      5,992          141,913
MacQuarie Goodman Industrial                            36,034           42,319
Macquarie Infrastructure Corp.                          54,932          126,721
Mayne Nickless Ltd.                                     18,392           43,842
Mirvac Group                                            18,772           56,427
National Australia Bank Ltd.                            41,154          858,458
Newcrest Mining Ltd.                                     9,618           92,649
News Corp. Ltd. ADR                                     37,171          329,482
Onesteel Ltd.                                           11,324           19,711
Orica Ltd.                                               8,032           84,783
Origin Energy Ltd.                                      18,736           73,869
Pacific Brands Ltd.                                     12,079           22,545
Paperlinx Ltd.                                          12,720           43,126
Patrick Corp. Ltd.                                      13,185           49,219
Perpetual Trustees Australia                               867           28,480
Publishing & Broadcasting                                2,998           26,930
QBE Insurance Group Ltd.                                19,069          170,626
Rinker Group Ltd.                                       26,451          148,849
Rio Tinto Ltd.                                           8,758          220,096
Santos Ltd.                                             17,611           85,315
Sonic Healthcare Ltd.                                    6,090           38,826
Southcorp Ltd. (a)                                      18,080           39,686
Stockland Trust Group                                   33,005          119,514
Suncorp Metway Ltd.                                     14,904          147,945
TAB Ltd.                                                 9,210           31,676
Tabcorp Holding Ltd.                                    11,917          118,627
Telstra Corp.                                           61,063          214,711
Toll Holdings Ltd.                                       5,733           42,962
Transurban Group                                        14,092           47,974
Wesfarmers Ltd.                                         10,236          210,371
Westfield Holdings Ltd.                                 11,970          128,862
Westfield Trust                                         59,323          182,882
Westpac Banking Corp.                                   49,618          610,464
WMC Resources Ltd.                                      31,551          108,514
Woodside Petroleum Ltd.                                 12,913          150,477
Woolworths Ltd.                                         27,841          221,870
                                                                ---------------
                                                                      9,939,370
                                                                ---------------
AUSTRIA (0.2%)
Bank Austria Creditansta                                   994           58,430
Boehler-Uddeholm                                           249           20,710
Flughafen Wien AG                                          288           16,648
Immofinaz Immobillien Anlagen AG (a)                     6,616           53,656
Mayr-Melnhof Karton AG                                      90           11,634
Oest Elektrizatswirts Class A                              127           22,390
OMV AG                                                     370           72,202
RHI AG (a)                                                 800           18,059
Telekom Austria                                          7,377          112,908
VA Technologie AG (a)                                      261           14,731
Voest-Alpine AG                                            646           31,907
Wienberger AG                                            1,650           57,571
                                                                ---------------
                                                                        490,846
                                                                ---------------
BELGIUM (1.1%)
Agfa Gevaert NV                                          2,497           62,092
Barco (New) NV                                             307           27,743
Bekaert NV                                                 405           23,387
Belgacom SA (a)                                          4,283          130,688
CMB CIE Maritime Belge                                     106           12,895
Cofinimmo                                                  134           18,156
Colruyt SA                                                 497           61,521
Delhaize LE PS                                           1,902           97,538
Dexia                                                   17,811          296,280
Electrabel SA                                              770          247,441
Fortis Group                                            31,987          709,977
Groupe Bruxelles Lambert                                 2,000          128,175
Interbrew                                                4,066          129,670
KBC Bankverzekeringsholding                              2,783          160,503

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

BELGIUM (Cont.)
Mobistar SA (a)                                            758  $        47,330
Omega Pharma SA                                            741           37,638
SA D'Ieteren NV                                             52           10,996
Solvay Et Cie Class A NPV                                1,691          138,378
UCB BB                                                   2,664          124,367
Umicore                                                    593           37,425
                                                                ---------------
                                                                      2,502,200
                                                                ---------------
BERMUDA (0.0%)(e)
Kerry Properties Ltd.                                   10,500           15,953
Orient Overseas International Ltd.                       6,000           17,731
Smartone Telecommunication                               5,000            5,481
                                                                ---------------
                                                                         39,165
                                                                ---------------
CAYMAN ISLANDS (0.0%)(e)
Kingboard Chemicals Holdings                            10,000           17,372
                                                                ---------------
DENMARK (0.8%)
AP Moller Maersk AS (a)                                     30          206,744
Bang & Olufsen Class B                                     395           21,777
Carlsberg AS Class B                                       899           47,646
Coloplast Class B                                          354           33,457
Danisco AS                                               1,515           78,304
Den Danske Bank                                         12,637          300,140
DSV De Sammenslut Vogn Class B                             426           20,411
FLS Industries AS Class B (a)                              578            8,156
GN Store Nord                                            5,693           50,443
Group 4 Falck AS                                         2,087           53,763
H. Lundbeck AS                                           2,040           44,519
ISS AS                                                   1,266           62,734
Kobenhavns Lufthavne                                       141           20,591
Nordiske Kabel Traadfabri                                  538           10,946
Novo Nordisk                                             7,079          365,304
Novozymes AS Class B                                     1,549           70,022
Ostasiatiske Kompagni                                      700           32,505
TDC AS                                                   3,645          118,719
Topdanmark AS (a)                                          648           38,383
Vestas Wind Systems (a)                                  4,198           61,821
William DeMant Holding (a)                                 774           29,337
                                                                ---------------
                                                                      1,675,722
                                                                ---------------
FINLAND (1.4%)
Amer Group                                                 694           36,225
Elisa OYJ Class A (a)                                    3,716           49,850
Fortum                                                   9,782          125,261
KCI Konecranes                                             347           12,907
Kesko OY Osake                                           1,987           39,499
Kone OYJ Class B                                         1,028           62,284
Metso OYJ                                                2,671           33,877
Nokia OYJ                                              132,065        1,910,170
Nokian Tyres                                               205           20,018
Orion-Yhtyma Class B                                       803           20,663
Outokumpo OYJ                                            2,996           48,047
Pohjola Group PLC                                        1,812           18,695
Rautaruukki                                              2,051           16,584
Sampo Insurance Co.                                      7,778           75,696
Stora Enso OY R                                         17,160          233,341
Tietoenator Corp.                                        2,312           70,349
UPM-Kymmene                                             14,165          270,180
Uponor                                                     529           17,451
Wartsila Class B                                           822           18,446
                                                                ---------------
                                                                      3,079,543
                                                                ---------------
FRANCE (9.1%)
Accor SA                                                 5,207          220,288
Air France                                               3,032           51,804
Air Liquide SA                                           3,029          502,018
Alcatel SA (a)                                          34,579          534,726
Alstom (a)                                              35,819           40,188
Atos Ordinar (a)                                         1,181           76,047
Autoroutes Du Sud De La Fran                             1,901           75,671
Aventis SA                                              19,078        1,443,691
AXA Co.                                                 36,817          812,693
BIC                                                        856           38,187
BNP Paribas                                             22,357        1,378,270
Bouygues                                                 5,573          187,041
Business Objects (a)                                     1,752           39,379
Cap Gemini (a)                                           3,328          133,895
Carrefour Supermarche                                   15,603          758,862
Casino Guichard Perrachon                                  897           81,115
CNP Assurances                                           1,017           59,149
Compagnie De Saint-Gobain                                8,711          435,245
Credit Agricole SA                                      17,991          438,819
Dassault Systemes SA                                     1,552           72,132
Essilor International                                    2,692          176,135
European Aeronautic Defense                              6,659          185,808
France Telecom SA                                       30,856          806,044
Gecina SA                                                  717           56,487
Groupe Danone                                            6,560          573,618
Hermes International SCA                                   232           46,430
Imerys SA                                                  948           55,379
Klepierre                                                  514           35,229
L'Oreal                                                  8,298          664,367
Lafarge SA                                               4,576          409,062
Lagardere Groupe                                         3,441          215,489
LMVH Co. Moet Hennessy Loui V SA                         6,697          485,548
Michelin Class B                                         3,867          214,342
Pernod-Ricard                                            1,445          185,212
Peugeot SA                                               4,806          268,265
Pinault-Printemps-Redoute SA                             1,887          194,344
Publicis Groupe SA                                       3,027           89,816
Renault SA                                               5,126          391,338
Sagem SA                                                   500           55,916
Sanofi-Synthelabo SA                                    10,128          643,519

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

FRANCE (Cont.)
Schneider SA                                             5,748  $       393,260
Societe Generale Class A                                 9,082          773,655
Sodexho Alliance                                         2,580           68,152
Suez                                                    22,211          463,466
Technip SA                                                 525           71,389
Television Francaise                                     3,167           99,995
Thales SA                                                2,198           80,605
Thomson Multimedia                                       6,544          129,368
Total Fina SA                                           16,078        3,072,562
Unibail                                                  1,216          126,053
Valeo                                                    1,981           82,746
Veolia Environnement                                     7,821          221,189
Vinci SA                                                 1,925          194,384
Vivendi Universal SA (a)                                27,938          776,837
Zodiac                                                   1,102           37,590
                                                                ---------------
                                                                     19,722,819
                                                                ---------------
GERMANY (6.5%)
Adidas Salomon AG                                        1,257          150,431
Allianz AG                                               8,411          913,237
Altana AG                                                1,844          111,161
BASF AG                                                 14,671          787,070
Bayer AG                                                17,920          517,948
Bayerische Hypo Vereinsbank (a)                         16,248          289,699
Beiersdorf                                                 461           54,001
Celesio AG                                                 968           57,964
Commerzbank AG (a)                                      13,899          245,444
Continental AG                                           3,829          185,105
Daimler Chrysler AG                                     23,737        1,111,621
Deutsche Bank AG                                        14,447        1,137,824
Deutsche Boerse AG                                       2,844          144,875
Deutsche Lufthansa (a)                                   6,549           89,293
Deutsche Post AG                                        12,130          262,578
Deutsche Telekom AG (a)                                 69,300        1,220,394
Douglas Holding AG                                       1,264           36,256
E.On AG                                                 17,142        1,239,698
Epcos AG (a)                                             1,433           30,007
Fresenius Medical Care                                     952           70,810
Heidelbergcement AG                                      1,604           80,105
Hypo Real Estate Holding (a)                             3,803          111,821
Infineon Technologies AG (a)                            17,358          233,493
Karstadtquelle AG                                          850           18,545
Linde AG                                                 2,214          122,152
M.A.N. AG                                                3,018          110,344
Merck KGAA                                               1,382           83,428
Metro AG                                                 4,095          194,568
MLP AG                                                   1,705           25,222
Muenchener Rueckvers AG (b)                              4,742          515,275
Puma AG                                                    431          109,787
RWE AG                                                  10,716          505,105
SAP AG                                                   5,647          938,395
Schering AG                                              4,814          284,328
Siemens AG                                              22,038        1,588,667
Suedzucker AG                                            1,165           22,945
Thyssen Krupp                                            8,762          149,707
TUI AG                                                   3,623           69,369
Volkswagen AG                                            6,169          261,213
                                                                ---------------
                                                                     14,079,885
                                                                ---------------
GREECE (0.5%)
Alpha Bank AE                                            5,480          139,678
Bank of Piraeus                                          4,228           49,500
Coca Cola Hellenic Bottling                              2,400           56,197
Commercial Bank of Greece                                1,387           36,232
Cosmote Mobile Communication                             2,870           45,151
Duty Free Shops                                            860           16,424
EFG Eurobank                                             5,610          122,603
Folli-FollieE S.A                                          400           12,791
Germanos SA                                                460           13,318
Greek Org of Football Progno                             4,380           82,902
Hellenic Petroleum                                       3,019           25,257
Hellenic Technodomiki Tev SA                             2,580           11,013
Hellenic Telecommunications                              6,919           90,119
Hyatt Regency SA                                           925            9,521
Intracom SA                                              2,430           10,609
National Bank of Greece                                  6,823          148,779
Public Power Corp.                                       3,059           73,120
Technical Olympic SA                                     3,540           14,851
Titan Cement Co. S.A                                     1,300           30,662
Viohalco                                                 2,850           20,507
                                                                ---------------
                                                                      1,009,234
                                                                ---------------
HONG KONG (1.5%)
ASM Pacific Technology                                   3,500           13,125
Bank of East Asia Hong Kong                             37,405          106,943
BOC Hong Kong Holdings Ltd.                            101,500          173,075
Cathay Pacific Airways Ltd.                             30,000           56,540
Cheung Kong Holdings Ltd.                               42,000          309,623
Cheung Kong Infrastructure                              12,000           28,924
CLP Holdings Ltd.                                       49,783          272,537
Espirit Holdings Ltd.                                   20,500           91,727
Giordano International Ltd.                             34,000           21,469
Hang Lung Properties Ltd.                               30,000           38,655
Hang Seng Bank Ltd.                                     21,074          270,186
Henderson Land Development                              19,000           81,848
Hong Kong & China Gas                                  100,534          165,628
Hong Kong Electric                                      38,000          157,363
Hong Kong Exchange & Clearing                           30,000           61,540
Hopewell Holdings                                       16,000           32,206
Hutchison Whampoa Ltd.                                  59,210          404,233
Hysan Development Co.                                   13,000           19,334
Johnson Electric Holdings                               44,716           45,577
Li & Fung Ltd.                                          46,000           67,232
MTR Corp.                                               43,500           65,809
New World Development                                   58,800           43,347

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

HONG KONG (Cont.)
PCCW Ltd. (a)                                           93,000  $        63,194
Shangri-La Asia Ltd.                                    26,000           25,334
Sino Land Co.                                           32,000           17,847
South China Morning Post                                12,000            4,769
Sun Hung Kai Properties                                 37,000          303,598
Swire Pacific Ltd. "A"                                  27,000          174,812
Techtronic                                              23,000           36,712
Television Broadcasts Ltd.                               8,000           34,257
Texwinca Holdings Ltd.                                  18,000           14,193
Wharf Holdings Ltd.                                     35,114          100,843
Yue Yen Industrial Holdings                             10,500           25,510
                                                                ---------------
                                                                      3,327,990
                                                                ---------------
IRELAND (0.8%)
Allied Irish Bank PLC                                   23,242          359,979
Bank of Ireland                                         26,861          359,686
CRH PLC                                                 14,463          306,202
DCC PLC                                                  2,156           39,440
Depfa Bank PLC                                           9,464          137,809
Elan Corp. (a)                                          10,760          265,990
Fyffes PLC                                               8,271           17,349
Grafton Group PLC (a)                                    6,064           48,514
Greencore Group PLC                                      2,794           10,802
Independent News & Media PLC                            14,216           33,981
Irish Life & Permanent PLC                               7,188          110,891
Kerry Group PLC Class A                                  3,805           80,743
Kingspan Group PLC                                       2,529           15,113
Ryanair Holdings PLC (a)                                 9,352           52,236
                                                                ---------------
                                                                      1,838,735
                                                                ---------------
ITALY (3.7%)
Alleanza Assicurazioni SpA Azione                       12,652          144,731
Arnoldo Mondadori Editore                                3,562           33,797
Assicurazione Generali SpA                              26,176          707,732
Autogrill SpA (a)                                        3,779           53,691
Autostrade SpA                                           5,175          101,925
Banca Antonveneta SPA (a)                                6,327          130,325
Banca Fideuram SpA                                       7,674           43,144
Banca Intesa                                            26,794           80,711
Banca Intesa SpA                                        89,447          350,163
Banca Monte Dei Paschi Siena                            32,096          102,945
Banca Nazionale Lavoro (a)                              34,548           80,474
Banca Popolare Di Milano                                11,081           71,353
Banca Popolare Di Verona                                10,047          173,010
Banche Popolari Unite                                    9,162          152,295
Benetton Group                                           1,758           20,153
Bulgari SpA                                              3,409           34,548
Capitalia SpA                                           37,860          118,663
Edison SpA (a)                                          20,685           35,872
Enel SpA                                                66,386          533,533
ENI SpA                                                 71,647        1,425,994
Fiat SpA (a)                                            13,817          115,932
Finecogroup SpA (a)                                      5,048           31,890
Finmeccanica SpA                                       169,526          135,005
Gruppo Editoriale L'Espresso                             4,388           26,489
Italcementi SpA                                          1,619           21,719
Luxottica Group SpA                                      3,880           64,826
Mediaset SpA                                            16,798          191,954
Mediobanca SpA                                          12,750          155,493
Mediolanum SpA                                           6,217           39,654
Pirelli & Co.                                           49,890           51,656
RAS SpA                                                  8,591          156,214
San Paolo - IMI SpA                                     26,084          314,926
Seat Pagine Gaille SpA(a)                              100,452           42,265
Snam Rete Gas                                           23,843          102,644
Telecom Italia (a)                                     225,490          702,615
Telecom Italia Media                                    38,241           15,763
Telecom Italia RNC                                     158,531          350,906
TIM SpA                                                103,762          589,690
Tiscali SpA (a)                                          4,618           20,782
Unicredito Italiano SpA                                120,365          595,972
                                                                ---------------
                                                                      8,121,454
                                                                ---------------
JAPAN (23.8%)
ACOM Co. Ltd.                                            1,980          128,998
Aderans Co. Ltd.                                           900           19,435
Advantest Corp.                                          1,890          126,955
Aeon Co. Ltd.                                            6,900          277,712
Aeon Credit Service Co. Ltd.                               600           40,138
Aiful Corp.                                              1,150          120,363
Aisin Seiki Co. Ltd.                                     4,100           85,711
Ajinomoto Co. Inc.                                      16,000          193,191
Alfresa Holdings Corp.                                     500           27,935
All Nippon Airways Co. Ltd.                             13,000           42,646
Alps Eelectronics Co. Ltd.                               5,000           71,307
Amada Co. Ltd.                                           8,000           52,929
Amano Corp.                                              1,000            8,923
Anritsu Corp.                                            2,000           13,122
Aoyama Trading Co. Ltd.                                  1,600           43,446
Ariake Japan Co. Ltd.                                      440           13,140
Asahi Breweries Ltd.                                    10,200          112,755
Asahi Glass Co. Ltd.                                    21,000          219,021
Asahi Kasei Corp.                                       35,000          181,714
Asatsu Inc.                                                800           20,804
Autobacs Seven                                             600           19,683
Bandai Co. Ltd.                                          2,200           60,041
Bank of Fukuoka Ltd.                                    15,000           89,180
Bellsystem 24 Inc.                                          70           14,794
Benesse Corp                                             1,700           55,925
Bridgestone Corp.                                       18,000          339,076
C&S Co. Ltd.                                             1,100           29,161
Canon Inc.                                              23,000        1,215,254

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Capcom Co. Ltd.                                          1,400  $        15,450
Casio Computer Co. Ltd.                                  5,000           75,902
Central Glass Co. Ltd.                                   6,000           50,944
Central Japan Railway                                       27          230,489
Chiba Bank Ltd.                                         19,000          116,628
Chubu Electric Power Co.                                18,100          383,372
Chugai Pharmaceutical Co. Ltd.                           6,200           97,536
Citizen Watch Co. Ltd.                                   8,000           90,861
Coca-Cola West Japan Co. Ltd.                            1,200           29,773
Comsys Holdings Corp.                                    3,000           24,425
Credit Saison Co. Ltd.                                   4,000          120,561
CSK Corp.                                                1,900           92,534
Dai Nippon Printing Co. Ltd.                            18,000          288,298
Daicel Chemical Industries                               7,000           36,857
Daiichi Pharmaceutical                                   6,700          119,747
Daikin Industries Ltd.                                   6,000          161,544
Dainippon Ink & Chemical Inc.                           18,000           46,313
Dainippon Screen Manufacturing Co. Ltd.                  4,000           23,671
Daito Trust Construction Co. Ltd.                        2,600          100,345
Daiwa House Industry                                    13,000          151,234
Daiwa Securities Group Inc.                             33,000          237,740
Denki Kagaku Kogyo                                      11,000           39,118
Denso Corp.                                             14,500          338,433
Dentsu Inc.                                                 40          103,285
Dowa Mining Co. Ltd.                                     7,000           41,617
East Japan Railway Co.                                      95          534,252
Ebara Corp.                                              9,000           44,080
Eisai Co. Ltd.                                           6,800          196,205
Familymart Co. Ltd.                                      1,900           62,155
Fanuc Co.                                                3,900          233,301
Fast Retailing Co. Ltd.                                  1,500          121,709
Fuji Electric Holdings Co. LT                           15,000           40,662
Fuji Photo Film Co. Ltd.                                13,000          408,546
Fuji Soft ABC Inc.                                         800           31,537
Fuji Television Network Inc.                                14           32,162
Fujikura Ltd.                                            9,000           50,779
Fujisawa Pharmaceutical                                  7,700          182,904
Fujitsu Ltd.                                            46,000          325,054
Furukawa Electric Co. Ltd. (a)                          15,000           64,232
Goodwill Group Inc.                                          9           23,487
Gunma Bank Ltd.                                         11,000           55,594
Gunze Ltd.                                               5,000           26,005
Hankyu Department Stores                                 3,000           26,244
Hino Motors Ltd.                                         6,000           43,556
Hirose Electric Co. Ltd.                                   800           88,141
Hitachi Cable Ltd.                                       4,000           19,076
Hitachi Capital Corp.                                    1,400           26,115
Hitachi Chemical Co. Ltd.                                2,600           42,838
Hitachi Construction Machine                             3,000           35,617
Hitachi Ltd.                                            87,000          600,386
Hitachi Sofware Engineering                                500           11,716
Hokkaido Electric Power                                  4,200           74,834
Hokugin Financial Group Inc.                            24,000           61,751
Honda Motor Co. Ltd.                                    21,400        1,034,358
House Foods Corp.                                        2,200           31,173
Hoya Corp.                                               3,100          325,311
Isetan                                                   5,000           72,180
Ishihara Sangyo Kaisha Ltd. (a)                          5,000           11,073
Ishikawajima-Harima Heavy Industry                      35,000           57,891
ITO Ltd.                                                   800           38,006
ITO Yokado Co. Ltd.                                      9,000          386,216
Itochu Corp. (a)                                        37,000          166,598
Itochu Techno-Science Corp.                                900           38,456
JAFCO Co. Ltd.                                             800           61,236
Japan Airlines System Corp. (a)                         18,000           57,726
Japan Real Estate Investment                                 6           42,012
Japan Retail Fund Investment                                 5           34,597
Japan Tobacco Inc.                                          24          187,016
JFE Holdings Inc.                                       14,300          351,505
JGC Corp.                                                6,000           57,891
Joyo Bank Ltd.                                          21,000           93,591
JSR Corp.                                                5,000           94,188
Kajima Corp.                                            23,000           85,596
Kaken Pharmaceutical Co. Ltd.                            2,000           11,725
Kamigumi Co. Ltd.                                        7,000           51,008
Kanebo Ltd. (a)                                         17,000           15,778
Kaneka Corp.                                             7,000           66,446
Kansai Electric Power                                   19,900          363,713
Kansai Pain Co. Ltd.                                     5,000           30,600
KAO Corp.                                               15,000          362,509
Katokichi Co. Ltd.                                         900           18,029
Kawasaki Heavy Industries Ltd.                          37,000           59,839
Kawasaki Kisen Kaisha Ltd.                              14,000           70,884
Keihin Electric Express Railway                         12,000           75,314
Keio Teito Electric Railway Co. Ltd.                    15,000           85,872
Keyence Corp.                                              880          201,270
Kikkoman Corp.                                           3,000           25,803
Kinden Corp.                                             3,000           18,801
Kinki Nippon Railway                                    41,000          156,352
Kirin Brewery Co. Ltd.                                  20,000          198,300
Kobe Steel Ltd.                                         64,000           95,860
Kokuyo Co. Ltd.                                          1,300           16,437
Komatsu Ltd.                                            27,000          163,997
Komori Corp.                                             2,000           33,136
Konami Co. Ltd.                                          2,300           58,544
Konica Minolta Holdings Inc.                            12,000          166,065
Kouo Seiko Co. Ltd.                                      2,000           23,800
Kubota Corp.                                            28,000          149,230
Kuraray Co. Ltd.                                        11,000           90,264
Kuraya Saneido Inc.                                      2,300           34,830
Kurita Water Industries Ltd.                             3,000           41,213
Kyocera Corp.                                            4,500          382,908
Kyowa Hakko Kogyo Ltd.                                  10,000           72,318
Kyushu Electric Power Co.                               11,400          213,177
Lawson Inc.                                              1,600           66,161

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Leopalace 21 Corp.                                       2,600  $        48,739
Mabuchi Motor Corp.                                        700           52,038
Makita Corp.                                             3,000           45,100
Marubeni Corp.                                          37,000           91,119
Marui Co. Ltd.                                           9,000          121,571
Matsumotokiyoshi Co. Ltd.                                1,000           30,324
Matsushita Electric Industries                          61,000          868,265
Matsushita Electric Works                                8,114           73,814
Meiji Dairies Corp.                                      7,000           38,916
Meiji Seika Kaisha Ltd.                                  9,000           40,193
Meitec Corp.                                               800           31,757
Millea Holdings Inc.                                        41          610,338
Minebea Co. Ltd.                                        11,000           51,349
Mitsubishi Chemical Corp.                               47,000          125,247
Mitsubishi Corp.                                        30,000          292,212
Mitsubishi Electric Corp.                               47,000          231,491
Mitsubishi Estate Co. Ltd.                              27,000          335,934
Mitsubishi Gas Chem Co.                                 10,000           41,535
Mitsubishi Heavy Industries Ltd.                        78,000          212,157
Mitsubishi Logistics Corp.                               3,000           28,504
Mitsubishi Materials Corp.                              25,000           56,283
Mitsubishi Rayon Co.                                    16,000           62,339
Mitsubishi Tokyo Financial                                 124        1,150,839
Mitsui & Co.                                            34,000          255,254
Mitsui Chemicals Inc.                                   15,000           75,258
Mitsui Engineering & Shipbuilding                       23,000           40,368
Mitsui Fudosan Co. Ltd.                                 19,000          228,367
Mitsui Mining & Smelting Co. Ltd.                       14,000           65,481
Mitsui OSK Lines Ltd.                                   24,000          126,589
Mitsui Sumitomo Insurance Co.                           35,000          329,658
Mitsui Trust Holding Inc.                               15,000          110,269
Mitsukoshi Ltd.                                         10,000           55,686
Mitsumi Electric Co. Ltd.                                1,600           18,555
Mizuho Financial Group Inc.                                209          950,655
Murata Manufacturing Co. Ltd.                            6,200          354,367
Namco Ltd.                                                 900           25,307
NEC Corp.                                               45,000          317,574
NEC Electronics Corp.                                    1,000           61,567
Net One Systems Co. Ltd.                                    13           50,770
NGK Insulators Ltd.                                      8,000           64,765
NGK Spark Plug Co. Ltd.                                  5,000           48,105
Nichii Gakkan Co.                                          550           25,118
Nichirei Corp.                                           5,000           17,643
Nidec Corp.                                              1,200          123,280
Nikko Cordial Corp.                                     39,000          189,580
Nikon Corp.                                              8,000           90,273
Nintendo Co. Ltd.                                        2,700          313,853
Nippon Express Co. Ltd.                                 22,000          129,382
Nippon Kayaku Co. Ltd.                                   2,000           10,990
Nippon Light Metal Co. Ltd.                             11,000           26,180
Nippon Meat Packers Inc. Osaka                           5,000           61,750
Nippon Mining Holdings Inc.                             16,500           81,723
Nippon Oil Corp.                                        35,000          220,951
Nippon Sanso Co.                                         6,000           32,198
Nippon Sheet Glass Ltd.                                  9,000           35,727
Nippon Shokubai Co. Ltd.                                 3,000           24,011
Nippon Steel Corp.                                     170,000          357,730
Nippon Unipac Holding                                       24          125,927
Nippon Yusen Kabushiki Kaish                            25,000          115,552
Nishimatsu Construction Co.                              7,000           24,507
Nissan Chemical Industries                               4,000           32,235
Nissan Motor Co. Ltd.                                   68,100          759,066
Nisshin Seifun Group Inc.                                6,000           61,089
Nisshin Steel Co. Ltd.                                  20,000           40,616
Nisshinbo Industries Inc.                                5,000           37,721
Nissho Iwai--Nichimen Holding (a)                        5,100           26,010
Nissin Food Products Co. Ltd.                            2,600           67,374
Nitori Co. Ltd.                                            450           28,284
Nitto Denko Corp.                                        4,500          230,737
NOK Corp.                                                2,600           96,761
Nomura Holdings Inc.                                    51,000          756,857
Nomura Research Institute                                  600           64,121
NSK Ltd.                                                13,000           64,866
NTN Corp.                                               12,000           60,868
NTT Corp.                                                  145          776,798
NTT Data Corp.                                              35          113,209
NTT Docomo Inc.                                            552          989,111
OBIC Co. Ltd.                                              200           42,729
Odakyu Electric Railway Co.                             17,000           92,479
Office Building Fund of Japan                                7           50,623
Ohbayashi Corp.                                         16,000           86,304
OJI Paper Co. Ltd.                                      22,000          141,512
OKI Electrick Industries Co. Ltd. (a)                   16,000           64,544
Okumura Corp.                                            5,000           26,373
Olympus Corp.                                            6,000          113,577
Omron Corp.                                              6,000          140,868
Onward Kashiyama Co. Ltd.                                4,000           64,323
Oracle Corp.                                               900           50,034
Oriental Land Co. Ltd.                                   1,400           92,240
Orix Corp.                                               2,200          252,699
Osaka Gas Co. Ltd.                                      57,000          158,704
Pioneer Corp.                                            4,400          114,018
Promise Co. Ltd.                                         2,400          160,551
QP Corp.                                                 1,800           15,631
Rakuten Inc.                                                11           84,199
Resona Holdings Inc. (a)                               125,000          222,835
Ricoh Co. Ltd.                                          19,000          405,054
Rinnai Corp.                                               900           27,457
Rohm Co. Ltd.                                            2,900          348,027
Ryohin Keikaku Co. Ltd.                                    700           36,214
Saizeriya Co. Ltd.                                         400            5,513
Sammy Corp.                                              1,000           47,875
Sanden Corp.                                             2,000           12,497
Sanken Electric Co. Ltd.                                 3,000           39,256
Sankyo Co. Ltd.                                         10,000          217,321
Sankyo Co. Ltd. GUNMA                                    1,600           65,426

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Sanwa Shutter Corp.                                      4,000  $        21,429
Sanyo Electric Co. Ltd.                                 41,000          169,161
Sapporo Breweries                                        6,000           22,054
Secom Co. Ltd.                                           5,500          234,000
Sega Corp. (a)                                           2,800           36,021
Seiko Epson Corp.                                        2,600           94,850
Seino Tranportation Co. Ltd.                             3,000           31,068
Sekisui House Ltd.                                      14,000          155,791
Sekisui Chemical                                        12,000          101,558
Seven Eleven Japan Ltd.                                 10,000          327,131
Seventy Seven Bank Ltd. (a)                             10,000           68,367
Sharp Corp.                                             26,000          416,430
Shimachu Co. Ltd.                                        1,500           40,868
Shimamura Co. Ltd.                                         500           43,464
Shimano Inc.                                             2,200           52,561
Shimizu Corp.                                           14,000           63,552
Shin-Etsu Chemical Co. Ltd.                             10,000          358,373
Shinsei Bank LTD                                        14,000           89,538
Shionogi & Co. Ltd.                                      8,000          137,909
Shiseido Co. Ltd.                                       10,000          126,350
Shizuoka Bank Ltd.                                      17,000          150,590
Showa Denko                                             25,000           62,715
Showa Shell Sekiyu                                       4,300           38,762
Skylark Co. Ltd.                                         2,100           42,260
SMC Corp.                                                1,500          162,646
Snow Brand Milk Product Co. (a)                          2,000            6,782
Softbank Corp.                                           6,300          277,877
Sompo Japan Insurance Co.                               21,000          215,162
Sony Corp.                                              25,500          963,060
Stanley Electric Co. Ltd.                                4,000           67,043
Sumitomo Balelite Co. Ltd.                               5,000           35,102
Sumitomo Chemical Co. Ltd.                              37,000          173,058
Sumitomo Corp.                                          21,000          152,833
Sumitomo Electric Industries                            18,000          184,094
Sumitomo Heavy Industries (a)                           14,000           43,997
Sumitomo Metal Industries                               99,000          117,354
Sumitomo Metal Mining Co. Ltd.                          14,000           91,597
Sumitomo Mitsui Financial                                  111          762,950
Sumitomo Osaka Cement Co. Ltd.                          11,000           30,324
Sumitomo Realty & Development                           10,000          124,236
Sumitomo Trust & Banking                                30,000          214,197
Surgua Bank Ltd.                                         6,000           46,092
Suzuken Co. Ltd.                                         1,440           44,857
T&D Holdings Inc. (a)                                    4,350          217,850
Taiheyo Cement Corp.                                    20,000           49,988
Taisei Corp.                                            21,000           79,504
Taisho Pharmaceutical Co. Ltd.                           5,000          111,188
Taiyo Yuden Co. Ltd.                                     3,000           42,371
Takara Holdings Inc.                                     5,000           40,432
Takashimaya Co. Ltd.                                     7,000           81,176
Takeda Chemical Industries                              24,500        1,078,383
Takefuji Corp.                                           1,910          138,829
Takuma Co. Ltd.                                          2,000           14,372
TDK Corp.                                                3,300          251,082
Teijin Ltd.                                             22,000           82,481
Teikoku Oil Co.                                          4,000           21,576
Terumo Corp.                                             4,400          110,581
The Bank of Yokohama Ltd.                               27,000          169,207
The Daimaru Inc.                                         6,000           54,693
THK Co. Ltd.                                             2,600           49,336
TIS Inc.                                                   900           38,622
Tobu Railway Co. Ltd.                                   20,000           87,847
Toda Corp.                                               6,000           24,645
TOHO Co. Ltd.                                            3,800           55,381
Tohoku Electric Power                                   12,000          202,674
Tokyo Broadcasting System                                1,000           17,643
Tokyo Electric Power Co.                                31,700          720,951
Tokyo Electron Ltd.                                      4,800          269,938
Tokyo Gas Co. Ltd.                                      70,000          248,932
Tokyo Style Co. Ltd.                                     2,000           22,899
Tokyu Corp.                                             27,000          138,691
Tokyu Land Corp.                                         8,000           25,729
Tonengeneral Sekiyu                                      9,000           77,326
Toppan Printing Co. Ltd.                                16,000          181,576
Toray Industries Inc.                                   34,000          160,588
Toshiba Corp.                                           78,000          314,652
Tosoh Corp.                                             11,000           39,825
Tostem Inax Holding Corp.                                7,000          151,482
Toto Ltd.                                                9,000           94,941
Toy Suisan Kaisha Ltd.                                   2,000           26,373
Toyo Seikan Kaisha Ltd.                                  4,000           68,881
Toyobo Co. Ltd.                                         12,000           30,214
Toyoda Gosei Co. Ltd.                                    1,600           37,859
Toyota Industries Corp.                                  5,200          125,192
Toyota Motor Corp.                                      79,500        3,228,946
Trend Micro Inc.                                         2,500          111,188
UBE Industries Ltd. (a)                                 19,000           29,681
UFJ Holdings (a)                                           104          460,629
UNI Charm Corp.                                          1,200           59,986
Uniden Corp.                                             2,000           43,464
UNY Co. Ltd.                                             5,000           64,186
Ushio Inc.                                               3,000           54,252
USS Co. Ltd.                                               580           50,045
Wacoal Corp.                                             4,000           42,637
West Japan Railway Co.                                      47          190,030
World Co. Ltd.                                           1,000           30,508
Yahoo Japan Corp. (a)                                       26          253,251
Yakult Honsha Co. Ltd.                                   3,000           43,556
Yamada Denki Co. Ltd.                                    2,100           78,539
Yamaha Corp.                                             4,200           69,083
Yamaha Motor Co. Ltd.                                    4,000           62,449
Yamanouchi Pharmaceutical                                8,600          290,025
Yamato Transport Co. Ltd.                               11,000          180,023
Yamazaki Baking BAKING Co. Ltd.                          3,000           29,552
Yokogawa Electric Corp.                                  6,000           80,221

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Zeon Corp.                                               4,000  $        29,074
                                                                ---------------
                                                                     51,794,715
                                                                ---------------
LUXEMBOURG (0.1%)
Arcelor                                                 10,985          184,875
                                                                ---------------
NETHERLANDS (5.0%)
ABN Amro Holdings NV                                    43,107          945,229
Aegon NV                                                37,025          447,475
AKZO Nobel                                               7,448          274,585
ASML Holding NV (a)                                     13,167          223,364
Corio NV                                                 1,000           42,684
DSM NV                                                   2,140          105,255
Euronext                                                 2,472           69,037
Getronics NV (a)                                        13,502           37,049
Hagemeyer NV (a)                                        14,127           29,978
Heineken NV                                              6,596          217,273
IHC Caland NV                                              883           41,168
ING Groep NV CVA                                        48,488        1,147,191
Koninklijke Holdings NV (a)                             42,851          337,070
Koninklijke KPN NV                                      54,455          415,730
Koninklijke Numico NV (a)                                4,187          134,856
OCE NV                                                   2,286           37,079
Philips Electronics NV                                  36,368          981,523
Qiagen NV (a)                                            4,066           48,050
Randstad Holding NV                                      1,144           31,433
Reed Elsevier NV                                        19,232          270,664
Rodamco Continental Europe                               1,401           84,832
Royal Dutch Petroleum Co.                               57,245        2,944,718
Stmicroelectronics NV                                   15,844          348,386
TNT Post Group                                           8,784          201,181
Unilever NV                                             15,753        1,077,769
Vedior NV                                                4,320           63,116
VNU NV                                                   6,450          187,764
Wereldhave NV                                              569           46,909
Wolters Kluwer - CVA                                     7,665          139,470
                                                                ---------------
                                                                     10,930,838
                                                                ---------------
NEW ZEALAND (0.2%)
Auckland International Airport                           9,414           40,339
Carter Holt Harvey Ltd.                                 25,802           33,955
Contact Energy Ltd.                                      6,217           23,161
Fisher & Paykel Appliances Class H                       6,917           20,053
Fisher & Paykel Healthcare Class C                       1,981           16,624
Fletcher Building Ltd.                                   9,750           28,203
Independent Newspapers Ltd.                              2,780            8,307
NGC Holdings Ltd.                                        3,020            5,472
Sky City Entertainment Group                            11,467           34,920
Sky Network Television Ltd.                              1,446            4,652
Telecom Corp. of New Zealand                            55,518          207,538
Tower Ltd. (a)                                          10,466           11,378
Warehouse Group Ltd.                                     6,267           16,933
Waste Management Ltd.                                    3,571           10,784
                                                                ---------------
                                                                        462,319
                                                                ---------------
NORWAY (0.5%)
Aker Kvaerner ASA (a)                                      913           14,330
DNB Holding ASA                                         18,342          125,213
Frontline Ltd.                                           1,077           37,072
Norsk Hydro ASA                                          4,066          264,365
Norske Skogindustrier Class ASA                          3,165           56,414
Orkla AS Class A                                         5,282          132,263
Petroleum Geo Services (a)                                 458           18,740
Schibsted                                                1,284           23,025
Smedvig ASA Class A                                      1,055           11,610
Statoil ASA                                             12,105          153,741
Storebrand ASA                                           6,243           42,709
Tandberg ASA                                             3,586           37,911
Telenor ASA                                             22,252          154,795
Tomra Systems                                            5,858           27,646
Yara International ASA (a)                               5,266           42,561
                                                                ---------------
                                                                      1,142,395
                                                                ---------------
PORTUGAL (0.3%)
Banco Comercial Portugues SA                            50,977          119,365
Banco Espirito Santo                                     3,010           50,034
BPI SPGS SA                                             10,426           38,145
Brisa Auto Estradas                                      7,900           57,132
Cimpor Cimentos De Portugal                              3,924           19,142
Electricdade De Portugal SA                             53,151          149,087
Jeronimo Martins                                           265            2,976
Jeronimo Martins & Filho                                   848            9,514
Portugal Telecom SA                                     24,133          261,057
PT Multimedia Servicos                                   1,158           25,420
Sonae SGPS SA                                           26,818           29,435
                                                                ---------------
                                                                        761,307
                                                                ---------------
SINGAPORE (0.8%)
Ascendas Real Estate Investment Trust                   14,000           11,736
Capitaland Ltd.                                         29,128           23,230
Capitamall Trust                                        12,000           11,875
Chartered Semiconductor
 Manufacturing Ltd. (a)                                 30,600           24,938
City Developments (a)                                   12,031           37,819
Comfortdelgro Corp. Ltd.                                46,000           32,936
Creative Technology Ltd.                                 1,500           15,805
Cycle & Carriage Ltd.                                    4,000           14,902
Datacraft Asia Ltd. (a)                                 10,000           10,100
DBS Group Holdings Ltd.                                 30,445          255,207
Fraser & Neave Ltd.                                      5,300           43,194
Haw Par Corp. Ltd.                                       3,374           10,017
Keppel Corp. Ltd.                                       16,001           65,668
Keppel Land Ltd.                                         9,000            8,435
Neptune Orient Lines Ltd.                               33,000           45,336

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

SINGAPORE (Cont.)
Overseas-Chinese Banking Corp.                          27,000  $       190,180
Parkway Holdings Ltd.                                   22,000           14,343
Sembcorp Industries Ltd.                                20,000           15,601
Sembcorp Logistics Ltd.                                 10,000           10,711
Singapore Airlines Ltd.                                 14,000           91,277
Singapore Exchange Ltd.                                 16,000           15,647
Singapore Land Ltd.                                      2,000            5,146
Singapore Post Ltd.                                     38,000           19,466
Singapore Press Holdings Ltd.                           44,200          107,036
Singapore Technologies Engineering                      39,381           47,683
Singapore Telecommunications (b)                       171,000          223,972
ST Assembly Test Services (a)                            8,000            6,613
United Oberseas Land LAND Ltd.                           9,000           12,207
United Overseas Bank                                    32,616          254,419
Venture Corp. Ltd.                                       6,397           67,029
Wing Tai Holdings                                       14,000            6,724
                                                                ---------------
                                                                      1,699,252
                                                                ---------------
SPAIN (3.5%)
Abertis Infraestructuras SA                              6,898          120,466
AC Game SA                                               2,733           40,363
Acerinox SA                                              1,288           73,497
ACS Activades Construction                               7,605          128,454
Aguas De Barcelona                                       2,139           36,521
Altadis SA                                               7,728          239,387
Amadeus Global Travel                                    8,763           57,602
Antena 3 Television (a)                                    439           23,289
Banco Bilbao Vizcaya Argenta                            88,400        1,183,734
Banco Popular Espanol                                    4,351          246,317
Banco Santander Central                                117,616        1,223,531
Corporacion Mapfre SA                                    2,925           35,922
Endesa SA                                               26,169          505,524
Fomento De Construct Y Contra                            1,379           51,226
Gas Natural SDG SA                                       4,444          106,713
Grupo Acciona SA                                           801           49,918
Grupo Ferrovial                                          1,726           72,031
Iberia (Linea Aer De Espana) (a)                        12,205           35,128
Inditex                                                  6,086          139,982
Indra Sistemas SA                                        3,438           43,941
lberdrola SA                                            21,319          451,093
Metrovacesa SA                                             890           34,147
NH Hoteles SA                                            1,345           14,828
Promotora De Infom SA                                    1,818           31,838
Repsol VPF SA                                           25,125          551,541
Sacyr Vallenhermoso SA                                   2,456           33,696
Sogecable SA (a)                                           986           39,862
Telefonica Publicidad                                    4,845           32,203
Telefonica SA                                          129,476        1,918,515
Union Electrica Fenosa SA                                5,634          120,448
Zeltia SA (a)                                            4,675           32,099
                                                                ---------------
                                                                      7,673,816
                                                                ---------------
SWEDEN (2.4%)
Ainax AB (a)                                                 1               33
Alfa Laval AB                                            2,441           38,821
ASSA Abloy AB Class B                                    8,400          107,599
Atlas Copco AB Class A                                   3,088          114,864
Atlas Copco AB Ser B                                     1,882           64,495
Axfood AB                                                  665           17,125
Billerud AB                                              1,312           21,477
Capio AB (a)                                             1,577           15,321
Castellum AB                                               979           23,582
D. Carnegie & Co. AB                                     1,400           13,322
Drott AB Class B (a)                                     1,856           24,206
Electrolux                                                 414           11,019
Electrolux AB Class B                                    7,868          151,307
Elekta AB Class B (a)                                      673           14,913
Eniro AB (a)                                             4,693           35,912
Eniro AB                                                   276            3,085
Ericsson LM Class B (a)                                404,742        1,195,796
Gambro AB Class A                                        4,738           46,030
Gambro AB Class B                                        2,764           26,669
Getinge AB Class B                                       4,268           50,552
Hennes & Mauritz                                        13,159          340,619
Hoganas Class B                                            736           18,072
Holmen AB Class B                                        1,334           38,702
Lundin Petroleum AB (a)                                  4,049           21,554
Modern Times Group (a)                                   1,492           28,990
Nordea AB                                               60,193          434,582
OM AB (a)                                                2,116           25,415
Sandvik AB                                               5,958          203,779
SAS AB (a)                                               1,598           12,228
Scania AB Class B                                        2,653           90,386
Securitas AB Class B                                     8,524          106,634
Skandia Forsakrings AB                                  29,035          120,560
Skandinaviska Enskilda Bankn Class A                    13,077          189,697
Skanska AB Class B                                       9,995           88,124
SKF AB Class B                                           2,419           89,014
Ssab Svenskt AB Series A                                 1,528           25,826
SSAB Svenskt AB Series B                                   652           10,629
Svenska Cellulosa AB Class B                             5,467          208,085
Svenska Handelbanken                                    15,205          305,555
Swedish Match AB                                         9,931          101,768
Tele2 AB Class B                                         2,683          117,831
Teliasonera AB                                          52,049          220,968
Trelleborg AB Class B                                    2,394           41,418
Volvo AB Class B                                         6,368          222,040
Volvo Akttiebolag AB Class A                             2,774           93,217
Wihlborgs Fastigheter AB                                   757            9,999
WM Data AB                                               7,612           17,120
                                                                ---------------
                                                                      5,158,940
                                                                ---------------
SWITZERLAND (7.0%)
ABB Ltd. (a)                                            50,546          277,092
Adecco SA (a)                                            3,691          184,321
CIBA Specialty Chemicals (a)                             1,902          137,298

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

SWITZERLAND (Cont.)
CIE Fincance Richemont Class A                          14,274  $       373,542
Clariant AG                                              6,575           96,293
Credit Suisse Group (a)                                 31,178        1,110,336
Geberit AG Reg                                              91           60,810
Givaudan                                                   218          126,486
Holcim Ltd.                                              5,042          274,787
Kudelski SA Bearer (a)                                   1,008           29,041
Kuoni Reisen Holding                                        78           33,646
Logitech International (a)                               1,222           55,743
Lonza AG                                                 1,044           53,012
Micronas Semiconductor (a)                                 849           38,694
Nestle SA                                               11,102        2,967,523
Nobel Biocare Holding AG                                    68           10,666
Nobel Biocare Holding AG                                   543           85,417
Novartis AG                                             65,516        2,896,850
Phonak Holding AG                                        1,381           43,047
Rieter Holding AG                                          136           36,135
Roche Holding AG                                        19,298        1,915,051
Schindler Holding AG                                       156           44,882
Serono SA Class B                                          177          111,763
SGS Sociate General Surveillance Holding                   120           65,688
Straumann Holding AG-REG                                   197           39,651
Sulzer AG                                                   93           26,496
Swiss Reinsurance                                        8,841          575,579
Swisscom AG                                                738          244,514
Syngenta AG (a)                                          2,981          250,494
The Swatch Group AG                                      1,683           44,986
The Swatch Group AG Class B                                889          115,967
UBS AG                                                  31,016        2,190,518
Unaxis Holding AG                                          350           39,494
Valora Holding AG                                           69           15,931
Zurich Financial Services (a)                            3,928          621,633
                                                                ---------------
                                                                     15,193,386
                                                                ---------------
UNITED KINGDOM (24.8%)
3I Group PLC (a)                                        16,658          185,629
Aegis Group PLC                                         32,680           53,362
Aggreko PLC                                              6,054           18,119
Alliance Unichem PLC                                     7,225           85,770
AMEC PLC                                                 8,402           41,731
Amvescap PLC                                            20,130          137,704
ARM Holdings                                            29,885           65,246
Arriva PLC                                               4,849           36,347
Associated British Ports Holdings PLC                    9,292           68,340
Astrazeneca PLC                                         46,344        2,085,977
Aviva PLC                                               62,585          647,886
BAA PLC                                                 28,965          291,681
BAE Systems PLC                                         85,271          340,140
Balfour Beatty PLC                                      11,946           57,704
Barclays PLC                                           179,409        1,533,301
Barratt Developments PLC                                 6,776           72,673
BBA Group PLC                                           12,207           60,519
Bellway PLC                                              2,791           38,591
Berkeley Group                                           2,941           66,215
BG Group PLC                                            96,387          595,791
BHP Billiton PLC                                        68,634          597,499
BOC Group PLC                                           13,500          226,700
Boots Group PLC                                         21,456          268,567
BP Amoco PLC                                           606,591        5,374,539
BPB PLC                                                 13,757          102,305
Brambles Industries PLC                                 21,292           82,511
British Airways PLC (a)                                 15,321           76,794
British American Tobacco                                43,043          669,161
British Land Co. PLC                                    13,331          168,200
British Sky Broadcasting PLC                            34,364          388,875
BT Group PLC                                           238,185          860,184
Bunzl PLC                                               12,502          104,572
Cable & Wireless PLC (a)                                67,674          159,752
Cadbury Schweppes PLC                                   56,369          487,905
Capita A Group PLC                                      18,672          108,197
Carnival PLC                                             4,734          230,651
Cattle's Holdings PLC                                    9,132           52,667
Celltech Group PLC (a)                                   7,735           77,259
Centrica PLC                                           118,101          482,377
Close Brothers Group PLC                                 3,443           48,671
Cobham PLC                                               3,104           78,892
Compass Group PLC                                       59,353          363,366
Cookson Group PLC (a)                                   49,137           37,547
Corus Group PLC (a)                                    105,465           76,271
Daily Mail & General NV                                  8,451          112,009
Davis Service Group PLC                                  4,824           33,790
De La Rue Co. PLC                                        5,153           32,368
Diageo PLC                                              84,357        1,141,086
Dixons Group PLC                                        53,152          159,800
Eircom Group PLC (a)                                    11,647           21,022
Electrocomponents PLC                                   11,470           74,499
EMAP PLC                                                 6,902           92,923
EMI Group PLC                                           22,028           97,687
Enterprise Inns                                          9,836          102,897
Exel PLC                                                 8,270          115,403
First Group                                             10,218           52,145
FKI Babcock                                             14,846           33,155
Friends Provident PLC                                   46,396          123,873
GKN PLC                                                 20,220           92,152
GlaxoSmithKline PLC                                    163,408        3,317,827
Great Portland Estates PLC                               4,714           22,127
GUS PLC                                                 27,866          428,652
Hammerson PLC                                            7,870           99,727
Hanson                                                  19,948          137,639
Hays PLC                                                47,484          106,044
HBOS PLC                                               106,103        1,317,488
Hilton Group PLC                                        42,801          214,921
HMV Group PLC                                            9,630           42,399
HSBC Holdings PLC                                      302,626        4,514,777

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
ICAP PLC                                                11,852  $        58,651
IMI PLC                                                  9,500           64,209
Imperial Chemical Industries                            32,444          136,057
Imperial Tobacco Group PLC                              19,912          430,376
Inchape PLC                                              1,904           60,725
Intercontinental Hotels Group                           20,563          217,921
International Power PLC (a)                             30,481           77,915
Intertek Testing Services                                3,919           40,784
Invensys PLC Deferred (a)                               93,894               --
Invensys PLC (a)                                       152,577           49,966
ITV PLC (a)                                            112,817          237,068
J Sainsbury PLC                                         41,671          215,881
Johnson Matthey Public Ltd.                              6,371          106,812
Kelda Group PLC                                         10,222           93,033
Kesa Electricals PLC                                    14,346           75,495
Kidde PLC                                               23,865           51,885
Kingfisher PLC                                          63,765          332,081
Land Securities Group                                   12,769          269,251
Legal and General PLC                                  181,086          312,986
Liberty International PL                                 7,551          104,546
Lloyds TSB Group PLC                                   154,162        1,210,949
Logica PLC                                              21,951           73,084
London Stock Exchange PLC                                8,524           56,760
Man E D & F Group                                        7,731          200,854
Marconi Corp. PLC (a)                                    5,348           66,504
Marks & Spencer Group PLC                               61,912          408,600
Meggitt PLC                                              7,133           33,968
MFI Furniture Group PLC                                 17,686           48,668
Misys PLC                                               15,108           54,424
Mitchells Butler                                        15,555           78,815
National Express Group PLC                               3,502           42,943
National Grid Transco PLC                               84,165          651,549
Next PLC                                                 7,283          188,552
Novar PLC                                               15,082           33,751
Pearson PLC                                             22,446          273,609
Penninsular & Orient Steam Navigation                   21,151           84,658
Persimmon PLC                                            7,040           80,948
Pilkington PLC                                          27,388           48,583
Premier Farnell PLC                                      9,371           42,069
Provident Financial PLC                                  7,546           82,442
Prudential PLC                                          55,641          480,338
Punch Taverns PLC                                        6,326           58,582
Rank Group PLC                                          17,010           92,841
Reckitt Benckiser PLC                                   16,304          463,034
Reed International PLC                                  35,115          342,432
Rentokil Initial PLC                                    51,130          134,419
Reuters Group PLC                                       39,934          269,183
Rexam PLC                                               14,615          119,189
Rio Tinto PLC                                           29,566          713,267
RMC Group PLC                                            7,401           81,733
Rolls Royce Group                                       41,323          189,268
Royal Bank of Scotland Group PLC                        81,736        2,361,458
Royal Sun Alliance Insurance Group PLC                  80,444          120,744
Sabmiller PLC                                           21,856          283,714
Sage Group PLC                                          34,047          115,524
Schroders PLC                                            3,763           41,967
Scottish & Newcastle PLC                                21,746          171,805
Scottish & Southern Energy PLC                          23,626          292,936
Scottish Power PLC                                      50,646          367,419
Securicor PLC                                           15,095           35,015
Serco Group                                             12,989           50,335
Severn Trent PLC                                         9,461          137,014
Shell Transport & Trading                              265,940        1,957,124
Signet Group PLC                                        48,078          100,154
Slough Estates PLC                                      12,529          102,291
Smith & Nephew PLC                                      25,558          275,971
Smiths Group PLC                                        15,481          210,254
SSL International PLC                                    4,684           23,776
Stagecoach Holdings                                     26,235           42,719
Tate & Lyle PLC                                         10,741           64,487
Taylor Woodrow PLC                                      15,219           71,160
Tesco PLC                                              211,427        1,024,157
TI Automotive Ltd. (a)(b)                               12,271                -
Tomkins PLC                                             20,632          103,039
Trinity Mirror PLC                                       8,304           98,201
Unilever PLC                                            76,510          753,064
United Business Media                                    9,640           88,920
United Utilities PLC                                    16,016          151,084
United Utilities PLC Class A                             8,898           53,867
Vodafone Group PLC                                   1,862,771        4,092,257
Whitebread Holding PLC                                   8,452          126,477
William Hill PLC                                        11,422          115,125
Wimpey (George) PLC                                     10,939           73,438
Wolseley PLC                                            15,931          247,814
WPP Group PLC                                           28,967          295,126
Yell Group PLC                                          19,060          119,548
                                                                ---------------
                                                                     53,902,240
                                                                ---------------
UNITED STATES (0.1%)
Synthes Inc.                                             1,270          145,086
                                                                ---------------
TOTAL COMMON STOCKS
(cost $220,779,348)                                                 214,893,504
                                                                ---------------
PREFERRED STOCKS (0.5%)

AUSTRALIA (0.3%)
News Corp. Ltd. PFD                                     73,738          605,672
                                                                ---------------
GERMANY (0.2%)
Fresenius Medical Care PFD                                 763           40,933
Henkel KGAA Vorzug                                       1,636          140,022
Porsche AG PFD                                             223          149,591
Prosieben Sat 1 Media AG                                 2,408           43,610
RWE AG PFD                                               1,038           41,914

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                   SHARES            VALUE
                                               ---------------  ---------------
PREFERRED STOCKS (Cont.)

GERMANY (Cont.)
Volkswagen AG PFD                                        2,887  $        83,655
                                                                ---------------
                                                                        499,725
                                                                ---------------
TOTAL PREFERRED STOCKS
(cost $1,018,758)                                                     1,105,397
                                                                ---------------

                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                               ---------------  ---------------
REPURCHASE AGREEMENT (0.5%)
IBT Repurchase Agreement, (c)(d)
 0.010% to be repurchased at
 $1,022,876 on 07/01/2004                      $     1,022,847  $     1,022,847
                                                                ---------------
TOTAL REPURCHASE AGREEMENT
(cost $1,022,847)                                                     1,022,847
                                                                ---------------
TOTAL INVESTMENTS (99.7%)
(cost $222,820,953)                                                 217,021,748

CASH (d) AND OTHER ASSETS, NET OF
 LIABILITIES (0.3%)                                                     740,398
                                                                ---------------
                                                                $   217,762,146
                                                                ===============
NET ASSETS (100.0%)

(a)  Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, this security had no market value.
(c) Repurchase Agreement is fully collateralized by U.S. Treasury or Government Agency Securities.
(d) At June 30, 2004, these securities and cash have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.
(e)  Represents less than 0.05%.

Approximately 33.0% of the investments are denominated in the Euro, followed by 23.8% in the Japanese Yen, 21.3% in the British Pound, 6.7% in the Swiss Franc, 4.8% in the Australian Dollar, 4.3% in the United States Dollar and 2.2% in the Swedish Krona. The remaining investments representing 3.9% of total investments, are denominated in five currencies, each of which represents less than 1.6% of total investments.

INTERNATIONAL FUND INDUSTRY CLASSES

               INDUSTRY                             VALUE         %
---------------------------------------------  ---------------  -----
Banks                                          $    31,649,585   14.5
Consumer Goods & Services                           24,553,380   11.3
Communications                                      24,324,201   11.2
Machinery, Manufacturing, & Construction            21,393,702    9.8
Mining & Refining                                   21,369,309    9.8
Health Care                                         18,768,421    8.6
Transportation                                      15,923,823    7.3
Real Estate & Other Financial                       15,748,350    7.2
Agriculture, Foods, & Beverage                      10,470,093    4.8
Retail                                              10,149,547    4.7
Insurance                                            8,231,986    3.8
Utilities & Energy                                   8,121,352    3.7
Chemicals                                            4,864,599    2.2
Other                                                  393,128    0.2
Mining & Metals                                         37,425    0.1
                                               ---------------  -----
Total Stocks                                       215,998,901   99.2
Short-term Investments                               1,022,847    0.5
Cash and Other Assets, Net of Liabilities              740,398    0.3
                                               ---------------  -----
Net Assets                                     $   217,762,146  100.0%
                                               ===============  =====

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                                                SHARES            VALUE
                                                            ---------------  ---------------
Registered Investment Companies (99.8%)
State Farm Variable Product Trust Bond
 Fund (40.0%)                                                     3,021,038  $    30,875,009
State Farm Variable Product Trust Large
 Cap Equity Index Fund (59.8%)                                    3,975,874       46,239,416
                                                                             ---------------
Total Registered Investment Companies
(cost $80,877,995)                                                                77,114,425
                                                                             ---------------
TOTAL INVESTMENTS (99.8%)
(cost  $80,877,995)                                                               77,114,425
CASH AND OTHER ASSETS, NET OF
 LIABILITIES (0.2%)                                                                  123,928
                                                                             ---------------
NET ASSETS (100.0%)                                                          $    77,238,353
                                                                             ===============

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               ---------------  ---------------
CORPORATE BONDS (62.8%)

AEROSPACE/DEFENSE (0.6%)
General Dynamics Corp.
3.000%, 05/15/2008                             $     1,000,000  $       965,444
                                                                ---------------
AGRICULTURE, FOODS, & BEVERAGE (7.4%)
Coca-Cola
4.000%, 06/01/2005                                   1,000,000        1,012,540
Sysco Corp.
4.750%, 07/30/2005                                   1,000,000        1,020,136
Kellogg Co.
6.000%, 04/01/2006                                   1,000,000        1,049,521
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006                                   1,000,000          985,229
Bottling Group LLC
2.450%, 10/16/2006                                   1,000,000          984,717
General Mills Inc.
5.125%, 02/15/2007                                   1,000,000        1,038,207
Dean Foods Co.
8.150%, 08/01/2007                                   1,000,000        1,077,500
Sara Lee Corp.
2.750%, 06/15/2008                                   1,000,000          953,652
Campbell Soup Co.
6.750%, 02/15/2011                                   1,000,000        1,107,784
HJ Heinz Co.
6.625%, 07/15/2011                                   1,000,000        1,106,674
ConAgra Foods Inc.
6.750%, 09/15/2011                                   1,000,000        1,095,696
Kraft Foods Inc.
5.625%, 11/01/2011                                   1,000,000        1,017,293
                                                                ---------------
                                                                     12,448,949
                                                                ---------------
AUTOMOTIVE (1.8%)
Toyota Motor Credit
5.650%, 01/15/2007                                   1,000,000        1,051,871
General Motors Corp.
7.200%, 01/15/2011                                   1,000,000        1,047,795
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                                   1,000,000          912,500
                                                                ---------------
                                                                      3,012,166
                                                                ---------------
BUILDING MATERIALS & CONSTRUCTION (2.1%)
Masco Corp.
6.750%, 03/15/2006                                     500,000          530,198
York International Corp.
6.625%, 08/15/2006                                   1,000,000        1,061,577
Hanson Australia Funding
5.250%, 03/15/2013                                   1,000,000          968,938
Leggett & Platt Inc.
4.700%, 04/01/2013                                   1,000,000          965,175
                                                                ---------------
                                                                      3,525,888
                                                                ---------------
CHEMICALS (4.9%)
PPG Industries Inc.
6.750%, 08/15/2004                                   2,000,000        2,011,246
Praxair Inc.
6.900%, 11/01/2006                                   1,000,000        1,081,691
The Dow Chemical Co.
5.750%, 12/15/2008                                   1,000,000        1,049,377
Great Lakes Chemical Corp.
7.000%, 07/15/2009                                   2,000,000        2,216,350
Air Products & Chemicals Inc.
4.125%, 12/01/2010                                   1,000,000          973,862
EI du Pont de Nemours and Co.
4.125%, 03/06/2013                                   1,000,000          934,508
                                                                ---------------
                                                                      8,267,034
                                                                ---------------
COMPUTERS (0.6%)
International Business Machines Corp.
4.125%, 06/30/2005                                   1,000,000        1,017,257
                                                                ---------------
CONSUMER & MARKETING (6.1%)
The Procter & Gamble Co.
4.000%, 04/30/2005                                   1,000,000        1,013,906
The Gillette Co.
4.000%, 06/30/2005                                   1,000,000        1,013,314
Hasbro Inc.
5.600%, 11/01/2005                                   2,000,000        2,057,500
Steelcase Inc.
6.375%, 11/15/2006                                   1,000,000        1,030,476
RR Donnelley & Sons
3.750%, 04/01/2009                                   1,000,000          966,182
Newell Rubbermaid Inc.
4.625%, 12/15/2009                                   1,000,000          991,259
Unilever Capital Corp.
7.125%, 11/01/2010                                   1,000,000        1,131,285
Clorox Co.
6.125%, 02/01/2011                                   1,000,000        1,077,613
Kimberly Clark Corp.
5.000%, 08/15/2013                                   1,000,000          998,500
                                                                ---------------
                                                                     10,280,035
                                                                ---------------
ELECTRONIC/ELECTRICAL MFG. (1.5%)
Emerson Electric Co.
5.500%, 09/15/2008                                     500,000          526,086
5.750%, 11/01/2011                                   1,000,000        1,056,390
General Electric Co.
5.000%, 02/01/2013                                   1,000,000          984,173
                                                                ---------------
                                                                      2,566,649
                                                                ---------------
FINANCIAL SERVICES (4.0%)
General Electric Capital Corp.
4.250%, 01/28/2005                                   1,000,000        1,012,557

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               ---------------  ---------------
CORPORATE BONDS (Cont.)

FINANCIAL SERVICES (Cont.)
JP Morgan Chase & Co.
5.350%, 03/01/2007                             $     1,000,000  $     1,048,069
Citigroup Inc.
5.000%, 03/06/2007                                   1,000,000        1,037,284
General Motors Acceptance Corp.
6.150%, 04/05/2007                                   1,500,000        1,566,456
Bank One Corp.
2.625%, 06/30/2008                                   1,000,000          941,723
Ford Motor Credit Co.
7.375%, 02/01/2011                                   1,000,000        1,054,767
                                                                ---------------
                                                                      6,660,856
                                                                ---------------
FOREST PRODUCTS & PAPER (2.1%)
MeadWestvaco Corp.
6.850%, 11/15/2004                                   1,000,000        1,014,749
International Paper Co.
7.875%, 08/01/2006                                   1,000,000        1,079,744
Weyerhaeuser Co.
6.125%, 03/15/2007                                   1,000,000        1,056,547
International Paper Co.
4.000%, 04/01/2010                                     500,000          476,904
                                                                ---------------
                                                                      3,627,944
                                                                ---------------
Health Care (6.2%)
Merck & Co. Inc.
4.125%, 01/18/2005                                   1,000,000        1,011,871
GlaxoSmithKline
2.375%, 04/16/2007                                   1,000,000          972,364
Eli Lilly & Co.
2.900%, 03/15/2008                                   1,000,000          972,083
Bristol-Myers Squibb Co. (a)
4.000%, 08/15/2008                                   1,000,000          992,862
Abbott Laboratories
5.400%, 09/15/2008                                     500,000          524,965
3.500%, 02/17/2009                                     500,000          484,623
Hillenbrand Industries
4.500%, 06/15/2009                                   1,000,000        1,002,152
Merck & Co. Inc.
4.375%, 02/15/2013                                   1,000,000          957,915
Becton Dickinson & Co.
4.550%, 04/15/2013                                   1,000,000          958,675
Schering Plough Corp.
5.300%, 12/01/2013                                     500,000          491,017
Astrazeneca PLC SP
5.400%, 06/01/2014                                   1,000,000        1,011,645
Boston Scientific Corp.
5.450%, 06/15/2014                                   1,000,000        1,006,099
                                                                ---------------
                                                                     10,386,271
                                                                ---------------
MACHINERY & MANUFACTURING (6.9%)
Deere & Co.
6.550%, 07/15/2004                                   2,000,000        2,002,336
3M Co.
4.150%, 06/30/2005                                   1,000,000        1,017,069
Ingersoll Rand
6.250%, 05/15/2006                                   1,000,000        1,055,371
Cooper Industries Inc.
5.250%, 07/01/2007                                   1,000,000        1,042,852
TRW Inc.
6.730%, 07/11/2007                                     900,000          964,861
Dover Corp.
6.250%, 06/01/2008                                   1,425,000        1,542,908
BF Goodrich Co.
6.600%, 05/15/2009                                   1,000,000        1,072,183
Honeywell International Inc.
7.500%, 03/01/2010                                   1,000,000        1,143,890
Caterpillar Inc.
6.550%, 05/01/2011                                   1,000,000        1,106,683
Johnson Controls Inc.
4.875%, 09/15/2013                                     750,000          737,685
                                                                ---------------
                                                                     11,685,838
                                                                ---------------
MEDIA & BROADCASTING (1.9%)
Gannett Co.
4.950%, 04/01/2005                                   1,000,000        1,018,067
The Walt Disney Co.
5.500%, 12/29/2006                                   1,000,000        1,045,456
Knight-Ridder Inc.
7.125%, 06/01/2011                                   1,000,000        1,124,482
                                                                ---------------
                                                                      3,188,005
                                                                ---------------
MINING & METALS (1.5%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008                                   1,000,000          938,017
Alcan Inc.
6.450%, 03/15/2011                                     500,000          540,695
BHP Billiton Finance
4.800%, 04/15/2013                                   1,000,000          972,206
                                                                ---------------
                                                                      2,450,918
                                                                ---------------
OIL & GAS (3.3%)
BP Capital Markets PLC
4.000%, 04/29/2005                                   1,000,000        1,012,748
ChevronTexaco
3.500%, 09/17/2007                                   1,000,000          998,851
Southern California Gas
4.375%, 01/15/2011                                   1,000,000          978,226
Conoco Funding Co.
6.350%, 10/15/2011                                   1,000,000        1,088,060
National Fuel Gas Co.
5.250%, 03/01/2013                                   1,000,000          988,757

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                               ---------------  ---------------
CORPORATE BONDS (Cont.)

OIL & GAS (Cont.)
Vectren Utility
5.250%, 08/01/2013                             $       500,000  $       492,836
                                                                ---------------
                                                                      5,559,478
                                                                ---------------
RETAILERS (2.1%)
Albertsons Inc.
6.550%, 08/01/2004                                   1,000,000        1,002,698
Wal-Mart Stores Inc.
6.550%, 08/10/2004                                   1,000,000        1,004,905
5.450%, 08/01/2006                                     500,000          523,350
Safeway Inc.
4.125%, 11/01/2008                                   1,000,000          978,841
                                                                ---------------
                                                                      3,509,794
                                                                ---------------
TELECOM & TELECOM EQUIPMENT (4.3%)
Vodafone Group PLC
7.625%, 02/15/2005                                   1,000,000        1,033,314
AT&T Corp.
7.000%, 05/15/2005                                   1,000,000        1,026,468
BellSouth Telecommunications Inc.
6.500%, 06/15/2005                                   1,000,000        1,037,549
Deutsche Telekom International
 Financial
8.250%, 06/15/2005                                   2,000,000        2,102,854
Cingular Wireless
5.625%, 12/15/2006                                   1,000,000        1,045,432
Verizon Wireless
5.375%, 12/15/2006                                   1,000,000        1,042,539
                                                                ---------------
                                                                      7,288,156
                                                                ---------------
UTILITIES & ENERGY (5.5%)
Southwestern Electric Power
4.500%, 07/01/2005                                   1,000,000        1,018,474
Duke Energy Field Services
7.500%, 08/16/2005                                     500,000          524,947
Public Service Co. of Colorado
7.125%, 06/01/2006                                   2,000,000        2,144,478
Virginia Electric & Power
5.375%, 02/01/2007                                   1,000,000        1,042,464
Georgia Power
4.875%, 07/15/2007                                   1,000,000        1,031,187
Pacificorp
4.300%, 09/15/2008                                   1,000,000          999,984
Commonwealth Edison
4.740%, 08/15/2010                                   1,000,000        1,001,109
Duke Energy Corp.
6.250%, 01/15/2012                                     500,000          520,752
Union Elec Co.
5.500%, 05/15/2014                                   1,000,000        1,013,828
                                                                ---------------
                                                                      9,297,223
                                                                ---------------
TOTAL CORPORATE BONDS
(cost $102,949,276)                                                 105,737,905
                                                                ---------------
TAXABLE MUNICIPAL BONDS (0.6%)
New Jersey State Turnpike Authority
 Transportation
2.840%, 01/01/2008                                   1,000,000          961,970
                                                                ---------------
TOTAL TAXABLE MUNICIPAL BONDS
(cost $1,000,000)                                                       961,970
                                                                ---------------
GOVERNMENT AGENCY SECURITIES (15.4%) (b)
Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004                                   2,000,000        2,013,434
5.250%, 01/15/2006                                   5,000,000        5,186,685
5.125%, 10/15/2008                                   4,000,000        4,174,348
6.625%, 09/15/2009                                   2,000,000        2,210,070
4.500%, 07/15/2013                                   1,500,000        1,434,930
5.200%, 03/05/2019                                   2,000,000        1,879,138
Federal National Mortgage Association
5.250%, 06/15/2006                                   1,000,000        1,042,277
7.125%, 03/15/2007                                   2,000,000        2,190,744
6.625%, 10/15/2007                                   2,000,000        2,180,814
3.250%, 08/15/2008                                   1,500,000        1,459,865
6.625%, 09/15/2009                                   2,000,000        2,212,444
                                                                ---------------
TOTAL GOVERNMENT AGENCY SECURITIES
(cost $ 24,958,910)                                                  25,984,749
                                                                ---------------
U.S. TREASURY OBLIGATIONS (14.7%)
U.S. Treasury Notes
5.750%, 11/15/2005                                   3,200,000        3,345,875
7.000%, 07/15/2006                                   2,000,000        2,166,954
3.500%, 11/15/2006                                   5,000,000        5,064,650
6.625%, 05/15/2007                                   3,000,000        3,284,883
5.500%, 02/15/2008                                   2,000,000        2,141,640
5.625%, 05/15/2008                                   2,000,000        2,152,812
6.000%, 08/15/2009                                   3,000,000        3,296,601
6.500%, 02/15/2010                                   3,000,000        3,380,391
                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(cost $ 24,570,528)                                                  24,833,806
                                                                ---------------

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  JUNE 30, 2004
                                   (Unaudited)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                               ---------------  ---------------
SHORT-TERM INVESTMENTS (5.3%)
Citicorp,
 1.120%, 07/23/2004                            $     5,000,000  $     5,000,000
JP Morgan Vista Treasury Plus Money
 Market Fund                                         3,909,889        3,909,889
                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
(cost $8,909,889)                                                     8,909,889
                                                                ---------------
TOTAL INVESTMENTS (98.8%)
(cost $162,388,603)                                                 166,428,319
OTHER ASSETS, NET OF LIABILITIES (1.2%)                               2,000,539
                                                                ---------------
NET ASSETS (100.0%)                                             $   168,428,858
                                                                ===============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of this security amounted to $992,862 or 0.6% of net assets.
(b) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

                 See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                               ---------------  ---------------
SHORT-TERM INVESTMENTS (100.2%)
Agriculture, Foods, & Beverage (4.9%)
Coca-Cola
1.000%, 07/01/2004                             $     2,700,000  $     2,700,000
                                                                ---------------
AUTOMOTIVE (19.8%)
FCAR Owner Trust Series I
1.060%, 07/14/2004                                   2,700,000        2,698,966
New Center Asset Trust
1.110%, 07/19/2004                                   2,700,000        2,698,501
Toyota Motor Credit Corp.
1.120%, 07/27/2004                                   2,740,000        2,737,784
American Honda Finance Corp.
1.030%, 07/29/2004                                   2,700,000        2,697,837
                                                                ---------------
                                                                     10,833,088
                                                                ---------------
CHEMICALS (4.9%)
EI du Pont de Nemours and Co.
1.030%, 07/12/2004                                   2,700,000        2,698,819
                                                                ---------------
CONSUMER & MARKETING (4.9%)
The Procter & Gamble Co. (a)
1.170%, 07/20/2004                                   2,700,000        2,697,590
                                                                ---------------
FINANCIAL SERVICES (19.9%)
ChevronTexaco Funding Corp.
1.000%, 07/06/2004                                   2,700,000        2,699,625
Citicorp
1.120%, 07/23/2004                                   2,700,000        2,699,388
Household Finance Corp.
1.230%, 08/13/2004                                   2,740,000        2,737,484
General Electric Capital Corp.
1.300%, 08/16/2004                                   2,740,000        2,738,108
                                                                ---------------
                                                                     10,874,605
                                                                ---------------
GOVERNMENT AGENCY SECURITIES (32.1%)
Federal Home Loan Mortgage Corp.
1.020%, 07/06/2004                                   1,400,000        1,399,802
1.040%, 07/26/2004                                   2,700,000        2,698,050
1.210%, 08/09/2004                                   2,700,000        2,696,461
1.150%, 08/10/2004                                   2,700,000        2,696,550
1.250%, 08/17/2004                                   2,700,000        2,695,594
1.340%, 08/31/2004                                   2,700,000        2,693,869
Federal National Mortgage Association
1.260%, 08/25/2004                                   2,700,000        2,694,802
                                                                ---------------
                                                                     17,575,128
                                                                ---------------
HEALTH CARE (4.9%)
Pfizer Inc.
1.070%, 07/26/2004                                   2,700,000        2,697,994
                                                                ---------------
REGISTERED INVESTMENT COMPANIES (3.9%)
JP Morgan Vista Treasury Plus Money
 Market Fund                                         2,144,133        2,144,133
                                                                ---------------
TELECOM & TELECOM EQUIPMENT (4.9%)
BellSouth Corp. (a)
1.030%, 07/06/2004                                   2,700,000        2,697,952
                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS
(cost $54,919,309)                                                   54,919,309
                                                                ---------------
TOTAL INVESTMENTS (100.2%)
(cost $54,919,309)                                                   54,919,309
LIABILITIES, NET OF OTHER ASSETS (-0.2%)                                (90,161)
                                                                ---------------
NET ASSETS (100.0%)                                             $    54,829,148
                                                                ===============

(a) Securities exempt from registration under Section4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $5,395,542 or 9.8% of net assets.

                 See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                        STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (Unaudited)

                                              LARGE CAP      SMALL CAP   INTERNATIONAL  STOCK & BOND                   MONEY
                                            EQUITY INDEX   EQUITY INDEX   EQUITY INDEX    BALANCED        BOND         MARKET
                                                FUND           FUND          FUND           FUND          FUND          FUND
                                           --------------  ------------  -------------  ------------  -------------  ----------
ASSETS
  Investments in securities
    At identified cost                     $  472,945,523   208,502,587    222,820,953    80,931,793    162,388,603  54,919,309
                                           ==============  ============  =============  ============  =============  ==========
    At market value                        $  446,510,014   233,666,194    217,021,748    77,114,425    166,428,319  54,919,309
  Cash                                                720        13,787             --        53,798             --          --
  Foreign currencies at value (cost
   $1,293,009)                                         --            --      1,287,357            --             --          --
  Receivable for:
    Dividends and interest                        484,035       197,362        620,257            --      2,227,551       1,181
    Shares of the Fund sold                       368,699       182,168        131,637        70,129         26,679       7,313
    Securities sold                                     9            73             --            --             --          --
    Expense cap reimbursement                          --            --             --        20,422             --          --
    Unrealized gain on forward foreign
     currency contracts                                --            --          5,065            --             --          --
    Variation margin                               35,650        21,175         12,238            --             --          --
  Prepaid expenses                                  3,558         1,929          7,983           268          1,717         722
                                           --------------  ------------  -------------  ------------  -------------  ----------
    Total assets                              447,402,685   234,082,688    219,086,285    77,259,042    168,684,266  54,928,525
                                           --------------  ------------  -------------  ------------  -------------  ----------
LIABILITIES AND NET ASSETS
  Payable for:
    Shares of the Fund redeemed                        --           413             --            --             --      18,096
    Securities purchased                               --            --        826,157            --             --          --
    Manager                                       338,928       277,449        439,997         8,138        229,153      65,907
  Accrued liabilities                              53,595        56,933         57,985        12,551         26,255      15,374
                                           --------------  ------------  -------------  ------------  -------------  ----------
    Total Liabilities                             392,523       334,795      1,324,139        20,689        255,408      99,377
                                           --------------  ------------  -------------  ------------  -------------  ----------
  Net assets applicable to shares
   outstanding of common stock             $  447,010,162   233,747,893    217,762,146    77,238,353    168,428,858  54,829,148
                                           --------------  -----------   -------------  ------------  -------------  ----------
  Fund shares outstanding                      38,423,296    20,327,123     19,826,977     6,709,609     16,477,013  54,829,148
  Net asset value, offering price and
   redemption price per share             $        11.63         11.50          10.98         11.51          10.22        1.00
                                           ==============  ============  =============  ============  =============  ==========
ANALYSIS OF NET ASSETS
  Paid-in-capital                          $  487,902,599   201,498,379    223,093,296    78,757,731    164,901,967  54,829,148
  Accumulated net realized gain (loss)        (17,268,494)    6,298,509     (1,798,147)       63,776       (512,825)         --
  Net unrealized appreciation
   (depreciation)                             (26,391,966)   25,283,003     (5,777,320)   (3,763,570)     4,039,716          --
  Undistributed net investment income           2,768,023       668,002      2,244,317     2,180,416             --          --
                                           --------------  ------------  -------------  ------------  -------------  ----------
  Net assets applicable to shares
   outstanding                             $  447,010,162   233,747,893    217,762,146    77,238,353    168,428,858  54,829,148
                                           ==============  ============  =============  ============  =============  ==========

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (Unaudited)

                                              LARGE CAP     SMALL CAP    INTERNATIONAL  STOCK & BOND                   MONEY
                                            EQUITY INDEX   EQUITY INDEX   EQUITY INDEX    BALANCED         BOND        MARKET
                                                FUND           FUND          FUND           FUND           FUND         FUND
                                           --------------  ------------  -------------  ------------  -------------  ----------
INVESTMENT INCOME:
   Dividends                               $    3,345,575     1,087,907      3,908,124       621,090             --          --
   Interest                                        69,501        29,888          5,405           375      3,961,852     278,631
                                           --------------  ------------  -------------  ------------  -------------  ----------
                                                3,415,076     1,117,795      3,913,529       621,465      3,961,852     278,631
   Less: foreign withholding taxes                     --           430        438,487            --             --          --
                                           --------------  ------------  -------------  ------------  -------------  ----------
     Total investment income                    3,415,076     1,117,365      3,475,042       621,465      3,961,852     278,631
EXPENSES:
   Investment advisory and management
    fees                                          547,757       442,092        578,026            --        410,208     108,548
   Reports to shareowners                          29,633        42,800         30,813         9,282         16,993       9,079
   License index fees                              19,760         4,971          4,215            --             --          --
   Professional fees                               18,154        17,278         18,780         6,342         11,913       8,486
   Security valuation fees                          4,495        15,942         53,055            --          4,411          --
   Trustees' fees and expenses                      4,363         2,377          2,206           742          1,818         630
   ICI dues                                         2,259         1,183          1,284           398            988         329
   Fidelity bond expense                            1,450           706            750           697            671         236
   Registration fees                                  880           480            480           480            230         234
   Custodian fees                                      --            --        112,660            68            731       1,439
                                           --------------  ------------  -------------  ------------  -------------  ----------
     Total expenses                               628,751       527,829        802,269        18,009        447,963     128,981
     Less: expense reimbursement from
      Manager                                          --            --         14,180        18,009             --          --
                                           --------------  ------------  -------------  ------------  -------------  ----------
     Net expenses                                 628,751       527,829        788,089            --        447,963     128,981
                                           --------------  ------------  -------------  ------------  -------------  ----------

Net investment income                           2,786,325       589,536      2,686,953       621,465      3,513,889     149,650
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on sales of
    investments                                   993,396     9,951,816      1,841,990            --        113,382          --
   Net realized gain on forward foreign
    currency contracts                                 --            --         17,005            --             --          --
   Net realized gain on foreign currency
    transactions                                       --            --         14,535            --             --          --
   Net realized gain on futures contracts       1,224,836       527,969         81,922            --             --          --
   Change in unrealized gain (loss) on
    open futures contracts                       (662,814)       26,828        (17,306)           --             --          --
   Change in net unrealized appreciation
    or depreciation on investments and
    foreign currency transactions               9,306,631     2,882,288      4,763,499       721,694     (3,964,431)         --
                                           --------------  ------------  -------------  ------------  -------------  ----------
Net realized and unrealized gain on
 investments                                   10,862,049    13,388,901      6,701,645       721,694     (3,851,049)         --
                                           --------------  ------------  -------------  ------------  -------------  ----------
Net change in net assets resulting from
 operations                                $   13,648,374  $ 13,978,437      9,388,598     1,343,159       (337,160)    149,650
                                           ==============  ============  =============  ============  =============  ==========

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     LARGE CAP                         SMALL CAP
                                                                    EQUITY INDEX                      EQUITY INDEX
                                                                       FUND                               FUND
                                                           ------------------------------    ------------------------------
SIX MONTHS ENDED JUNE 30, 2004, (unaudited) AND THE YEAR
ENDED DECEMBER 31, 2003                                        2004             2003             2004             2003
---------------------------------------------------------  -------------    -------------    -------------    -------------
FROM OPERATIONS:
   Net investment income                                   $   2,786,325        4,825,792          589,536        1,162,184
   Net realized gain (loss)                                    2,218,232        1,649,579       10,479,785          882,622
   Change in net unrealized appreciation                       8,643,817       78,427,787        2,909,116       61,738,354
                                                           -------------    -------------    -------------    -------------
Net change in net assets resulting from operations            13,648,374       84,903,158       13,978,437       63,783,160
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income                                              --       (4,807,800)              --       (1,058,714)
   Net realized gain                                                  --               --               --               --
                                                           -------------    -------------    -------------    -------------
Total distributions to shareowners                                    --       (4,807,800)              --       (1,058,714)
From Fund share transactions:
   Proceeds from shares sold                                  34,051,428       36,666,847       11,878,672       14,366,493
   Reinvestment of distributions                               4,807,800               --        1,058,714               --
                                                           -------------    -------------    -------------    -------------
                                                              38,859,228       36,666,847       12,937,386       14,366,493
   Less payments for shares redeemed                           1,291,113        5,029,359        1,120,643        3,294,312
                                                           -------------    -------------    -------------    -------------
Net increase in net assets from Fund share transactions       37,568,115       31,637,488       11,816,743       11,072,181
                                                           -------------    -------------    -------------    -------------
Total increase in net assets                                  51,216,489      111,732,846       25,795,180       73,796,627
                                                           -------------    -------------    -------------    -------------
NET ASSETS:
   Beginning of year                                         395,793,673      284,060,827      207,952,713      134,156,086
                                                           -------------    -------------    -------------    -------------
   End of year*                                            $ 447,010,162      395,793,673      233,747,893      207,952,713
                                                           =============    =============    =============    =============
*Including undistributed (distribution in excess of) net
  investment income                                        $   2,768,023           13,849          668,002          165,842
                                                           =============    =============    =============    =============
SHARE INFORMATION
   Sold                                                        2,975,278        3,727,725        1,059,877        1,616,808
   Issued in reinvestment of distributions                       428,121               --           97,398               --
   Redeemed                                                     (112,366)        (535,257)        (100,089)        (396,203)
                                                           -------------    -------------    -------------    -------------
Net increase (decrease)                                        3,291,033        3,192,468        1,057,186        1,220,605
                                                           =============    =============    =============    =============

                 See accompanying notes to financial statements.

                                                                 INTERNATIONAL                STOCK & BOND
                                                                 EQUITY INDEX                   BALANCED
                                                                     FUND                         FUND
                                                           -------------------------   -------------------------
SIX MONTHS ENDED JUNE 30, 2004, (unaudited) AND THE YEAR
ENDED DECEMBER 31, 2003                                       2004          2003          2004          2003
---------------------------------------------------------  -----------   -----------   -----------   -----------
FROM OPERATIONS:
   Net investment income                                     2,686,953     2,820,670       621,465     1,559,015
   Net realized gain (loss)                                  1,955,452       (90,532)           --        70,830
   Change in net unrealized appreciation                     4,746,193    52,736,963       721,694     8,875,066
                                                           -----------   -----------   -----------   -----------
Net change in net assets resulting from operations           9,388,598    55,467,101     1,343,159    10,504,911
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income                                            --    (3,426,664)           --    (1,626,543)
   Net realized gain                                                --            --            --      (178,914)
                                                           -----------   -----------   -----------   -----------
Total distributions to shareowners                                  --    (3,426,664)           --    (1,805,457)
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold                                 5,940,388     7,829,698     6,966,516     7,972,282
   Reinvestment of distributions                                    --     3,426,664            --     1,805,457
                                                           -----------   -----------   -----------   -----------
                                                             5,940,388    11,256,362     6,966,516     9,777,739
   Less payments for shares redeemed                         1,262,848     3,750,314     1,420,779     3,268,872
                                                           -----------   -----------   -----------   -----------
Net increase in net assets from Fund share transactions      4,677,540     7,506,048     5,545,737     6,508,867
                                                           -----------   -----------   -----------   -----------
Total increase in net assets                                14,066,138    59,546,485     6,888,896    15,208,321
                                                           -----------   -----------   -----------   -----------
NET ASSETS:
   Beginning of year                                       203,696,008   144,149,523    70,349,457    55,141,136
                                                           -----------   -----------   -----------   -----------
   End of year*                                            217,762,146   203,696,008    77,238,353    70,349,457
                                                           ===========   ===========   ===========   ===========
*Including undistributed (distribution in excess of) net
  investment income                                          2,244,317      (442,636)    2,180,416     1,558,951
                                                           ===========   ===========   ===========   ===========
SHARE INFORMATION
   Sold                                                        549,961       921,297       608,576       761,968
   Issued in reinvestment of distributions                          --       331,399            --       166,402
   Redeemed                                                   (117,334)     (453,729)     (124,118)     (317,671)
                                                           -----------   -----------   -----------   -----------
Net increase (decrease)                                        432,627       798,967       484,458       610,699
                                                           ===========   ===========   ===========   ===========

                                                                                                 MONEY
                                                                     BOND                        MARKET
                                                                     FUND                         FUND
                                                           -------------------------   -------------------------
SIX MONTHS ENDED JUNE 30, 2004, (unaudited) AND THE YEAR
ENDED DECEMBER 31, 2003                                       2004          2003           2004          2003
---------------------------------------------------------  -----------   -----------   -----------   -----------
FROM OPERATIONS:
   Net investment income                                     3,513,889     6,767,291       149,650       373,270
   Net realized gain (loss)                                    113,382      (626,207)           --            --
   Change in net unrealized appreciation                    (3,964,431)      134,162            --            --
                                                           -----------   -----------   -----------   -----------
Net change in net assets resulting from operations            (337,160)    6,275,246       149,650       373,270
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income                                    (3,513,889)   (6,767,291)     (149,650)     (373,270)
   Net realized gain                                                --      (121,946)           --            --
                                                           -----------   -----------   -----------   -----------
Total distributions to shareowners                          (3,513,889)   (6,889,237)     (149,650)     (373,270)
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold                                 9,398,263    15,907,859     3,081,795     6,163,941
   Reinvestment of distributions                             3,513,889     6,889,237       149,650       373,270
                                                           -----------   -----------   -----------   -----------
                                                            12,912,152    22,797,096     3,231,445     6,537,211
   Less payments for shares redeemed                         2,803,797     8,116,516     3,479,884     7,645,994
                                                           -----------   -----------   -----------   -----------
Net increase in net assets from Fund share transactions     10,108,355    14,680,580      (248,439)   (1,108,783)
                                                           -----------   -----------   -----------   -----------
Total increase in net assets                                 6,257,306    14,066,589      (248,439)   (1,108,783)
                                                           -----------   -----------   -----------   -----------
NET ASSETS:
   Beginning of year                                       162,171,552   148,104,963    55,077,587    56,186,370
                                                           -----------   -----------   -----------   -----------
   End of year*                                            168,428,858   162,171,552    54,829,148    55,077,587
                                                           ===========   ===========   ===========   ===========
*Including undistributed (distribution in excess of) net
  investment income                                                 --            --            --            --
                                                           ===========   ===========   ===========   ===========
SHARE INFORMATION
   Sold                                                        904,634     1,512,972     3,081,795     6,163,941
   Issued in reinvestment of distributions                     338,178       652,700       149,650       373,270
   Redeemed                                                   (268,901)     (773,659)   (3,479,884)   (7,645,994)
                                                           -----------   -----------   -----------   -----------
Net increase (decrease)                                        973,911     1,392,013      (248,439)   (1,108,783)
                                                           ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. OBJECTIVE

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the "EAFE Free")3. This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

 SECURITY VALUATION

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price
(NOCP). Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of

(1) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Large Cap Equity Index Fund and the Balanced Fund (the "Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. For more information regarding the S&P 500 Index, see the Trust's Statement of Additional Information.

(2) The Russell 2000(R) Small Stock Index is a trademark\Service mark, and Russell (TM) is a trademark, of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. For more information regarding the Russell 2000 Index, see the Trust's Statement of Additional Information.

(3) The EAFE(R) Free Index is the exclusive property of Morgan Stanley Capital International ("MSCI"). Morgan Stanley Capital International is a service mark of MSCI and has been licensed for use by the Trust. The International Equity Index Fund is not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty regarding the advisability of investing in the Fund. For more information regarding the EAFE Additional Information.

                        STATE FARM VARIABLE PRODUCT TRUST
such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Trust's investment adviser pursuant to procedures established by the Board of Trustees of the Trust.

 REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund's investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. A Fund's Schedule of Investments reflects the repurchase agreements, if any, entered into as of June 30, 2004.

 SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

 FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois, time). The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

 FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

                        STATE FARM VARIABLE PRODUCT TRUST

As of June 30, 2004, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

                         COST OF INVESTMENTS       GROSS UNREALIZED    GROSS UNREALIZED           NET UNREALIZED
FUND                  FOR FEDERAL TAX PURPOSES       APPRECIATION       (Depreciation)       APPRECIATION(Depreciation)
                      ------------------------     ----------------    ----------------      --------------------------
Large Cap Fund              $  473,451,122          $  51,241,796       $ (78,182,904)            $ (26,941,108)
Small Cap Fund                 208,690,805             46,118,739         (21,143,350)               24,975,389
International Fund             222,939,971             30,841,843         (36,760,066)               (5,918,223)
Balanced Fund                   80,931,793                366,254          (4,129,824)               (3,763,570)
Bond Fund                      162,388,603              5,220,325          (1,180,609)                4,039,716
Money Market Fund               54,919,309                     --                  --                        --

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. The differences are primarily due to differing treatments for futures contracts, the recognition of net realized losses, foreign currency transactions, and short term capital gains. The tax character of distributions was as follows for the years ended December 31, 2003 and 2002:

   BALANCED FUND             2003           2002
   -------------         ------------   ------------

Ordinary Income          $  1,637,559   $  1,653,280
Long-term Capital Gain   $    167,898   $    151,869
                         ------------   ------------
Total                    $  1,805,457   $  1,805,149

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of December 31, 2003. The tax character of distributions made during the six months ended June 30, 2004, were the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of June 30, 2004.

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of $768,900 and ($46,883) during 2003 and 2002, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2003, was $814,003.

                        STATE FARM VARIABLE PRODUCT TRUST

At December 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

  EXPIRATION     LARGE CAP     SMALL CAP   INTERNATIONAL    BOND
     YEAR          FUND          FUND          FUND         FUND
  ----------    ------------   ---------   -------------  --------
   2009         $  3,554,729     112,881       1,984,521        --
   2010         $ 14,751,658   3,868,103       1,188,671        --
   2011                   --          --         464,565   626,207
                ------------   ---------   -------------  --------
   Total:       $ 18,306,387   3,980,984       3,637,757   626,207

The undistributed net investment income in accordance with federal tax regulations at December 31, 2003 for the Large Cap Fund, Small Cap Fund, International Fund and Balanced Fund was $8,255, $34,418, $392,923 and $1,595,623 respectively. The difference between this amount and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2003 for the Large Cap and Small Cap Funds relates to prior year estimates for REIT return of capital and capital gains. The difference for the International Fund relates to mark-to-market of PFICs and open forward foreign currency contracts. The difference for the Balanced Fund relates to short term capital gain.

The accumulated net realized gain in accordance with federal tax regulations at December 31, 2003, for the Balanced Fund consisted of $36,672 in short-term capital gains and $27,104 in long-term capital gains.

 FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The realized and unrealized gain or loss resulting from changes in foreign exchange rates is included with realized and unrealized gain or loss from investments for financial reporting purposes.

 EXPENSES

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to their relative net assets.

 USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

 FINANCIAL INSTRUMENTS

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap, Small Cap, and International Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

                        STATE FARM VARIABLE PRODUCT TRUST

3. TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") which serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory and management fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Fund        0.26% of average daily net assets

Small Cap Fund        0.40% of average daily net assets

International Fund    0.55% of average daily net assets

Balanced Fund         None

Bond Fund             0.50% of average daily net assets

Money Market Fund     0.40% of average daily net assets

The Manager has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory and management services fee, that exceed 0.10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory and management services fee, that exceed 0.20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

The Funds do not pay any discount, commission or other compensation for transfer agent services provided by the Manager or for distribution and underwriting services provided by State Farm VP Management Corp.

The Manager has engaged Barclays Global Fund Advisors ("Barclays") as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclays determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. For the period ending June 30, 2004, the Manager has paid Barclays Global Fund Advisors ("Barclays") the following amounts:

Large Cap Fund            $  162,872
Small Cap Fund               140,477
International Fund           204,713
                          ----------
Total                     $  508,062

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Trust's independent trustees.

                        STATE FARM VARIABLE PRODUCT TRUST

4. INVESTMENT TRANSACTIONS

Investment transactions (exclusive of short-term instruments) were as follows:

                           SIX MONTHS ENDED
                             JUNE 30, 2004       YEAR ENDED
                              (unaudited)     DECEMBER 31, 2003
                           ----------------   -----------------
   LARGE CAP FUND
     Purchases             $     48,693,955   $      29,388,199
     Proceeds from sales          2,873,298           3,061,775

   SMALL CAP FUND
     Purchases                   50,347,905          48,915,712
     Proceeds from sales         37,856,777          34,358,196

   INTERNATIONAL FUND
     Purchases                   13,411,845          14,443,167
     Proceeds from sales          6,221,406           7,969,923

   BALANCED FUND
     Purchases                    6,653,608           6,255,612
     Proceeds from sales                 --             545,000

   BOND FUND
     Purchases                   12,500,626          30,985,793
     Proceeds from sales          4,613,120          12,742,009

                        STATE FARM VARIABLE PRODUCT TRUST

5. FUTURES AND FOREIGN CURRENCY CONTRACTS

The Large Cap, Small Cap and International Funds had the following open futures contracts at June 30, 2004:

                                             NUMBER OF      MARKET                  EXPIRATION     UNREALIZED
   FUND                 TYPE                 CONTRACTS       VALUE      POSITION       MONTH       GAIN (LOSS)
   ------------------   ------------------   ---------   ------------   --------   -------------   -----------
   Large Cap Fund       S&P 500 Index           31       $  8,838,100     Long     September `04   $    43,543
   Small Cap Fund       Russell 2000 Index      12          3,257,925     Long     September `04       119,396
   International Fund   Nikkei 300 IX           15            313,569     Long     September `04        10,727
   International Fund   DJ Euro Stoxx 50        14            479,822     Long     September `04         4,514
   International Fund   FTSE 100 IDX             5            405,408     Long     September `04        (4,615)

The total notional value of the open positions at June 30, 2004, was $8,794,557, $3,138,529 and $1,188,173 in the Large Cap, Small Cap and International Funds, respectively.

The International Fund had the following open forward foreign currency contracts at June 30, 2004:

FOREIGN AMOUNT   CURRENCY             CONTRACTS   SETTLEMENT DATE   U.S. DOLLAR      UNREALIZED GAIN (LOSS)
--------------   --------             ---------   ---------------   -----------      ----------------------
     97,604      Euro                     1         08/06/2004        118,669             $  1,956
     50,603      Great British Pound      1         08/06/2004        137,395                2,491
  6,958,642      Japanese Yen             1         08/06/2004         63,863                  618
                                                                                          --------
                                                                        Total             $  5,065
                                                                                          ========

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                           SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2004      ------------------------------------------------------------
                                              (Unaudited)        2003         2002         2001         2000         1999
                                           ----------------    --------     --------     --------     --------     --------
Net asset value, beginning of period          $  11.27             8.89        11.62        13.36        15.07        12.80
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)                       0.08             0.14         0.13         0.13         0.13         0.20
  Net gain (loss) on investments (both
   realized and unrealized)                       0.28             2.38        (2.73)       (1.75)       (1.54)        2.40
                                           ----------------    --------     --------     --------     --------     --------
  Total from investment operations                0.36             2.52        (2.60)       (1.62)       (1.41)        2.60
                                           ----------------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net investment income                             --            (0.14)       (0.13)       (0.12)       (0.13)       (0.20)
  Net realized gain (b)                             --               --           --           --        (0.17)       (0.13)
                                           ----------------    --------     --------     --------     --------     --------
  Total distributions                               --            (0.14)       (0.13)       (0.12)       (0.30)       (0.33)
                                           ----------------    --------     --------     --------     --------     --------
Net asset value, end of period                $  11.63            11.27         8.89        11.62        13.36        15.07
                                           ================    ========     ========     ========     ========     ========
Total Return                                      3.19%(c)        28.31%      (22.41)%     (12.11)%      (9.35)%      20.36%
Net assets, end of period (millions)          $  447.0            395.8        284.1        331.3        320.7        225.6
RATIOS TO AVERAGE NET ASSETS
  Expenses                                        0.30%(d)         0.31%        0.31%        0.34%        0.31%        0.34%
  Net investment income                           1.32%(d)         1.47%        1.31%        1.07%        1.08%        1.25%
Portfolio turnover rate                              1%(d)            1%           3%           1%           6%           4%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.
(c)  Not annualized.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004        --------------------------------------------------------
                                                 (Unaudited)           2003        2002        2001        2000        1999
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, beginning of period           $          10.79          7.43        9.46        9.36       10.90        9.54
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)                                0.03          0.06        0.08        0.09        0.09        0.41
  Net gain (loss) on investments (both
   realized and unrealized)                                0.68          3.36       (2.03)       0.10       (0.43)       1.51
                                               ----------------      --------    --------    --------    --------    --------
  Total from investment operations                         0.71          3.42       (1.95)       0.19       (0.34)       1.92
                                               ----------------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net investment income                                      --         (0.06)      (0.08)      (0.08)      (0.09)      (0.41)
  Net realized gain                                          --            --          --       (0.01)      (1.11)      (0.15)
                                               ----------------      --------    --------    --------    --------    --------
  Total distributions                                        --         (0.06)      (0.08)      (0.09)      (1.20)      (0.56)
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, end of period                 $          11.50         10.79        7.43        9.46        9.36       10.90
                                               ================      ========    ========    ========    ========    ========
Total Return                                               6.58%(b)     45.96%     (20.66)%      2.05%      (3.39)%     20.24%
Net assets, end of period (millions)           $          233.7         208.0       134.2       156.1       134.6        95.4
RATIOS TO AVERAGE NET ASSETS ASSUMING EXPENSE
LIMITATIONS
  Expenses                                                 0.48%(c)      0.50%       0.50%       0.50%       0.50%       0.50%
  Net investment income                                    0.53%(c)      0.71%       0.93%       0.99%       0.92%       1.11%
RATIOS TO AVERAGE NET ASSETS ABSENT EXPENSE
LIMITATIONS
  Expenses                                                 0.48%(c)      0.51%       0.50%       0.55%       0.52%       0.62%
  Net investment income                                    0.53%(c)      0.70%       0.93%       0.94%       0.90%       0.99%
Portfolio turnover rate                                      35%(c)        22%         29%         36%         46%         46%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Not annualized.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004        --------------------------------------------------------
                                                 (Unaudited)           2003        2002        2001        2000        1999
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, beginning of period           $          10.50          7.75        9.40       12.10       14.54       11.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)                                0.14          0.15        0.12        0.10        0.10        0.13
  Net gain (loss) on investments (both
   realized and unrealized)                                0.34          2.78       (1.65)      (2.73)      (2.25)       2.92
                                               ----------------      --------    --------    --------    --------    --------
  Total from investment operations                         0.48          2.93       (1.53)      (2.63)      (2.15)       3.05
                                               ----------------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net investment income                                      --         (0.18)      (0.12)      (0.07)      (0.10)      (0.12)
  Net realized gain (b)                                      --                --          --          --       (0.19)      (0.02)
                                               ----------------      --------    --------    --------    --------    --------
  Total distributions                                      0.34         (0.18)      (0.12)      (0.07)      (0.29)      (0.14)
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, end of period                            10.98         10.50        7.75        9.40       12.10       14.54
                                               ================      ========    ========    ========    ========    ========
Total Return                                               4.57%(c)     37.84%     (16.26)%    (21.71)%    (14.81)%     26.21%
Net assets, end of period (millions)           $          217.8         203.7       144.2       162.8       181.8       152.7
RATIOS TO AVERAGE NET ASSETS ASSUMING EXPENSE
LIMITATIONS
  Expenses                                                 0.75%(d)      0.75%       0.75%       0.75%       0.75%       0.75%
  Net investment income                                    2.56%(d)      1.75%       1.40%       0.95%       0.78%       1.02%
RATIOS TO AVERAGE NET ASSETS ABSENT EXPENSE
LIMITATIONS
  Expenses                                                 0.76%(d)      0.77%       0.78%       0.88%       0.88%       0.94%
  Net investment income                                    2.55%(d)      1.73%       1.37%       0.82%       0.65%       0.83%
Portfolio turnover rate                                       6%(d)         5%          9%          6%          6%         12%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions  represent  less  than  $0.01  per  share  in  2001.
(c)  Not annualized.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004        --------------------------------------------------------
                                                 (Unaudited)           2003        2002        2001        2000        1999
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, beginning of period           $          11.30          9.82       11.34       12.22       12.75       11.41
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)                                0.10          0.27        0.30        0.34        0.24        0.25
  Net gain (loss) on investments (both
   realized and unrealized)                                0.11          1.51       (1.49)      (0.79)      (0.55)       1.11
                                               ----------------      --------    --------    --------    --------    --------
  Total from investment operations                         0.21          1.78       (1.19)      (0.45)      (0.31)       1.36
                                               ----------------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net investment income                                      --         (0.27)      (0.29)      (0.31)      (0.22)      (0.02)
  Net realized gain                                          --         (0.03)      (0.04)      (0.12)         --          --
                                               ----------------      --------    --------    --------    --------    --------
  Total distributions                                        --         (0.30)      (0.33)      (0.43)      (0.22)      (0.02)
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, end of period                 $          11.51         11.30        9.82       11.34       12.22       12.75
                                               ================      ========    ========    ========    ========   ========
Total Return                                               1.86%(b)     18.30%     (10.51)%     (3.55)%     (2.42)%     11.88%
Net assets, end of period (millions)           $           77.2          70.3        55.1        58.4        53.6        38.2
RATIOS TO AVERAGE NET ASSETS ASSUMING EXPENSE
LIMITATIONS
  Expenses                                                 0.00%(c)      0.00%       0.00%       0.00%       0.00%       0.00%
  Net investment income                                    1.69%(c)      2.55%       2.84%       2.86%       3.15%       4.50%
RATIOS TO AVERAGE NET ASSETS ABSENT EXPENSE
LIMITATIONS
  Expenses                                                 0.05%(c)      0.06%       0.05%       0.08%       0.07%       0.14%
  Net investment income                                    1.64%(c)      2.49%       2.78%       2.78%       3.08%       4.36%
Portfolio turnover rate                                       0%(c)         1%          9%          6%          6%          2%

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Not annualized.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004         --------------------------------------------------------
                                                 (Unaudited)            2003        2002        2001        2000        1999
                                               ----------------       --------    --------    --------    --------    --------
Net asset value, beginning of period           $          10.46          10.50       10.16        9.79        9.57       10.15
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                    0.22           0.46        0.52        0.56        0.57        0.52
  Net gain (loss) on investments (both
   realized and unrealized)                               (0.24)         (0.03)       0.37        0.37        0.22       (0.58)
                                               ----------------       --------    --------    --------    --------    --------
  Total from investment operations                        (0.02)          0.43        0.89        0.93        0.79       (0.06)
                                               ----------------       --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net investment income                                   (0.22)         (0.46)      (0.52)      (0.56)      (0.57)      (0.52)
  Net realized gain                                          --          (0.01)      (0.03)         --          --          --
                                               ----------------       --------    --------    --------    --------    --------
  Total distributions                                     (0.22)         (0.47)      (0.55)      (0.56)      (0.57)      (0.52)
                                               ----------------       --------    --------    --------    --------    --------
Net asset value, end of period                 $          10.22          10.46       10.50       10.16        9.79        9.57
                                               ================       ========    ========    ========    ========    ========
Total Return                                              (0.20)%(a)      4.08%       9.01%       9.66%       8.44%      (0.57)%
Net assets, end of period (millions)           $          168.4          162.2       148.1       122.9        95.7        70.9
RATIOS TO AVERAGE NET ASSETS ASSUMING EXPENSE
LIMITATIONS
  Expenses                                                 0.55%(b)       0.56%       0.55%       0.59%       0.57%       0.60%
  Net investment income                                    4.28%(b)       4.35%       5.05%       5.53%       5.92%       5.38%
RATIOS TO AVERAGE NET ASSETS ABSENT EXPENSE
LIMITATIONS
  Expenses                                                 0.55%(b)       0.56%       0.55%       0.59%       0.57%       0.62%
  Net investment income                                    4.28%(b)       4.35%       5.05%       5.53%       5.92%       5.36%
Portfolio turnover rate                                       6%(b)          9%         17%         13%          3%          7%

(a)  Not annualized.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004        --------------------------------------------------------
                                                 (Unaudited)           2003        2002        2001        2000        1999
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, beginning of period           $           1.00          1.00        1.00        1.00        1.00        1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (a)                                  --          0.01        0.01        0.04        0.06        0.05
                                               ----------------      --------    --------    --------    --------    --------
  Total from investment operations                           --          0.01        0.01        0.04        0.06        0.05
                                               ----------------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net investment income (a)                                  --         (0.01)      (0.01)      (0.04)      (0.06)      (0.05)
                                               ----------------      --------    --------    --------    --------    --------
  Total distributions                                        --         (0.01)      (0.01)      (0.04)      (0.06)      (0.05)
                                               ----------------      --------    --------    --------    --------    --------
Net asset value, end of period                 $           1.00          1.00        1.00        1.00        1.00        1.00
                                               ================      ========    ========    ========    ========    ========
Total Return                                               0.27%(b)      0.67%       1.28%       3.71%       5.99%       4.77%
Net assets, end of period (millions)           $           54.8          55.1        56.2        53.5        45.0        38.7
RATIOS TO AVERAGE NET ASSETS ASSUMING EXPENSE
LIMITATIONS
  Expenses                                                 0.48%(c)      0.48%       0.47%       0.50%       0.49%       0.50%
  Net investment income                                    0.55%(c)      0.67%       1.27%       3.59%       5.88%       4.75%
RATIOS TO AVERAGE NET ASSETS ABSENT EXPENSE
LIMITATIONS
  Expenses                                                 0.48%(c)      0.48%       0.47%       0.52%       0.49%       0.53%
  Net investment income                                    0.55%(c)      0.67%       1.27%       3.57%       5.88%       4.72%

(a)  Net  investment  income  and  distributions   from  net  investment  income
     represent less than $0.01 per share for the period ended June 30, 2004.
(b)  Not annualized.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

State Farm VP Management Corp                                       PRESORTED
(Underwriter and Distributor of Securities Products)                 STANDARD
One State Farm Plaza                                               U.S. Postage
Bloomington, IL 61710-001                                              PAID
                                                                    State Farm
FORWARDING SERVICE REQUESTED                                         Insurance
                                                                   Companies(R)

[LOGO OF STATE FARM INSURANCE]

Issued by:
State Farm Life Insurance Company
(Not licensed in New York or Wisconsin)
State Farm Life and Accident Assurance Company
(Licensed in New York and Wisconsin)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securitise Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001

1-888-702-2307

statefarm.com

231.3602.5-CH                                                             2-2004
                                                               Printed in U.S.A.

ITEM 2.    CODE OF ETHICS.

           Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

           The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

           Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

           Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   State Farm Variable Product Trust


By (Signature and Title) *              /s/ Edward B. Rust, Jr.
                                        ----------------------------------------
                                        Edward B. Rust, Jr.
                                        President

Date 9/7/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) *              /s/ Edward B. Rust, Jr.
                                        ----------------------------------------
                                        Edward B. Rust, Jr.
                                        President
Date 9/7/2004


By (Signature and Title) *              /s/ Michael L. Tipsord
                                        ----------------------------------------
                                        Michael L. Tipsord
                                        Senior Vice President and Treasurer
Date 9/7/2004

* Print the name and title of each signing officer under his or her signature